United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Six months ended 4/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.023		0.032	0.028	0.017		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.023		0.032	0.028	0.017		0.007
Less Distributions:
Distributions from net investment income	(0.003)		(0.023)		(0.032)	(0.028)	(0.017)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.023)		(0.032)	(0.028)	(0.017)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.37%		2.38%		3.22%	2.88%	1.74%		0.68%

Ratios to Average Net Assets:
Net expenses	0.60	% [3,4]	0.56	% [4]	0.55%	0.55%	0.55%		0.55%
Net investment income	0.67	% [3]	2.34%		3.18%	2.84%	1.70%		0.67%
Expense waiver/reimbursement [5]	0.26	% [3]	0.26%		0.29%	0.35%	0.35%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,029		$265,803		$306,204	$268,432	$266,017		$308,931

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,003.70	$2.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.82	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	80.5%
Municipal Notes	19.4%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.6%
8-30 Days	0.0%
31-90 Days	5.1%
91-180 Days	9.6%
181 Days or more	4.6%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9% [1,2]
		Alabama--95.6%
$3,215,000		Alabama HFA, MFH (2000 Series C: Parktowne Apartments), 2.000% TOBs (Park Towne Villas Ltd.)/(FHLB of Atlanta LOC), Mandatory Tender 9/1/2009	$3,215,000
6,080,000		Alabama HFA, MFH (2007 Series C), Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.680%, 5/7/2009	6,080,000
3,400,000		Alabama HFA, MFH (Series 2002C), Weekly VRDNs (Liberty Square Apartments, Ltd)/(Wachovia Bank N.A. LOC), 0.710%, 5/7/2009	3,400,000
11,485,000	[3,4]	Alabama HFA, Single Family, ROCs (Series 11643), Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 0.650%, 5/7/2009	11,485,000
850,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 0.810%, 5/7/2009	850,000
9,090,000		Alabama State (Series 2007-A), 5.00% Bonds (FSA INS), 8/1/2009	9,192,408
1,585,000		Alexander, AL, IDB, Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.960%, 5/7/2009	1,585,000
660,000		Alexander, AL, IDB, Weekly VRDNs (Wellborn Forest Products, Inc.)/ (Compass Bank, Birmingham LOC), 0.960%, 5/7/2009	660,000
700,000		Arab, AL, IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/ (Regions Bank, Alabama LOC), 1.460%, 5/7/2009	700,000
295,000		Ashland, AL, IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/ (Regions Bank, Alabama LOC), 1.280%, 5/7/2009	295,000
2,880,000		Auburn, AL, IDB (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.770%, 5/7/2009	2,880,000
1,300,000		Bessemer, AL, IDB (Series 2002), Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 5/7/2009	1,300,000
1,515,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.900%, 5/7/2009	1,515,000
1,158,000		Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 5/7/2009	1,158,000
10,000,000		Birmingham, AL, Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.500%, 5/6/2009	10,000,000
10,000,000		Birmingham, AL, Medical Clinic Board (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.580%, 5/1/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$65,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 1.570%, 5/7/2009	$65,000
5,935,000		Boaz, AL, IDB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 0.800%, 5/7/2009	5,935,000
7,400,000		Chambers County, AL, IDA (Series 2007), Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.960%, 5/7/2009	7,400,000
6,000,000		Chelsea Park, AL, Cooperative District (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.600%, 5/7/2009	6,000,000
6,300,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.690%, 5/6/2009	6,300,000
6,000,000		Decatur, AL, IDB (Series 1998), Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.960%, 5/7/2009	6,000,000
8,500,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 1.100%, 5/6/2009	8,500,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 1.750%, 5/7/2009	3,725,000
1,070,000		Enterprise, AL (Series 2009), 3.00% Bonds, 2/1/2010	1,085,941
2,685,000		Frisco, AL, Industrial Development Board (Series 2005), Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.730%, 5/7/2009	2,685,000
4,275,000		Gadsden, AL, IDB (Series 2000), Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.720%, 5/6/2009	4,275,000
1,125,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 0.800%, 5/1/2009	1,125,000
940,000		Lee County, AL (Series 2009), 2.50% Bonds (Lee County, AL Board of Education)/(Assured Guaranty Corp. INS), 2/1/2010	948,787
12,000,000		Mobile, AL, IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	12,000,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 1.750%, 5/7/2009	4,175,000
4,000,000		Mobile, AL, Special Care Facilities Financing Authority (Series 2008-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	4,000,000
315,000		Montgomery, AL, IDB (Series 1990-A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 3.000%, 5/6/2009	315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$6,000,000		Montgomery, AL, IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	$6,000,000
4,350,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 1.750%, 5/7/2009	4,350,000
855,000		Phenix City, AL (Series 2009-A), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	865,223
95,000		Piedmont, AL, IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 1.520%, 5/6/2009	95,000
10,000,000		Ridge Improvement District (Elmore County), AL (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 1.520%, 5/7/2009	10,000,000
7,735,000		Shelby County, AL, Board of Education (Series 2009), 3.00% Bonds, 2/1/2010	7,862,089
975,000		Shelby County, AL, EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.220%, 5/6/2009	975,000
400,000		Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.400%, 5/1/2009	400,000
1,425,000		St. Clair County, AL, IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 0.880%, 5/7/2009	1,425,000
1,170,000		Tallassee, AL, IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 5/7/2009	1,170,000
13,335,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.530%, 5/7/2009	13,335,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 1.100%, 5/6/2009	6,600,000
10,000,000		Tuscaloosa County, AL, IDA (Series 2008A: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 5/6/2009	10,000,000
10,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.660%, 5/7/2009	10,000,000
10,060,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.510%, 5/7/2009	10,060,000
805,000		Webb, AL, IDB (Series 2001), Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 0.850%, 5/1/2009	805,000
		TOTAL	222,792,448
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--4.3%
$10,000,000		Commonwealth of Puerto Rico (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	$10,033,070
		TOTAL MUNICIPAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	232,825,518
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	203,277
		TOTAL NET ASSETS--100%	$233,028,795

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $34,880,000, which represented 15.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $34,880,000, which represented 15.0% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	232,825,518
Level 3--Significant Unobservable Inputs	--
TOTAL	$232,825,518

The following acronyms are used throughout this portfolio:

COL	--Collateralized
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$232,825,518
Income receivable		511,023
Prepaid expenses		37,521
TOTAL ASSETS		233,374,062
Liabilities:
Payable for shares redeemed	$1,504
Bank overdraft	256,033
Income distribution payable	22,676
Payable for Directors'/Trustees' fees	154
Payable for shareholder services fee (Note 4)	50,426 50,426
Accrued expenses	14,474
TOTAL LIABILITIES		345,267
Net assets for 233,049,841 shares outstanding		$233,028,795
Net Assets Consist of:
Paid-in capital		$233,049,841
Accumulated net realized gain on investments		6,380
Distributions in excess of net investment income		(27,426)
TOTAL NET ASSETS		$233,028,795
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$233,028,795 ÷ 233,049,841 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$1,586,365
Expenses:
Investment adviser fee (Note 4)		$499,963
Administrative personnel and services fee (Note 4)		97,153
Custodian fees		4,862
Transfer and dividend disbursing agent fees and expenses		23,856
Directors'/Trustees' fees		1,118
Auditing fees		9,174
Legal fees		3,108
Portfolio accounting fees		31,881
Shareholder services fee (Note 4)		308,628
Account administration fee		2,907
Share registration costs		30,869
Printing and postage		5,439
Insurance premiums		2,561
Miscellaneous		53,338
TOTAL EXPENSES		1,074,857
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(326,270)
Waiver of administrative personnel and services fee (Note 4)	(2,035)
Reduction of custodian fees (Note 5)	(113)
TOTAL WAIVERS AND EXPENSE REDUCTION		(328,418)
Net expenses			746,439
Net investment income			839,926
Net realized gain on investments			7,249
Change in net assets resulting from operations			$847,175

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$839,926	$6,522,570
Net realized gain on investments	7,249	99,527
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	847,175	6,622,097
Distributions to Shareholders:
Distributions from net investment income	(858,757)	(6,531,122)
Distributions from net realized gain on investments	(97,824)	(46,540)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(956,581)	(6,577,662)
Share Transactions:
Proceeds from sale of shares	129,960,579	542,608,951
Net asset value of shares issued to shareholders in payment of distributions declared	673,508	4,303,870
Cost of shares redeemed	(163,298,434)	(587,359,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,664,347)	(40,446,209)
Change in net assets	(32,773,753)	(40,401,774)
Net Assets:
Beginning of period	265,802,548	306,204,322
End of period (including distributions in excess of net investment income of $(27,426) and (8,595), respectively)	$233,028,795	$265,802,548

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	129,960,579	542,608,951
Shares issued to shareholders in payment of distributions declared	673,508	4,303,870
Shares redeemed	(163,298,434)	(587,359,030)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(32,664,347)	(40,446,209)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $326,270 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,035 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $180,685,000 and $210,435,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $113 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 76.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.0% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

ALABAMA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.002		0.021		0.031		0.028		0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000	[1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.021		0.031		0.028		0.017		0.006
Less Distributions:
Distributions from net investment income	(0.002)		(0.021)		(0.031)		(0.028)		(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--		--		--
TOTAL DISTRIBUTIONS	(0.002)		(0.021)		(0.031)		(0.028)		(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	0.27%		2.18%		3.13%		2.81	% [3]	1.71	% [4]	0.60%

Ratios to Average Net Assets:
Net expenses	0.70	% [5,6]	0.65	% [6]	0.64%		0.61%		0.60%		0.64%
Net investment income	0.46	% [5]	2.05%		3.08%		2.73%		1.74%		0.58%
Expense waiver/reimbursement [7]	0.37	% [5]	0.30%		0.40%		0.47%		0.51%		0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,750		$78,311		$96,744		$77,258		$108,332		$58,032

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.70% and 0.65% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,002.70	$3.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.0%
Municipal Notes	15.7%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.0%
8-30 Days	0.0%
31-90 Days	12.8%
91-180 Days	2.9%
181 Days or more	0.0%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1,2]
		Arizona--99.7%
$1,000,000		Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.490%, 5/6/2009	$1,000,000
1,250,000		Arizona Board of Regents (Series 2008A), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.330%, 5/6/2009	1,250,000
1,875,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 0.600%, 5/7/2009	1,875,000
600,000		Arizona Health Facilities Authority (Series 2008), Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	600,000
1,500,000		Arizona Health Facilities Authority (Series 2008D), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	1,500,000
3,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	3,009,999
1,585,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	1,585,000
2,170,000		Casa Grande, AZ (Series 2008), 3.50% Bonds (FSA INS), 7/1/2009	2,175,718
7,221,000		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	7,221,000
2,000,000		Maricopa County, AZ, School District No. 001 (Phoenix Elementary School), (Series 2009B, Project of 2006), 2.00% Bonds, 7/1/2009	2,002,514
3,000,000		Maricopa County, AZ, School District No. 201 (Buckeye Union High School), (Series 2006), 4.00% Bonds, 7/1/2009	3,009,887
2,275,000		Maricopa County, AZ, IDA, MFH (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.680%, 5/7/2009	2,275,000
975,000		Maricopa County, AZ, IDA, MFH (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.500%, 5/7/2009	975,000
3,500,000		Maricopa County, AZ, IDA, MFH (Series 2008: Village at Sun Valley Apartments), Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.700%, 5/7/2009	3,500,000
3,400,000		Maricopa County, AZ, IDA, MFH, Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.680%, 5/7/2009	3,400,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (Series 2009), Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.800%, 5/7/2009	4,000,000
5,610,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/ (Credit Suisse, Zurich LOC), 0.750%, 5/7/2009	5,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$5,055,000	[3,4]	Mesa, AZ, Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	$5,055,000
1,550,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.800%, 5/7/2009	1,550,000
4,665,000		Phoenix, AZ, IDA (Series 2008), Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.730%, 5/7/2009	4,665,000
1,050,000		Pima County, AZ, IDA (Series 2008B), Weekly VRDNs (Tucson Electric Power Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/6/2009	1,050,000
5,000,000		Pima County, AZ, COP (Series 2008), 5.00% Bonds, 6/1/2009	5,011,557
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank, N.A. LOC), 0.930%, 5/7/2009	2,100,000
6,750,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/ (Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	6,750,000
2,000,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A.LOC), 0.720%, 5/7/2009	2,000,000
1,175,000		Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0720%, 5/7/2009	1,175,000
5,135,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, ROCs (Series 12039), Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.110%, 5/7/2009	5,135,000
5,600,000		Scottsdale, AZ, IDA (Series 2006C), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 1.100%, 5/6/2009	5,600,000
3,000,000		Scottsdale, AZ, IDA (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 1.100%, 5/6/2009	3,000,000
3,358,500	[3,4]	Scottsdale, AZ, Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523), Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ), 0.580%, 5/7/2009	3,358,500
6,500,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 5/7/2009	6,500,000
1,370,000		Tempe, AZ (Series 2008A), 4.00% Bond, 7/1/2009	1,374,738
605,000		Yavapai County, AZ, IDA, Hospital Facilities (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$1,250,000		Yavapai County, AZ, IDA, Hospital Facilities (Series 2008B), Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria S.A. LOC), 0.470%, 5/7/2009	$1,250,000
2,750,000		Yavapai County, AZ, IDA, Solid Waste Disposal (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	2,750,000
1,500,000		Yuma, AZ, IDA, Hospital Revenue (Series 2008), Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	1,500,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	105,418,913
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	331,328
		TOTAL NET ASSETS--100%	$105,750,241

Securities that are subject to the federal alternative minimum tax (AMT) represent 44.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $13,548,500, which represented 12.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $13,548,500, which represented 12.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	105,418,913
Level 3--Significant Unobservable Inputs	--
Total	$105,418,913

The following acronyms are used throughout this portfolio:

COP	--Certificate of Participation
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$105,418,913
Income receivable		342,229
Prepaid expenses		17,627
TOTAL ASSETS		105,778,769
Liabilities:
Income distribution payable	$1,244
Bank overdraft	9,974
Payable for shareholder services fee (Note 4)	17,310
TOTAL LIABILITIES		28,528
Net assets for 105,785,839 shares outstanding		$105,750,241
Net Assets Consist of:
Paid-in capital		$105,785,839
Accumulated net realized loss on investments		(35,593)
Distributions in excess of net investment income		(5)
TOTAL NET ASSETS		$105,750,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$105,750,241 ÷ 105,785,839 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$540,655
Expenses:
Investment adviser fee (Note 4)		$187,887
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		2,696
Transfer and dividend disbursing agent fees and expenses		24,171
Directors'/Trustees' fees		683
Auditing fees		9,174
Legal fees		3,930
Portfolio accounting fees		21,966
Shareholder services fee (Note 4)		96,402
Account administration fee		19,870
Share registration costs		28,720
Printing and postage		5,482
Insurance premiums		2,348
Miscellaneous		24,265
TOTAL EXPENSES		501,978
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(162,997)
Waiver of administrative personnel and services fee (Note 4)	(11,927)
Reduction of custodian fees (Note 5)	(215)
TOTAL WAIVERS AND EXPENSE REDUCTION		(175,139)
Net expenses			326,839
Net investment income			213,816
Net realized loss on investments			(35,166)
Change in net assets resulting from operations			$178,650

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$213,816	$2,362,401
Net realized gain (loss) on investments	(35,166)	27,990
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	178,650	2,390,391
Distributions to Shareholders:
Distributions from net investment income	(213,620)	(2,362,706)
Distributions from net realized gain on investments	(28,001)	(55,345)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(241,621)	(2,418,051)
Share Transactions:
Proceeds from sale of shares	241,173,935	637,315,436
Net asset value of shares issued to shareholders in payment of distributions declared	229,019	2,305,451
Cost of shares redeemed	(213,900,613)	(658,025,956)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,502,341	(18,405,069)
Change in net assets	27,439,370	(18,432,729)
Net Assets:
Beginning of period	78,310,871	96,743,600
End of period (including distributions in excess of net investment income of $(5) and $(201), respectively)	$105,750,241	$78,310,871

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with the stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	241,173,935	637,315,436
Shares issued to shareholders in payment of distributions declared	229,019	2,305,451
Shares redeemed	(213,900,613)	(658,025,956)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	27,502,341	(18,405,069)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $162,997 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.132% of average daily net assets of the Fund. FAS waived $11,927 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $636 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $102,855,000 and $109,240,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $215 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 78.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

ARIZONA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.021		0.031		0.028	0.017		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.021		0.031		0.028	0.017		0.007
Less Distributions:
Distributions from net investment income	(0.003)		(0.021)		(0.031)		(0.028)	(0.017)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.021)		(0.031)		(0.028)	(0.017)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.28%		2.11%		3.18%		2.85%	1.72	% [3]	0.66%

Ratios to Average Net Assets:
Net expenses	0.55	% [4,5]	0.51	% [5]	0.50%		0.50%	0.50%		0.50%
Net investment income	0.54	% [4]	2.03%		3.12%		2.80%	1.71%		0.66%
Expense waiver/reimbursement [6]	0.30	% [4]	0.28%		0.32%		0.39%	0.39%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$608,760		$695,972		$937,640		$860,376	$895,883		$731,846

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.55% and 0.51% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.034		0.031	0.019		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.034		0.031	0.019		0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.41%		2.37%		3.43%		3.10%	1.96%		0.91%

Ratios to Average Net Assets:
Net expenses	0.30	% [3,4]	0.26	% [4]	0.25%		0.25%	0.25%		0.25%
Net investment income	0.79	% [3]	2.21%		3.37%		3.08%	2.06%		0.91%
Expense waiver/reimbursement [5]	0.30	% [3]	0.28%		0.32%		0.49%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$676,889		$888,992		$808,742		$742,268	$519,277		$253,407

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30% and 0.26% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.002		0.019		0.030		0.027	0.015		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.019		0.030		0.027	0.015		0.005
Less Distributions:
Distributions from net investment income	(0.002)		(0.019)		(0.030)		(0.027)	(0.015)		(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.002)		(0.019)		(0.030)		(0.027)	(0.015)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.21%		1.96%		3.02%		2.69%	1.56%		0.51%

Ratios to Average Net Assets:
Net expenses	0.70	% [3,4]	0.66	% [4]	0.65%		0.65%	0.65%		0.65%
Net investment income	0.39	% [3]	1.88%		2.97%		2.66%	1.53%		0.51%
Expense waiver/reimbursement [5]	0.35	% [3]	0.33%		0.37%		0.44%	0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,846		$323,430		$237,215		$269,635	$239,395		$234,964

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.70% and 0.66% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.033		0.030	0.016
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.033		0.030	0.016
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.033)		(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.033)		(0.030)	(0.016)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.38%		2.32%		3.38%		3.05%	1.61%

Ratios to Average Net Assets:
Net expenses	0.35	% [4,5]	0.31	% [5]	0.30%		0.30%	0.30	% [4]
Net investment income	0.76	% [4]	2.17%		3.33%		3.05%	2.18	% [4]
Expense waiver/reimbursement [6]	0.30	% [4]	0.29%		0.32%		0.50%	0.59	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$375,803		$688,184		$426,310		$284,415	$155,745

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.31% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.016		0.026		0.023	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.001		0.016		0.026		0.023	0.011
Less Distributions:
Distributions from net investment income	(0.001)		(0.016)		(0.026)		(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.001)		(0.016)		(0.026)		(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.08%		1.60%		2.66%		2.34%	1.06%

Ratios to Average Net Assets:
Net expenses	0.96	% [4,5]	1.01	% [5]	1.00%		1.00%	1.00	% [4]
Net investment income	0.13	% [4]	1.53%		2.62%		2.29%	1.48	% [4]
Expense waiver/reimbursement [6]	0.49	% [4]	0.38%		0.42%		0.49%	0.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,349		$128,669		$129,084		$128,514	$174,437

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,002.80	$2.73
Institutional Shares	$1,000	$1,004.10	$1.49
Cash II Shares	$1,000	$1,002.10	$3.47
Institutional Capital Shares	$1,000	$1,003.80	$1.74
Cash Series Shares	$1,000	$1,000.80	$4.76
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.07	$2.76
Institutional Shares	$1,000	$1,023.31	$1.51
Cash II Shares	$1,000	$1,021.32	$3.51
Institutional Capital Shares	$1,000	$1,023.06	$1.76
Cash Series Shares	$1,000	$1,020.03	$4.81

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.55%
Institutional Shares	0.30%
Cash II Shares	0.70%
Institutional Capital Shares	0.35%
Cash Series Shares	0.96%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	64.3%
Municipal Notes	18.3%
Commercial Paper	17.2%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.0%
8-30 Days	4.8%
31-90 Days	25.7%
91-180 Days	0.9%
181 Days or more	2.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		California--98.6%
$8,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.390%, 5/6/2009	$8,105,000
2,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.450%, 5/7/2009	2,885,000
1,220,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/7/2009	1,220,000
35,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	35,900,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Point Loma Nazarene University)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/7/2009	5,000,000
375,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.450%, 5/7/2009	375,000
6,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.400%, 5/7/2009	6,200,000
6,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	6,000,000
6,000,000		Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,130,949
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,042,416
25,000,000		California Community College Financing Authority, (Series 2008A), 3.50% TRANs (FSA INS), 6/30/2009	25,070,673
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.400%, 5/7/2009	12,000,000
1,610,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	1,610,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	8,000,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.50% CP (Kaiser Permanente), Mandatory Tender 6/12/2009	32,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.80% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	$18,500,000
35,000,000	[3,4]	California Health Facilities Financing Authority, PUTTERs (Series 3299) Weekly VRDNs (Sutter Health)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	35,000,000
4,290,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.750%, 5/7/2009	4,290,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	6,250,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.750%, 5/7/2009	4,000,000
15,000,000		California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(City National Bank LOC), 0.500%, 5/7/2009	15,000,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.750%, 5/7/2009	3,010,000
34,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.250%, 5/1/2009	34,225,000
9,000,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2009A-2), 0.50% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.320%, 5/7/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.500%, 5/7/2009	2,750,000
5,000,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/1/2009	5,000,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 5/7/2009	5,485,000
40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	40,096,396
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 5/7/2009	9,000,000
7,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.900%, 5/7/2009	7,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$32,900,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.200%, 5/7/2009	$32,900,000
4,297,000		California State University Institute, (Series A), 0.45% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 5/8/2009	4,297,000
19,200,000		California State University Institute, (Series A), 0.50% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2009	19,200,000
6,200,000		California State University Institute, (Series A), 0.60% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2009	6,200,000
6,900,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.390%, 5/7/2009	6,900,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.400%, 5/7/2009	7,395,000
4,650,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.390%, 5/7/2009	4,650,000
6,050,000		California State, (Series 2004A-2) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.350%, 5/1/2009	6,050,000
48,000,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/7/2009	48,000,000
9,200,000	[3,4]	California State, ROCs (Series 12119) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	9,200,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.500%, 5/7/2009	3,635,000
1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.550%, 5/7/2009	1,900,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	11,300,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.40% CP (Kaiser Permanente), Mandatory Tender 7/28/2009	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.300%, 5/6/2009	$20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 0.350%, 5/7/2009	10,000,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 0.850%, 5/7/2009	7,000,000
8,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	8,230,000
4,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 0.340%, 5/7/2009	4,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/6/2009	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.730%, 5/7/2009	24,035,000
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,032,983
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,032,983
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,660,690
4,575,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.240%, 5/6/2009	4,575,000
30,120,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,120,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.730%, 5/7/2009	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-33) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 5/7/2009	15,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$800,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	$800,000
8,545,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 5/6/2009	8,545,000
47,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, EAGLES (Series 2006-117) Weekly VRDNs (GTD by Citibank N.A., New York)/(FSA INS)/(Citibank N.A., New York LIQ), 0.860%, 5/7/2009	47,000,000
16,560,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.510%, 5/7/2009	16,560,000
51,150,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2009	51,150,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/7/2009	22,585,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.100%, 5/7/2009	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 5/7/2009	5,410,000
25,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	25,044,207
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.730%, 5/6/2009	19,995,000
10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	10,083,684
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.630%, 5/7/2009	11,250,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank N.A., New York LIQ), 0.590%, 5/7/2009	14,000,000
7,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.475% CP, Mandatory Tender 8/12/2009	7,000,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 5/7/2009	8,460,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$50,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	$50,000,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.480%, 5/7/2009	11,815,000
16,350,000		Los Angeles, CA Unified School District, (Series 1997A: Belmont Learning Complex) Weekly VRDNs (Bank of New York LOC), 0.250%, 5/6/2009	16,350,000
25,000,000		Los Angeles, CA Wastewater System, 0.65% CP, Mandatory Tender 6/8/2009	25,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.330%, 5/7/2009	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 5/7/2009	10,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.600%, 5/7/2009	7,930,000
4,960,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank N.A., New York LIQ), 0.590%, 5/7/2009	4,960,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 0.750%, 5/6/2009	9,480,000
5,835,000		Moorpark, CA Unified School District, COP (Series 2003A) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	5,835,000
500,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.430%, 5/7/2009	500,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.680%, 5/7/2009	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.380%, 5/7/2009	3,750,000
12,000,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	12,000,000
6,560,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	6,560,000
11,750,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	11,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.600%, 5/7/2009	$17,285,000
12,275,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	12,275,000
6,105,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	6,105,000
21,295,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,295,000
14,200,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	14,200,000
21,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 5/7/2009	21,755,000
17,100,000		Regents of University of California, (Series A), 0.50% CP, Mandatory Tender 6/17/2009	17,100,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank of California, N.A. LOC), 0.390%, 5/7/2009	4,000,000
17,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank of California, N.A. LOC), 0.250%, 5/6/2009	17,000,000
59,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.50% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 7/9/2009	59,188,000
8,855,000	[3,4]	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	8,855,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.650%, 5/7/2009	7,285,000
22,750,000		San Diego County, CA Water Authority, (Series 3), 1.40% CP, Mandatory Tender 5/22/2009	22,750,000
38,965,000		San Diego County, CA Water Authority, (Series 3), 1.45% CP, Mandatory Tender 5/7/2009	38,965,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.50% CP, Mandatory Tender 5/12/2009	20,000,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.60% CP, Mandatory Tender 5/14/2009	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$8,500,000		San Diego County, CA Water Authority, (Series 3), 1.75% CP, Mandatory Tender 7/9/2009	$8,500,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 1.130%, 5/7/2009	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	6,850,000
4,400,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.350%, 5/7/2009	4,400,000
16,830,000	[3,4]	San Diego, CA Community College District, ROCs (Series 12197) Weekly VRDNs (San Diego County, CA)/(FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.330%, 5/7/2009	16,830,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.640%, 5/7/2009	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008A), 3.00% TRANs, 7/1/2009	15,033,792
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.430%, 5/7/2009	9,670,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/1/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/2/2009	5,000,000
20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.60% CP (BNP Paribas SA LOC), Mandatory Tender 7/16/2009	20,000,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.70% CP (BNP Paribas SA LOC), Mandatory Tender 8/5/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.75% CP (BNP Paribas SA LOC), Mandatory Tender 9/22/2009	5,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 0.70% CP (Bank of America N.A. LOC), Mandatory Tender 6/3/2009	5,000,000
22,600,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.550%, 5/7/2009	22,600,000
5,000,000		San Jose, CA Financing Authority, (Series 2008A) Weekly VRDNs (San Jose, CA)/(Bank of Nova Scotia, Toronto and CALSTRS (California State Teachers' Retirement System) LOCs), 0.220%, 5/7/2009	5,000,000
26,305,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 0.550%, 5/7/2009	26,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/7/2009	$21,925,000
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,150,342
7,700,000		Santa Clara County, CA Financing Authority, (Series 2009A) Weekly VRDNs (El Camino Hospital)/(Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2009	7,700,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.330%, 5/7/2009	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,554,015
22,580,000	[3,4]	School Facilities Financing Authority, CA, State Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.570%, 5/7/2009	22,580,000
3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	3,805,141
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.540%, 5/7/2009	2,000,000
11,000,000		Southern California Public Power Authority (Power Projects), (Series 2009-1) Weekly VRDNs (KBC Bank N.V. LOC), 0.280%, 5/6/2009	11,000,000
3,100,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	3,100,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	9,210,000
7,200,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 5/7/2009	7,200,000
4,700,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2009	4,700,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,109,382
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/6/2009	14,925,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.440%, 5/7/2009	17,520,000
		TOTAL	1,998,502,653
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--1.2%
$2,000,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	$2,000,000
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.720%, 5/6/2009	10,800,000
11,175,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/7/2009	11,175,000
		TOTAL	23,975,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	2,022,477,653
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	4,169,186
		TOTAL NET ASSETS--100%	$2,026,646,839

On April 30, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $716,855,000, which represented 35.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $716,855,000, which represented 35.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	2,022,477,653
Level 3--Significant Unobservable Inputs	--
TOTAL	$2,022,477,653

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,022,477,653
Income receivable		8,735,673
Receivable for shares sold		29,699
Prepaid temporary guarantee program insurance		506,104
TOTAL ASSETS		2,031,749,129
Liabilities:
Payable for investments purchased	$4,000,247
Payable for shares redeemed	29,666
Income distribution payable	199,299
Bank overdraft	416,571
Payable for distribution services fee (Note 4)	78,274
Payable for shareholder services fee (Note 4)	133,702
Accrued expenses	244,531
TOTAL LIABILITIES		5,102,290
Net assets for 2,026,197,460 shares outstanding		$2,026,646,839
Net Assets Consist of:
Paid-in capital		$2,026,197,425
Accumulated net realized gain on investments		477,488
Distributions in excess of net investment income		(28,074)
TOTAL NET ASSETS		$2,026,646,839
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$608,760,316 ÷ 608,603,863 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$676,888,665 ÷ 676,671,698 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$262,846,152 ÷ 262,831,629 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$375,802,818 ÷ 375,765,135 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$102,348,888 ÷ 102,325,135 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest		$13,167,940
Expenses:
Investment adviser fee (Note 4)	$4,809,756
Administrative personnel and services fee (Note 4)	934,736
Custodian fees	48,602
Transfer and dividend disbursing agent fees and expenses	593,092
Directors'/Trustees' fees	12,445
Auditing fees	9,968
Legal fees	7,944
Portfolio accounting fees	104,868
Distribution services fee--Cash II Shares (Note 4)	296,959
Distribution services fee--Cash Series Shares (Note 4)	378,636
Shareholder services fee--Institutional Service Shares (Note 4)	714,018
Shareholder services fee--Cash II Shares (Note 4)	371,198
Shareholder services fee--Institutional Capital Shares (Note 4)	123,195
Shareholder services fee--Cash Series Shares (Note 4)	157,702
Account administration fee--Institutional Service Shares	129,569
Account administration fee--Cash Series Shares	252
Share registration costs	44,206
Printing and postage	33,600
Insurance premiums	5,832
Temporary guarantee program insurance (Note 2)	578,082
Miscellaneous	4,458
TOTAL EXPENSES	9,359,118

Statement of Operations -continued

Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(3,519,233)
Waiver of administrative personnel and services fee (Note 4)	(19,680)
Waiver of distribution services fee--Cash II Shares (Note 4)	(74,240)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(63,182)
Waiver of shareholder services fees--Cash Series Shares (Note 4)	(56,903)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 4)	(8,513)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(905)
Reduction of custodian fees (Note 5)	(14,472)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(3,757,128)
Net expenses			$5,601,990
Net investment income			7,565,950
Net realized gain on investments			485,083
Change in net assets resulting from operations			$8,051,033

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,565,950	$62,862,701
Net realized gain on investments	485,083	455,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,051,033	63,318,566
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,835,908)	(22,456,565)
Institutional Shares	(3,314,059)	(20,924,803)
Cash II Shares	(573,618)	(5,390,193)
Institutional Capital Shares	(1,763,142)	(11,952,725)
Cash Series Shares	(81,545)	(2,156,774)
Distributions from net realized gain on investments
Institutional Service Shares	(125,614)	(416,958)
Institutional Shares	(166,904)	(325,018)
Cash II Shares	(56,921)	(103,389)
Institutional Capital Shares	(84,829)	(181,226)
Cash Series Shares	(24,266)	(52,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,026,806)	(63,960,459)
Share Transactions:
Proceeds from sale of shares	2,079,989,115	10,823,529,340
Net asset value of shares issued to shareholders in payment of distributions declared	5,475,264	44,141,119
Cost of shares redeemed	(2,784,088,319)	(10,680,773,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(698,623,940)	186,896,764
Change in net assets	(698,599,713)	186,254,871
Net Assets:
Beginning of period	2,725,246,552	2,538,991,681
End of period (including distributions in excess of net investment income of $(28,074) and $(25,752), respectively)	$2,026,646,839	$2,725,246,552

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	697,010,928	$697,010,928	4,131,267,566	$4,131,267,566
Shares issued to shareholders in payment of distributions declared	1,199,355	1,199,355	12,275,113	12,275,113
Shares redeemed	(785,439,465)	(785,439,465)	(4,385,001,365)	(4,385,001,365)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(87,229,182)	$(87,229,182)	(241,458,686)	$(241,458,686)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	818,613,143	$818,613,143	4,061,222,967	$4,061,222,967
Shares issued to shareholders in payment of distributions declared	1,896,607	1,896,607	12,875,576	12,875,576
Shares redeemed	(1,032,616,785)	(1,032,616,785)	(3,993,640,902)	(3,993,640,902)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(212,107,035)	$(212,107,035)	80,457,641	$80,457,641

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	169,154,834	$169,154,834	782,647,531	$782,647,531
Shares issued to shareholders in payment of distributions declared	625,404	625,404	5,416,869	5,416,869
Shares redeemed	(230,367,181)	(230,367,181)	(701,771,960)	(701,771,960)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(60,586,943)	$(60,586,943)	86,292,440	$86,292,440

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	327,793,098	$327,793,098	1,585,726,364	$1,585,726,364
Shares issued to shareholders in payment of distributions declared	1,650,021	1,650,021	11,405,726	11,405,726
Shares redeemed	(641,823,802)	(641,823,802)	(1,335,142,502)	(1,335,142,502)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(312,380,683)	$(312,380,683)	261,989,588	$261,989,588

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	67,417,112	$67,417,112	262,664,912	$262,664,912
Shares issued to shareholders in payment of distributions declared	103,877	103,877	2,167,835	2,167,835
Shares redeemed	(93,841,086)	(93,841,086)	(265,216,966)	(265,216,966)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(26,320,097)	$(26,320,097)	(384,219)	$(384,219)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(698,623,940)	$(698,623,940)	186,896,764	$186,896,764

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $3,519,233 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,680 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $137,422 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $14,083 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $9,418 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, unaffiliated third-party financial intermediaries voluntarily waived $56,903 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $739,490,000 and $1,212,230,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $14,472 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 62.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.1% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.034		0.031	0.019		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.034		0.031	0.019		0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.41%		2.37%		3.43%		3.10%	1.96%		0.91%

Ratios to Average Net Assets:
Net expenses	0.30	% [3,4]	0.26	% [4]	0.25%		0.25%	0.25%		0.25%
Net investment income	0.79	% [3]	2.21%		3.37%		3.08%	2.06%		0.91%
Expense waiver/reimbursement [5]	0.30	% [3]	0.28%		0.32%		0.49%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$676,889		$888,992		$808,742		$742,268	$519,277		$253,407

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30% and 0.26% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.10	$1.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	64.3%
Municipal Notes	18.3%
Commercial Paper	17.2%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.0%
8-30 Days	4.8%
31-90 Days	25.7%
91-180 Days	0.9%
181 Days or more	2.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		California--98.6%
$8,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.390%, 5/6/2009	$8,105,000
2,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.450%, 5/7/2009	2,885,000
1,220,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/7/2009	1,220,000
35,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	35,900,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Point Loma Nazarene University)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/7/2009	5,000,000
375,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.450%, 5/7/2009	375,000
6,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.400%, 5/7/2009	6,200,000
6,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	6,000,000
6,000,000		Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,130,949
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,042,416
25,000,000		California Community College Financing Authority, (Series 2008A), 3.50% TRANs (FSA INS), 6/30/2009	25,070,673
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.400%, 5/7/2009	12,000,000
1,610,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	1,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	$8,000,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.50% CP (Kaiser Permanente), Mandatory Tender 6/12/2009	32,000,000
18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.80% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	18,500,000
35,000,000	[3,4]	California Health Facilities Financing Authority, PUTTERs (Series 3299) Weekly VRDNs (Sutter Health)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	35,000,000
4,290,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.750%, 5/7/2009	4,290,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	6,250,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.750%, 5/7/2009	4,000,000
15,000,000		California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(City National Bank LOC), 0.500%, 5/7/2009	15,000,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.750%, 5/7/2009	3,010,000
34,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.250%, 5/1/2009	34,225,000
9,000,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2009A-2), 0.50% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.320%, 5/7/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.500%, 5/7/2009	2,750,000
5,000,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/1/2009	5,000,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 5/7/2009	5,485,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	$40,096,396
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 5/7/2009	9,000,000
7,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.900%, 5/7/2009	7,600,000
32,900,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.200%, 5/7/2009	32,900,000
4,297,000		California State University Institute, (Series A), 0.45% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 5/8/2009	4,297,000
19,200,000		California State University Institute, (Series A), 0.50% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2009	19,200,000
6,200,000		California State University Institute, (Series A), 0.60% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/3/2009	6,200,000
6,900,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.390%, 5/7/2009	6,900,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.400%, 5/7/2009	7,395,000
4,650,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.390%, 5/7/2009	4,650,000
6,050,000		California State, (Series 2004A-2) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.350%, 5/1/2009	6,050,000
48,000,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/7/2009	48,000,000
9,200,000	[3,4]	California State, ROCs (Series 12119) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	9,200,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.500%, 5/7/2009	3,635,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.550%, 5/7/2009	$1,900,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	11,300,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.40% CP (Kaiser Permanente), Mandatory Tender 7/28/2009	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.260%, 5/6/2009	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.300%, 5/6/2009	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 0.350%, 5/7/2009	10,000,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 0.850%, 5/7/2009	7,000,000
8,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	8,230,000
4,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 0.340%, 5/7/2009	4,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/6/2009	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.730%, 5/7/2009	24,035,000
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,032,983
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,032,983
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,660,690
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$4,575,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.240%, 5/6/2009	$4,575,000
30,120,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,120,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.730%, 5/7/2009	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-33) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 5/7/2009	15,235,000
800,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	800,000
8,545,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 5/6/2009	8,545,000
47,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, EAGLES (Series 2006-117) Weekly VRDNs (GTD by Citibank N.A., New York)/(FSA INS)/(Citibank N.A., New York LIQ), 0.860%, 5/7/2009	47,000,000
16,560,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.510%, 5/7/2009	16,560,000
51,150,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2009	51,150,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/7/2009	22,585,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.100%, 5/7/2009	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 5/7/2009	5,410,000
25,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	25,044,207
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.730%, 5/6/2009	19,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	$10,083,684
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.630%, 5/7/2009	11,250,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank N.A., New York LIQ), 0.590%, 5/7/2009	14,000,000
7,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.475% CP, Mandatory Tender 8/12/2009	7,000,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 5/7/2009	8,460,000
50,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	50,000,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.480%, 5/7/2009	11,815,000
16,350,000		Los Angeles, CA Unified School District, (Series 1997A: Belmont Learning Complex) Weekly VRDNs (Bank of New York LOC), 0.250%, 5/6/2009	16,350,000
25,000,000		Los Angeles, CA Wastewater System, 0.65% CP, Mandatory Tender 6/8/2009	25,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.330%, 5/7/2009	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 5/7/2009	10,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.600%, 5/7/2009	7,930,000
4,960,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank N.A., New York LIQ), 0.590%, 5/7/2009	4,960,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 0.750%, 5/6/2009	9,480,000
5,835,000		Moorpark, CA Unified School District, COP (Series 2003A) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	5,835,000
500,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.430%, 5/7/2009	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.680%, 5/7/2009	$17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.380%, 5/7/2009	3,750,000
12,000,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	12,000,000
6,560,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	6,560,000
11,750,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	11,750,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.600%, 5/7/2009	17,285,000
12,275,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	12,275,000
6,105,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.750%, 5/7/2009	6,105,000
21,295,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,295,000
14,200,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.870%, 5/7/2009	14,200,000
21,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 5/7/2009	21,755,000
17,100,000		Regents of University of California, (Series A), 0.50% CP, Mandatory Tender 6/17/2009	17,100,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank of California, N.A. LOC), 0.390%, 5/7/2009	4,000,000
17,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank of California, N.A. LOC), 0.250%, 5/6/2009	17,000,000
59,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.50% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 7/9/2009	59,188,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$8,855,000	[3,4]	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	$8,855,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.650%, 5/7/2009	7,285,000
22,750,000		San Diego County, CA Water Authority, (Series 3), 1.40% CP, Mandatory Tender 5/22/2009	22,750,000
38,965,000		San Diego County, CA Water Authority, (Series 3), 1.45% CP, Mandatory Tender 5/7/2009	38,965,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.50% CP, Mandatory Tender 5/12/2009	20,000,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.60% CP, Mandatory Tender 5/14/2009	20,000,000
8,500,000		San Diego County, CA Water Authority, (Series 3), 1.75% CP, Mandatory Tender 7/9/2009	8,500,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 1.130%, 5/7/2009	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	6,850,000
4,400,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.350%, 5/7/2009	4,400,000
16,830,000	[3,4]	San Diego, CA Community College District, ROCs (Series 12197) Weekly VRDNs (San Diego County, CA)/(FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.330%, 5/7/2009	16,830,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.640%, 5/7/2009	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008A), 3.00% TRANs, 7/1/2009	15,033,792
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.430%, 5/7/2009	9,670,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/1/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/2/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.60% CP (BNP Paribas SA LOC), Mandatory Tender 7/16/2009	$20,000,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.70% CP (BNP Paribas SA LOC), Mandatory Tender 8/5/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.75% CP (BNP Paribas SA LOC), Mandatory Tender 9/22/2009	5,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 0.70% CP (Bank of America N.A. LOC), Mandatory Tender 6/3/2009	5,000,000
22,600,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.550%, 5/7/2009	22,600,000
5,000,000		San Jose, CA Financing Authority, (Series 2008A) Weekly VRDNs (San Jose, CA)/(Bank of Nova Scotia, Toronto and CALSTRS (California State Teachers' Retirement System) LOCs), 0.220%, 5/7/2009	5,000,000
26,305,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 0.550%, 5/7/2009	26,305,000
21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/7/2009	21,925,000
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,150,342
7,700,000		Santa Clara County, CA Financing Authority, (Series 2009A) Weekly VRDNs (El Camino Hospital)/(Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2009	7,700,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.330%, 5/7/2009	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,554,015
22,580,000	[3,4]	School Facilities Financing Authority, CA, State Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.570%, 5/7/2009	22,580,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	$3,805,141
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.540%, 5/7/2009	2,000,000
11,000,000		Southern California Public Power Authority (Power Projects), (Series 2009-1) Weekly VRDNs (KBC Bank N.V. LOC), 0.280%, 5/6/2009	11,000,000
3,100,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	3,100,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	9,210,000
7,200,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 5/7/2009	7,200,000
4,700,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/6/2009	4,700,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,109,382
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 0.400%, 5/6/2009	14,925,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.440%, 5/7/2009	17,520,000
		TOTAL	1,998,502,653
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--1.2%
$2,000,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	$2,000,000
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.720%, 5/6/2009	10,800,000
11,175,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/7/2009	11,175,000
		TOTAL	23,975,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	2,022,477,653
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	4,169,186
		TOTAL NET ASSETS--100%	$2,026,646,839

On April 30, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $716,855,000, which represented 35.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $716,855,000, which represented 35.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	2,022,477,653
Level 3--Significant Unobservable Inputs	--
TOTAL	$2,022,477,653

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,022,477,653
Income receivable		8,735,673
Receivable for shares sold		29,699
Prepaid temporary guarantee program insurance		506,104
TOTAL ASSETS		2,031,749,129
Liabilities:
Payable for investments purchased	$4,000,247
Payable for shares redeemed	29,666
Income distribution payable	199,299
Bank overdraft	416,571
Payable for distribution services fee (Note 4)	78,274
Payable for shareholder services fee (Note 4)	133,702
Accrued expenses	244,531
TOTAL LIABILITIES		5,102,290
Net assets for 2,026,197,460 shares outstanding		$2,026,646,839
Net Assets Consist of:
Paid-in capital		$2,026,197,425
Accumulated net realized gain on investments		477,488
Distributions in excess of net investment income		(28,074)
TOTAL NET ASSETS		$2,026,646,839
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$608,760,316 ÷ 608,603,863 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$676,888,665 ÷ 676,671,698 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$262,846,152 ÷ 262,831,629 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$375,802,818 ÷ 375,765,135 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$102,348,888 ÷ 102,325,135 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest		$13,167,940
Expenses:
Investment adviser fee (Note 4)	$4,809,756
Administrative personnel and services fee (Note 4)	934,736
Custodian fees	48,602
Transfer and dividend disbursing agent fees and expenses	593,092
Directors'/Trustees' fees	12,445
Auditing fees	9,968
Legal fees	7,944
Portfolio accounting fees	104,868
Distribution services fee--Cash II Shares (Note 4)	296,959
Distribution services fee--Cash Series Shares (Note 4)	378,636
Shareholder services fee--Institutional Service Shares (Note 4)	714,018
Shareholder services fee--Cash II Shares (Note 4)	371,198
Shareholder services fee--Institutional Capital Shares (Note 4)	123,195
Shareholder services fee--Cash Series Shares (Note 4)	157,702
Account administration fee--Institutional Service Shares	129,569
Account administration fee--Cash Series Shares	252
Share registration costs	44,206
Printing and postage	33,600
Insurance premiums	5,832
Temporary guarantee program insurance (Note 2)	578,082
Miscellaneous	4,458
TOTAL EXPENSES	9,359,118

Statement of Operations -continued

Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(3,519,233)
Waiver of administrative personnel and services fee (Note 4)	(19,680)
Waiver of distribution services fee--Cash II Shares (Note 4)	(74,240)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(63,182)
Waiver of shareholder services fees--Cash Series Shares (Note 4)	(56,903)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 4)	(8,513)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(905)
Reduction of custodian fees (Note 5)	(14,472)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(3,757,128)
Net expenses			$5,601,990
Net investment income			7,565,950
Net realized gain on investments			485,083
Change in net assets resulting from operations			$8,051,033

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,565,950	$62,862,701
Net realized gain on investments	485,083	455,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,051,033	63,318,566
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,835,908)	(22,456,565)
Institutional Shares	(3,314,059)	(20,924,803)
Cash II Shares	(573,618)	(5,390,193)
Institutional Capital Shares	(1,763,142)	(11,952,725)
Cash Series Shares	(81,545)	(2,156,774)
Distributions from net realized gain on investments
Institutional Service Shares	(125,614)	(416,958)
Institutional Shares	(166,904)	(325,018)
Cash II Shares	(56,921)	(103,389)
Institutional Capital Shares	(84,829)	(181,226)
Cash Series Shares	(24,266)	(52,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,026,806)	(63,960,459)
Share Transactions:
Proceeds from sale of shares	2,079,989,115	10,823,529,340
Net asset value of shares issued to shareholders in payment of distributions declared	5,475,264	44,141,119
Cost of shares redeemed	(2,784,088,319)	(10,680,773,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(698,623,940)	186,896,764
Change in net assets	(698,599,713)	186,254,871
Net Assets:
Beginning of period	2,725,246,552	2,538,991,681
End of period (including distributions in excess of net investment income of $(28,074) and $(25,752), respectively)	$2,026,646,839	$2,725,246,552
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	697,010,928	$697,010,928	4,131,267,566	$4,131,267,566
Shares issued to shareholders in payment of distributions declared	1,199,355	1,199,355	12,275,113	12,275,113
Shares redeemed	(785,439,465)	(785,439,465)	(4,385,001,365)	(4,385,001,365)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(87,229,182)	$(87,229,182)	(241,458,686)	$(241,458,686)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	818,613,143	$818,613,143	4,061,222,967	$4,061,222,967
Shares issued to shareholders in payment of distributions declared	1,896,607	1,896,607	12,875,576	12,875,576
Shares redeemed	(1,032,616,785)	(1,032,616,785)	(3,993,640,902)	(3,993,640,902)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(212,107,035)	$(212,107,035)	80,457,641	$80,457,641

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	169,154,834	$169,154,834	782,647,531	$782,647,531
Shares issued to shareholders in payment of distributions declared	625,404	625,404	5,416,869	5,416,869
Shares redeemed	(230,367,181)	(230,367,181)	(701,771,960)	(701,771,960)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(60,586,943)	$(60,586,943)	86,292,440	$86,292,440

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	327,793,098	$327,793,098	1,585,726,364	$1,585,726,364
Shares issued to shareholders in payment of distributions declared	1,650,021	1,650,021	11,405,726	11,405,726
Shares redeemed	(641,823,802)	(641,823,802)	(1,335,142,502)	(1,335,142,502)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(312,380,683)	$(312,380,683)	261,989,588	$261,989,588

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	67,417,112	$67,417,112	262,664,912	$262,664,912
Shares issued to shareholders in payment of distributions declared	103,877	103,877	2,167,835	2,167,835
Shares redeemed	(93,841,086)	(93,841,086)	(265,216,966)	(265,216,966)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(26,320,097)	$(26,320,097)	(384,219)	$(384,219)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(698,623,940)	$(698,623,940)	186,896,764	$186,896,764

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $3,519,233 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,680 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $137,422 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $14,083 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $9,418 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, unaffiliated third-party financial intermediaries voluntarily waived $56,903 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $739,490,000 and $1,212,230,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $14,472 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 62.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.1% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.020		0.030	0.026	0.015	0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.020		0.030	0.026	0.015	0.005
Less Distributions:
Distributions from net investment income	(0.002)		(0.020)		(0.030)	(0.026)	(0.015)	(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.002)		(0.020)		(0.030)	(0.026)	(0.015)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.20%		2.06%		3.04%	2.67%	1.53%	0.48%

Ratios to Average Net Assets:
Net expenses	0.73	% [3,4]	0.68	% [4]	0.67%	0.67%	0.67%	0.67%
Net investment income	0.33	% [3]	2.00%		3.00%	2.63%	1.46%	0.48%
Expense waiver/reimbursement [5]	0.26	% [3]	0.18%		0.21%	0.28%	0.27%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,510		$139,438		$149,677	$155,937	$174,343	$261,427

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72% and 0.68% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2009		2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000	[2]	0.017		0.027	0.023	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.000		0.017		0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.000	) [2]	(0.017)		(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.000)		(0.017)		(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [3]	0.09%		1.72%		2.70%	2.33%	1.06	% [4]

Ratios to Average Net Assets:
Net expenses	0.96	% [5,6]	1.01	% [6]	1.00%	1.00%	1.00	% [5]
Net investment income	0.09	% [5]	1.54%		2.67%	2.28%	1.51	% [5]
Expense waiver/reimbursement [7]	0.63	% [5]	0.46%		0.51%	0.57%	0.59	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$62,049		$69,657		$68,368	$56,009	$73,172

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,002.00	$3.62
Cash Series Shares	$1,000	$1,000.90	$4.76
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.17	$3.66
Cash Series Shares	$1,000	$1,020.03	$4.81

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.73%
Cash Series Shares	0.96%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	69.3%
Municipal Notes	25.8%
Commercial Paper	7.2%
Other Assets and Liabilities - Net [2]	(2.3)%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.3%
8-30 Days	3.1%
31-90 Days	4.4%
91-180 Days	8.7%
181 Days or more	14.8%
Other Assets and Liabilities - Net [2]	(2.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.3% [1,2]
		Connecticut--89.7%
$3,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.780%, 5/6/2009	$3,600,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.590%, 5/6/2009	4,100,000
1,800,000		Connecticut Development Authority, (Series 1999), 1.50% CP (New England Power Co.), Mandatory Tender 5/7/2009	1,800,000
1,385,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 0.790%, 5/7/2009	1,385,000
2,000,000		Connecticut Health and Educational Facilities Authority, (Series L) Weekly VRDNs (Trinity College)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/7/2009	2,000,000
5,400,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 0.200%, 5/7/2009	5,400,000
1,100,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/ (RBS Citizens Bank N.A. LOC), 3.750%, 5/6/2009	1,100,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	2,800,000
5,590,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	5,590,000
2,280,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/ (JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/7/2009	2,280,000
2,680,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 0.640%, 5/7/2009	2,680,000
4,860,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/7/2009	4,860,000
2,530,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.400%, 5/6/2009	2,530,000
4,915,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 0.470%, 5/7/2009	4,915,000
4,405,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/ (TD Banknorth N.A. LOC), 0.470%, 5/7/2009	4,405,000
5,870,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/ (JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/7/2009	5,870,000
6,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.600%, 5/6/2009	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$3,200,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/7/2009	$3,200,000
7,720,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/ (KBC Bank N.V. LOC), 0.700%, 5/6/2009	7,720,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.450%, 5/6/2009	1,800,000
1,700,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.380%, 5/7/2009	1,700,000
1,000,000		Connecticut State HFA, (Subseries A-2), 2.50% Bonds, 5/15/2009	1,000,189
3,900,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.450%, 5/1/2009	3,900,000
8,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.250%, 5/6/2009	8,000,000
6,005,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.510%, 5/7/2009	6,005,000
3,925,000		Easton, CT, 3.25% BANs, 11/6/2009	3,944,870
6,000,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/ (FSA INS)/(Societe Generale, Paris LIQ), 0.800%, 5/7/2009	6,000,000
2,255,000		Marlborough, CT, 2.50% BANs, 12/9/2009	2,271,935
1,775,000		Milford, CT, 3.75% BANs, 5/5/2009	1,775,219
6,000,000		New Britain, CT, 3.00% BANs, 3/30/2010	6,092,106
4,655,000		New Haven, CT, (Series 2002A), 0.60% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 5/15/2009	4,655,000
5,000,000		New Haven, CT, (Series 2002A), 0.60% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 6/22/2009	5,000,000
1,790,000		New Haven, CT, (Series 2002A), 0.65% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 6/11/2009	1,790,000
1,500,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	1,507,235
1,365,000		Old Saybrook, CT, 2.50% BANs, 7/7/2009	1,365,000
4,000,000		Regional School District No. 4, CT, 1.50% BANs, 2/2/2010	4,017,937
6,395,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 0.690%, 5/7/2009	6,395,000
5,000,000		Sherman, CT, 2.50% BANs, 8/27/2009	5,014,312
1,660,000		Sterling, CT, 1.75% BANs, 1/28/2010	1,669,179
4,825,000		Thomaston, CT, 1.50% BANs, 2/5/2010	4,851,875
3,000,000		Warren, CT, 2.25% BANs, 12/17/2009	3,004,625
5,000,000		Waterbury, CT, 2.50% BANs, 9/2/2009	5,012,595
6,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	6,044,866
		TOTAL	165,551,943
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--12.6%
$4,370,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	$4,370,000
18,900,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.720%, 5/6/2009	18,900,000
		TOTAL	23,270,000
		TOTAL MUNICIPAL INVESTMENTS--102.3% (AT AMORTIZED COST) [5]	188,821,943
		OTHER ASSETS AND LIABILITIES - NET--(2.3)% [6]	(4,262,942)
		TOTAL NET ASSETS--100%	$184,559,001

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $10,375,000, which represented 5.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $10,375,000, which represented 5.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	188,821,943
Level 3--Significant Unobservable Inputs	--
TOTAL	$188,821,943

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$188,821,943
Cash		121,847
Income receivable		607,055
Receivable for shares sold		19,590
TOTAL ASSETS		189,570,435
Liabilities:
Payable for investments purchased	$4,851,875
Payable for shares redeemed	14,509
Income distribution payable	9,337
Payable for distribution services fee (Note 4)	12,113
Payable for shareholder services fee (Note 4)	32,946
Accrued expenses	90,654
TOTAL LIABILITIES		5,011,434
Net assets for 184,495,198 shares outstanding		$184,559,001
Net Assets Consist of:
Paid-in capital		$184,495,109
Accumulated net realized gain on investments		65,410
Distributions in excess of net investment income		(1,518)
TOTAL NET ASSETS		$184,559,001
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$122,510,362 ÷ 122,478,231 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$62,048,639 ÷ 62,016,967 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$1,064,553
Expenses:
Investment adviser fee (Note 4)		$405,367
Administrative personnel and services fee (Note 4)		94,220
Custodian fees		4,481
Transfer and dividend disbursing agent fees and expenses		81,743
Directors'/Trustees' fees		1,384
Auditing fees		9,174
Legal fees		4,388
Portfolio accounting fees		35,153
Distribution services fee--Cash Series Shares (Note 4)		211,633
Shareholder services fee--Institutional Service Shares (Note 4)		152,764
Shareholder services fee--Cash Series Shares (Note 4)		88,180
Account administration fee--Institutional Service Shares		8,207
Share registration costs		41,961
Printing and postage		21,593
Insurance premiums		2,523
Miscellaneous		50,514
TOTAL EXPENSES		1,213,285
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(142,575)
Waiver of administrative personnel and services fee (Note 4)	(17,099)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(134,034)
Waiver of shareholder services fees--Cash Series Shares (Note 4)	(32,438)
Reduction of custodian fees (Note 5)	(1,159)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(68,473)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(708)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(396,486)
Net expenses			816,799
Net investment income			247,754
Net realized gain on investments			65,660
Change in net assets resulting from operations			$313,414

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$247,754	$4,772,022
Net realized gain on investments	65,660	93,276
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	313,414	4,865,298
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(217,273)	(3,244,749)
Cash Series Shares	(31,873)	(1,527,310)
Distributions from net realized gain on investments
Institutional Service Shares	(59,964)	(25,492)
Cash Series Shares	(31,028)	(10,852)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(340,138)	(4,808,403)
Share Transactions:
Proceeds from sale of shares	178,406,981	676,050,448
Net asset value of shares issued to shareholders in payment of distributions declared	235,271	3,343,424
Cost of shares redeemed	(203,151,971)	(688,399,809)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,509,719)	(9,005,937)
Change in net assets	(24,536,443)	(8,949,042)
Net Assets:
Beginning of period	209,095,444	218,044,486
End of period (including distributions in excess of net investment income of $(1,518) and $(126), respectively)	$184,559,001	$209,095,444

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	106,019,178	$106,019,178	355,836,463	$355,836,463
Shares issued to shareholders in payment of distributions declared	173,267	173,267	1,848,808	1,848,808
Shares redeemed	(123,102,218)	(123,102,218)	(367,955,632)	(367,955,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(16,909,773)	$(16,909,773)	(10,270,361)	$(10,270,361)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	72,387,803	$72,387,803	320,213,985	$320,213,985
Shares issued to shareholders in payment of distributions declared	62,004	62,004	1,494,616	1,494,616
Shares redeemed	(80,049,753)	(80,049,753)	(320,444,177)	(320,444,177)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,599,946)	$(7,599,946)	1,264,424	$1,264,424
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(24,509,719)	$(24,509,719)	(9,005,937)	$(9,005,937)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $142,575 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $17,099 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $134,034 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $427 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Services Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $69,181 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $32,438 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $93,700,000 and $115,725,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 29, 2009, the Fund's expenses were reduced by $1,159 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 67.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.6% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

CONNECTICUT MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

0052406 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005	[1]	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.005		0.023		0.032		0.029		0.018		0.008
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	(0.000)	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.023		0.032		0.029		0.018		0.008
Less Distributions:
Distributions from net investment income	(0.005)		(0.023)		(0.032)		(0.029)		(0.018)		(0.008)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--		--		--
TOTAL DISTRIBUTIONS	(0.005)		(0.023)		(0.032)		(0.029)		(0.018)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [3]	0.47%		2.38%		3.30%		2.96%		1.83%		0.76%

Ratios to Average Net Assets:
Net expenses	0.52	% [4,5]	0.47	% [5]	0.47%		0.47%		0.45%		0.45%
Net investment income	0.90	% [4]	2.34%		3.24%		2.94%		1.80%		0.74%
Expense waiver/reimbursement [6]	0.11	% [4]	0.10%		0.10	% [7]	0.21	% [7]	0.35	% [7]	0.35	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$152,660		$165,928		$199,736		$203,869		$161,050		$198,633

1 Beginning with the year ended October 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.52% and 0.47% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.70	$2.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.22	$2.61

1 Expenses are equal to the Fund's annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.6%
Municipal Notes	12.3%
Commercial Paper	3.2%
Other Assets and Liabilities - Net [2]	0.9%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.3%
8-30 Days	0.7%
31-90 Days	9.1%
91-180 Days	2.8%
181 Days or more	5.2%
Other Assets and Liabilities - Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.1% [1,2]
		Alabama--10.4%
$2,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.580%, 5/1/2009	$2,200,000
3,000,000		Gulf Shores, AL Medical Clinic Board, (Series 2007), Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	3,000,000
1,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	1,000,000
600,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.400%, 5/1/2009	600,000
1,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 5/6/2009	1,600,000
7,500,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2009	7,500,000
		TOTAL	15,900,000
		Florida--2.2%
1,220,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.540%, 5/6/2009	1,220,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 5/7/2009	2,065,000
		TOTAL	3,285,000
		Georgia--3.2%
2,700,000		Gwinnett County, GA Hospital Authority, (Series B), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	2,700,000
2,200,000		Savannah, GA EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,200,000
		TOTAL	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--4.3%
$5,000,000		Chicago, IL School Finance Authority, (Series B), 5.00% Bonds (FSA INS), 6/1/2009	$5,012,880
1,500,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2), Daily VRDNs (Bank of America N.A. LOC), 0.500%, 5/1/2009	1,500,000
		TOTAL	6,512,880
		Iowa--1.6%
2,500,000		Iowa Higher Education Loan Authority, (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.450%, 5/7/2009	2,500,000
		Kentucky--0.9%
1,400,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	1,400,000
		Louisiana--2.9%
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	4,500,000
		Maryland--4.4%
1,700,000		Maryland State Economic Development Corp., (Series 2008B), Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/1/2009	1,700,000
1,100,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	1,100,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.980%, 5/7/2009	3,000,000
100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.450%, 5/6/2009	100,000
800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	800,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	100,000
		TOTAL	6,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--0.7%
$1,000,000		Commonwealth of Massachusetts, (Series C), 4.00% RANs, 5/29/2009	$1,001,362
		Michigan--8.2%
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.930%, 5/7/2009	80,000
9,000,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.930%, 5/7/2009	9,000,000
1,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.520%, 5/7/2009	1,000,000
1,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.730%, 5/7/2009	1,500,000
1,000,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	1,000,000
		TOTAL	12,580,000
		Minnesota--3.7%
1,600,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 5/7/2009	1,600,000
1,300,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/7/2009	1,300,000
2,000,000		Southern Minnesota Municipal Power Agency, 0.70% CP, Mandatory Tender 6/11/2009	2,000,000
800,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.520%, 5/7/2009	800,000
		TOTAL	5,700,000
		Mississippi--2.3%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi-State--8.9%
$1,575,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.680%, 5/7/2009	$1,575,000
12,000,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.700%, 5/1/2009	12,000,000
		TOTAL	13,575,000
		Nevada--0.7%
1,000,000		Las Vegas, NV Convention & Visitors Authority, (Series 1999), 5.75% Bonds (United States Treasury PRF 7/1/2009@101), 7/1/2015	1,016,668
		New Jersey--1.2%
1,864,000		Closter, NJ, 3.00% BANs, 6/19/2009	1,866,524
		New Mexico--1.9%
2,889,000		Albuquerque, NM Airport, (Series A), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	2,889,000
		New York--4.4%
6,700,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.600%, 5/6/2009	6,700,000
		North Carolina--3.7%
5,600,000		North Carolina Medical Care Commission, (Series 2008A-1), Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	5,600,000
		Ohio--13.2%
4,670,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.130%, 5/7/2009	4,670,000
1,250,000		Berea, OH, 2.10% BANs, 8/27/2009	1,250,990
2,995,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 5/7/2009	2,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$5,470,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.900%, 5/7/2009	$5,470,000
3,840,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.250%, 5/6/2009	3,840,000
1,885,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.630%, 5/7/2009	1,885,000
		TOTAL	20,110,990
		Pennsylvania--11.1%
1,500,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	1,500,000
195,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/1/2009	195,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.540%, 5/7/2009	1,200,000
3,390,000		Hamburg, PA Area School District VRDNs, 2.00%, 7/1/20009	3,419,686
1,500,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	1,500,000
7,100,000		Spring Grove, PA Area School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	7,100,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	2,000,000
		TOTAL	16,914,686
		South Carolina--2.0%
3,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	3,001,554
		Tennessee--2.3%
3,450,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas, S.A. LOC), 0.630%, 5/7/2009	3,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--4.9%
$1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 1.090%, 5/7/2009	$1,000,000
1,900,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 5/7/2009	1,900,000
3,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	3,013,282
1,600,000		Travis County, TX HFDC, (Series A), 5.875% Bonds (Ascension Health Credit Group)/(United States Treasury PRF 11/15/2009@101), 11/15/2024	1,642,688
		TOTAL	7,555,970
		TOTAL MUNICIPAL INVESTMENTS--99.1% (AT AMORTIZED COST) [5]	151,259,634
		OTHER ASSETS AND LIABILITIES - NET--0.9% [6]	1,400,410
		TOTAL NET ASSETS--100%	$152,660,044

At April 30, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $34,821,554 which represented 22.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $34,821,554, which represented 22.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	151,259,634
Level 3--Significant Unobservable Inputs	--
TOTAL	$151,259,634

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$151,259,634
Cash		877,329
Income receivable		566,467
Prepaid expenses		38,304
TOTAL ASSETS		152,741,734
Liabilities:
Payable for shares redeemed	$10,587
Income distribution payable	71,103
TOTAL LIABILITIES		81,690
Net assets for 152,646,043 shares outstanding		$152,660,044
Net Assets Consist of:
Paid-in capital		$152,638,182
Accumulated net realized gain on investments		22,190
Distributions in excess of net investment income		(328)
TOTAL NET ASSETS		$152,660,044
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$152,660,044 ÷ 152,646,043 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$1,213,640
Expenses:
Investment adviser fee (Note 4)		$340,366
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		3,757
Transfer and dividend disbursing agent fees and expenses		9,864
Directors'/Trustees' fees		906
Auditing fees		9,174
Legal fees		4,124
Portfolio accounting fees		25,527
Share registration costs		25,726
Printing and postage		8,640
Insurance premiums		2,436
Temporary guarantee program insurance (Note 2)		36,224
Miscellaneous		380
TOTAL EXPENSES		541,508
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(86,853)
Waiver of administrative personnel and services fee (Note 4)	(9,629)
Reduction of custodian fees (Note 5)	(57)
TOTAL WAIVERS AND REDUCTION		(96,539)
Net expenses			444,969
Net investment income			768,671
Net realized gain on investments			23,214
Change in net assets resulting from operations			$791,885

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$768,671	$4,352,233
Net realized gain on investments	23,214	40,416
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	791,885	4,392,649
Distributions to Shareholders:
Distributions from net investment income	(771,324)	(4,349,529)
Distributions from net realized gain on investments	(41,363)	(6,517)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(812,687)	(4,356,046)
Share Transactions:
Proceeds from sale of shares	220,642,467	491,048,362
Net asset value of shares issued to shareholders in payment of distributions declared	283,848	1,840,958
Cost of shares redeemed	(234,173,924)	(526,733,120)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,247,609)	(33,843,800)
Change in net assets	(13,268,411)	(33,807,197)
Net Assets:
Beginning of period	165,928,455	199,735,652
End of period (including undistributed (distributions in excess of) net investment income of $(328) and $2,325, respectively)	$152,660,044	$165,928,455

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	220,642,467	491,048,362
Shares issued to shareholders in payment of distributions declared	283,848	1,840,958
Shares redeemed	(234,173,924)	(526,733,120)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,247,609)	(33,843,800)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expense exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser waived $86,853 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,629 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $148,940,000 and $147,440,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $57 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED TAX-FREE TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Class II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.032	0.028	0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.032	0.028	0.017		0.006
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.032)	(0.028)	(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.032)	(0.028)	(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.45%		2.35%		3.23%	2.85%	1.70%		0.63%

Ratios to Average Net Assets:
Net expenses	0.64	% [3,4]	0.60	% [4]	0.57%	0.61%	0.61%		0.62%
Net investment income	0.86	% [3]	2.27%		3.18%	2.81%	1.64%		0.62%
Expense waiver/reimbursement [5]	0.23	% [3]	0.24%		0.18%	0.14%	0.18%		0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,559		$228,675		$211,828	$231,061	$189,129		$230,885

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.60% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.020		0.029	0.025	0.014		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.020		0.029	0.025	0.014		0.004
Less Distributions:
Distributions from net investment income	(0.003)		(0.020)		(0.029)	(0.025)	(0.014)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.020)		(0.029)	(0.025)	(0.014)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.32%		2.08%		2.94%	2.58%	1.44%		0.37%

Ratios to Average Net Assets:
Net expenses	0.90	% [3,4]	0.86	% [4]	0.85%	0.89%	0.87%		0.89%
Net investment income	0.59	% [3]	2.04%		2.89%	2.49%	1.37%		0.32%
Expense waiver/reimbursement [5]	0.26	% [3]	0.25%		0.23%	0.18%	0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,898		$53,115		$66,881	$131,842	$173,201		$129,139

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 0.86% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2009		2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.019		0.027	0.024	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.019		0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.002)		(0.019)		(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.002)		(0.019)		(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [3]	0.25%		1.93%		2.78%	2.42%	1.13%

Ratios to Average Net Assets:
Net expenses	1.05	% [4,5]	1.01	% [5]	1.00%	1.03%	1.00	% [4]
Net investment income	0.46	% [4]	1.81%		2.74%	2.37%	1.62	% [4]
Expense waiver/reimbursement [6]	0.46	% [4]	0.45%		0.43%	0.38%	0.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$99,563		$115,182		$93,416	$101,997	$124,304

1 Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.50	$3.18
Cash II Shares	$1,000	$1,003.20	$4.47
Cash Series Shares	$1,000	$1,002.50	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.62	$3.21
Cash II Shares	$1,000	$1,020.33	$4.51
Cash Series Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.64%
Cash II Shares	0.90%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.5%
Municipal Notes	11.4%
Commercial Paper	2.5%
Other Assets and Liabilities - Net [2]	1.6%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.7%
8-30 Days	0.9%
31-90 Days	3.5%
91-180 Days	1.7%
181 Days or more	6.6%
Other Assets and Liabilities - Net [2]	1.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.4% [1,2]
		Florida--81.6%
$14,500,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center Project)/(Regions Bank, Alabama LOC), 2.000%, 5/6/2009	$14,500,000
4,295,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.690%, 5/7/2009	4,295,000
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,008,290
7,420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2006-7) Weekly VRDNs (GNMA COL)/(FSA INS)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	7,420,000
15,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	15,000,000
9,555,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	9,555,000
5,555,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.520%, 5/7/2009	5,555,000
12,890,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C25) Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	12,890,000
11,645,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	11,645,000
9,565,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C57) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	9,565,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997) Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	4,100,000
5,000,000		Greater Orlando, FL Aviation Authority, Airport Facilities Variable Rate Refunding Revenue Bonds (Series 2002E) Weekly VRDNs (FSA INS)/(SunTrust Bank LIQ), 2.250%, 5/6/2009	5,000,000
15,000,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.000%, 5/7/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,000,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/(Citibank N.A., New York LOC), 0.800%, 5/6/2009	$4,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 1.000%, 5/7/2009	5,500,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 0.930%, 5/7/2009	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.910%, 5/7/2009	2,700,000
20,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	20,000,000
625,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 5.750%, 5/7/2009	625,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 1.010%, 5/7/2009	5,000,000
18,800,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 10281) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.410%, 5/7/2009	18,800,000
2,325,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/(Bank of America N.A. LOC), 0.800%, 5/6/2009	2,325,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.680%, 5/7/2009	7,500,000
16,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/7/2009	16,000,000
13,935,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.000%, 5/7/2009	13,935,000
10,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.930%, 5/7/2009	10,000,000
2,095,000		Palm Beach County, FL HFA, Revenue Bonds Weekly VRDNs (Azalea Place Apartments)/(FHLMC LOC), 0.800%, 5/6/2009	2,095,000
4,000,000		Panama City - Bay County, FL Airport and Industrial District, (Series D), 1.50% CP (Panama City - Bay County, FL International Airport)/(Regions Bank, Alabama LOC), Mandatory Tender 5/7/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.820%, 5/7/2009	$4,000,000
19,305,000	[3,4]	Polk County, FL Utility System Reserve, ROCs (Series 12143) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.330%, 5/7/2009	19,305,000
3,305,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	3,305,000
3,460,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 3.000%, 5/7/2009	3,460,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	10,000,000
4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/7/2009	4,775,000
1,600,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 0.700%, 5/6/2009	1,600,000
		TOTAL	280,858,290
		Kentucky--0.7%
2,345,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 2.950%, 5/7/2009	2,345,000
		Massachusetts--0.3%
1,000,000		Massachusetts IFA, (Series 1992B), 1.10% CP (New England Power Co.), Mandatory Tender 5/13/2009	1,000,000
		Missouri--1.1%
3,880,000		St. Charles County, MO Industrial Development Agency, (Series 2006) Weekly VRDNs (Trinity Manufacturing, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	3,880,000
		Multi-State--3.7%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.78%, 5/7/2009	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.78%, 5/7/2009	6,600,000
		TOTAL	12,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--7.7%
$1,900,000		Chatham Township, NJ, 2.75% BANs, 7/24/2009	$1,902,167
2,466,000		Dumont, NJ, 3.00% BANs, 7/31/2009	2,469,597
4,000,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	4,009,451
1,620,592		High Bridge Borough, NJ, 3.00% BANs, 7/23/2009	1,622,931
5,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	5,021,433
3,030,000		Teaneck, NJ, 3.00% BANs, 7/31/2009	3,036,641
4,950,000		Verona Township, NJ, 2.75% BANs, 12/17/2009	4,965,222
1,862,000		Wallington, NJ, 2.50% BANs, 5/11/2009	1,862,225
1,540,000		West Windsor Township, NJ, 2.00% BANs, 2/19/2010	1,549,179
		TOTAL	26,438,846
		New York--2.4%
1,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	1,323,058
5,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	5,019,493
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.73%, 5/7/2009	1,500,000
380,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(JPMorgan Chase Bank, N.A. LOC), 2.980%, 5/7/2009	380,000
		TOTAL	8,222,551
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--0.9%
$3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 6/5/2009	$3,000,000
		TOTAL MUNICIPAL INVESTMENTS--98.4% (AT AMORTIZED COST) [5]	338,344,687
		OTHER ASSETS AND LIABILITIES - NET--1.6% [6]	5,674,794
		TOTAL NET ASSETS--100%	$344,019,481

Securities that are subject to the federal alternative minimum tax (AMT) represent 52.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value.

First Tier	Second Tier
98.0%	2.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $131,225,000, which represented 38.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $131,225,000, which represented 38.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	338,344,687
Level 3--Significant Unobservable Inputs	--
TOTAL	$338,344,687

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$338,344,687
Income receivable		973,466
Receivable for investments sold		5,073,889
Receivable for shares sold		29,993
Prepaid temporary guarantee program insurance		58,478
TOTAL ASSETS		344,480,513
Liabilities:
Payable for shares redeemed	$29,997
Income distribution payable	62,244
Bank overdraft	206,793
Payable for transfer and dividend disbursing agent fees and expenses	24,543
Payable for Directors'/Trustees' fees	713
Payable for portfolio accounting fees	19,065
Payable for distribution services fee (Note 4)	39,807
Payable for shareholder services fee (Note 4)	55,136
Payable for share registration costs	15,591
Accrued expenses	7,143
TOTAL LIABILITIES		461,032
Net assets for 344,023,346 shares outstanding		$344,019,481
Net Assets Consist of:
Paid-in capital		$344,023,346
Accumulated net realized loss on investments		(3,685)
Distributions in excess of net investment income		(180)
TOTAL NET ASSETS		$344,019,481
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$195,558,960 ÷ 195,559,576 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$48,897,673 ÷ 48,895,315 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$99,562,848 ÷ 99,568,455 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$2,957,521
Expenses:
Investment adviser fee (Note 4)		$791,917
Administrative personnel and services fee (Note 4)		153,873
Custodian fees		8,265
Transfer and dividend disbursing agent fees and expenses		149,728
Directors'/Trustees' fees		1,372
Auditing fees		9,174
Legal fees		3,130
Portfolio accounting fees		52,969
Distribution services fee--Cash II Shares (Note 4)		78,204
Distribution services fee--Cash Series Shares (Note 4)		329,254
Shareholder services fee--Institutional Shares (Note 4)		208,743
Shareholder services fee--Cash II Shares (Note 4)		78,204
Shareholder services fee--Cash Series Shares (Note 4)		137,189
Account administration fee--Institutional Shares		25,775
Share registration costs		38,827
Printing and postage		12,309
Insurance premiums		2,720
Miscellaneous		83,441
TOTAL EXPENSES		2,165,094
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(419,543)
Waiver of administrative personnel and services fee (Note 4)	(3,211)
Waiver of distribution services fee--Cash II Shares (Note 4)	(15,641)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(137,189)
Reimbursement of shareholder services fee--Institutional Shares (Note 4)	(22,056)
Reduction of custodian fees (Note 5)	(914)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(598,554)
Net expenses			1,566,540
Net investment income			1,390,981
Net realized gain on investments			416
Change in net assets resulting from operations			$1,391,397

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,390,981	$8,775,065
Net realized gain on investments	416	127,466
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,391,397	8,902,531
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(948,171)	(5,373,348)
Cash II Shares	(181,692)	(1,292,004)
Cash Series Shares	(246,302)	(2,124,019)
Distributions from net realized gain on investments
Institutional Shares	(74,222)	(27,359)
Cash II Shares	(20,054)	(8,892)
Cash Series Shares	(37,008)	(13,451)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,507,449)	(8,839,073)
Share Transactions:
Proceeds from sale of shares	402,409,081	1,099,424,586
Net asset value of shares issued to shareholders in payment of distributions declared	965,762	5,775,128
Cost of shares redeemed	(456,210,923)	(1,080,416,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,836,080)	24,782,734
Change in net assets	(52,952,132)	24,846,192
Net Assets:
Beginning of period	396,971,613	372,125,421
End of period (including distributions in excess of net investment income of $(180) and $(14,996), respectively)	$344,019,481	$396,971,613

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	208,951,207	$208,951,207	602,508,692	$602,508,692
Shares issued to shareholders in payment of distributions declared	485,161	485,161	2,365,162	2,365,162
Shares redeemed	(242,487,070)	(242,487,070)	(588,062,667)	(588,062,667)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(33,050,702)	$(33,050,702)	16,811,187	$16,811,187

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	81,629,955	$81,629,955	140,953,935	$140,953,935
Shares issued to shareholders in payment of distributions declared	201,400	201,400	1,299,966	1,299,966
Shares redeemed	(86,030,732)	(86,030,732)	(156,031,233)	(156,031,233)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(4,199,377)	$(4,199,377)	(13,777,332)	$(13,777,332)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	111,827,919	$111,827,919	355,961,959	$355,961,959
Shares issued to shareholders in payment of distributions declared	279,201	279,201	2,110,000	2,110,000
Shares redeemed	(127,693,121)	(127,693,121)	(336,323,080)	(336,323,080)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(15,586,001)	$(15,586,001)	21,748,879	$21,748,879
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(52,836,080)	$(52,836,080)	24,782,734	$24,782,734

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $419,543 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,211 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $152,830 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $16,751 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $22,056 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $238,135,000 and $354,380,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $914 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 69.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.7% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FLORIDA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N344
Cusip 608919700
Cusip 60934N336

G00827-02 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.032		0.029	0.018		0.007
Net realized gain (loss) on investments	--		0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.032		0.029	0.018		0.007
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.41%		2.32%		3.27%		2.94%	1.81	% [3]	0.73%

Ratios to Average Net Assets:
Net expenses	0.54	% [4,5]	0.50	% [5]	0.49%		0.49%	0.49%		0.49%
Net investment income	0.74	% [4]	2.21%		3.21%		2.91%	1.81%		0.72%
Expense waiver/reimbursement [6]	0.32	% [4]	0.31%		0.34%		0.39%	0.41%		0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$838,688		$896,639		$785,009		$654,188	$532,323		$466,695

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.50% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.10	$2.68
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.12	$2.71

1 Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.5%
Municipal Notes	16.6%
Commercial Paper	14.1%
Other Assets and Liabilities - Net [2]	(0.2)%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.4%
8-30 Days	5.9%
31-90 Days	6.8%
91-180 Days	4.8%
181 Days or more	9.3%
Other Assets and Liabilities - Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.2% [1,2]
		Georgia--97.7%
$3,620,000		Alpharetta, GA, 1.25% Bonds, 5/1/2010	$3,642,552
4,380,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	4,380,000
39,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.60% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/4/2009	39,166,000
21,360,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.80% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/11/2009	21,360,000
10,280,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	10,280,000
22,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 1.75% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/11/2009	22,000,000
29,500,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.920%, 5/7/2009	29,500,000
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.770%, 5/7/2009	4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	8,400,000
4,940,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	4,940,000
6,200,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.500%, 5/7/2009	6,200,000
12,000,000		Bartow County, GA, (Series 2009), 2.00% TANs, 12/31/2009	12,079,830
2,900,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	2,900,000
6,500,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.520%, 5/7/2009	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$14,735,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	$14,735,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.560%, 5/7/2009	8,330,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	7,970,000
5,410,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	5,410,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 1.700%, 5/6/2009	3,300,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	2,000,000
200,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	200,000
2,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 3.330%, 5/7/2009	2,000,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 1.360%, 5/7/2009	10,000,000
235,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.470%, 5/7/2009	235,000
3,800,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 1.500%, 5/6/2009	3,800,000
35,755,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.070%, 5/7/2009	35,755,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.770%, 5/7/2009	7,500,000
24,100,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	24,100,000
1,100,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,100,000
650,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$3,300,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	$3,300,000
9,160,000		De Kalb Private Hospital Authority, GA, (Series 1995A) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.000%, 5/6/2009	9,160,000
2,700,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,700,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 2.150%, 5/6/2009	1,250,000
700,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 1.600%, 5/6/2009	700,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 1.550%, 5/6/2009	2,725,000
5,200,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	5,200,000
3,400,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.500%, 5/7/2009	3,400,000
3,755,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	3,755,000
5,130,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 0.710%, 5/7/2009	5,130,000
6,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 0.780%, 5/7/2009	6,000,000
4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 0.800%, 5/7/2009	4,950,000
6,540,000		Floyd County, GA Development Authority - Environmental Improvement, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 1.200%, 5/7/2009	6,540,000
2,650,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,650,000
1,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	1,000,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	$2,500,000
4,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	4,500,000
10,000,000		Fulton County, GA Development Authority, (Series 2008A), 1.25% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/2/2009	10,000,000
10,685,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 0.910%, 5/7/2009	10,685,000
13,600,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.620%, 5/7/2009	13,600,000
17,875,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 1.750%, 5/6/2009	17,875,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.750%, 5/15/2009	6,000,000
100,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Columbus Bank and Trust Co., GA LOC), 1.570%, 5/7/2009	100,000
1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.500%, 5/6/2009	1,745,000
7,500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	7,500,000
5,325,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 0.500%, 5/6/2009	5,325,000
500,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	500,000
10,815,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(FHLMC COL)/(FHLMC LIQ), 0.910%, 5/7/2009	10,815,000
4,300,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	4,300,000
800,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC), 1.950%, 5/6/2009	800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$1,845,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.500%, 5/6/2009	$1,845,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,685,000
5,540,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.580%, 5/7/2009	5,540,000
12,940,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	12,940,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 0.800%, 5/7/2009	230,000
1,500,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,500,000
1,135,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,135,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 3.000%, 5/6/2009	6,100,000
1,000,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	1,000,000
1,800,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	1,800,000
2,365,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2009	2,409,176
3,800,000		Heard County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.390%, 5/1/2009	3,800,000
280,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 0.800%, 5/7/2009	280,000
2,400,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 1.800%, 5/7/2009	2,400,000
11,710,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.680%, 5/7/2009	11,710,000
5,045,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 5/7/2009	5,045,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.680%, 5/6/2009	7,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$13,000,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 2.760%, 5/7/2009	$13,000,000
18,190,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.760%, 5/7/2009	18,190,000
22,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 2.10% TOBs (Georgia Power Co.), Mandatory Tender 7/14/2009	22,000,000
7,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 5/6/2009	7,000,000
21,250,000		Municipal Electric Authority of Georgia, PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	21,452,534
25,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units Non-PPA Project, (Series A), 1.25% BANs, 5/7/2010	25,100,805
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,500,000
4,500,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	4,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/6/2009	4,000,000
16,500,000		Private Colleges & Universities Facilities of GA, (Series 2005C-1) Weekly VRDNs (Emory University), 0.220%, 5/7/2009	16,500,000
17,935,000		Private Colleges & Universities Facilities of GA, (Series A), 1.75% TOBs (Emory University), Mandatory Tender 7/7/2009	17,935,000
17,000,000		Private Colleges & Universities Facilities of GA, 0.60% CP (Emory University), Mandatory Tender 6/22/2009	17,000,000
19,000,000		Private Colleges & Universities Facilities of GA, 0.67% CP (Emory University), Mandatory Tender 9/2/2009	19,000,000
17,100,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.400%, 5/6/2009	17,100,000
2,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.570%, 5/6/2009	2,000,000
3,425,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	3,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$4,500,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.600%, 5/7/2009	$4,500,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 5/6/2009	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.250%, 5/6/2009	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	7,000,000
4,595,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/6/2009	4,595,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wachovia Bank N.A. LOC), 0.700%, 5/7/2009	5,600,000
28,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	28,655,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 0.980%, 5/6/2009	2,000,000
1,400,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	1,400,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	1,000,000
5,800,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,800,000
3,600,000		Walker County, GA, 2.20% Bonds, 1/1/2010	3,604,742
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 1.750%, 5/6/2009	7,500,000
1,770,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.800%, 5/1/2009	1,770,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.810%, 5/7/2009	1,175,000
		TOTAL	819,480,639
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--2.5%
$21,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	$21,069,446
		TOTAL MUNICIPAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	840,550,085
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(1,861,683)
		TOTAL NET ASSETS--100%	$838,688,402

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.6%	0.4%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $126,345,000, which represented 15.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $126,345,000, which represented 15.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	840,550,085
Level 3--Significant Unobservable Inputs	--
TOTAL	$840,550,085

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$840,550,085
Cash		183,516
Income receivable		1,559,323
Receivable for shares sold		262,955
Prepaid expense		144,626
TOTAL ASSETS		842,700,505
Liabilities:
Payable for investments purchased	$3,642,553
Payable for shares redeemed	51,935
Income distribution payable	32,750
Payable for Directors'/Trustees' fees	594
Payable for shareholder services fee (Note 4)	174,944
Accrued expenses	109,327
TOTAL LIABILITIES		4,012,103
Net assets for 838,696,920 shares outstanding		$838,688,402
Net Assets Consist of:
Paid-in capital		$838,696,920
Accumulated net realized loss on investments		(8,763)
Undistributed net investment income		245
TOTAL NET ASSETS		$838,688,402
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$838,688,402 ÷ 838,696,920 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$5,560,065
Expenses:
Investment adviser fee (Note 4)		$1,732,034
Administrative personnel and services fee (Note 4)		336,553
Custodian fees		17,036
Transfer and dividend disbursing agent fees and expenses		246,805
Directors'/Trustees' fees		5,434
Auditing fees		9,174
Legal fees		5,667
Portfolio accounting fees		56,137
Shareholder services fee (Note 4)		1,063,198
Account administration fee		15,695
Share registration costs		32,039
Printing and postage		13,551
Insurance premiums		3,358
Temporary guarantee program insurance (Note 2)		202,824
Miscellaneous		1,171
TOTAL EXPENSES		3,740,676
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,386,600)
Waiver of administrative personnel and services fee (Note 4)	(7,033)
Reduction of custodian fees (Note 5)	(10,766)
TOTAL WAIVERS AND REDUCTION		(1,404,399)
Net expenses			2,336,277
Net investment income			$3,223,788

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,223,788	$22,766,581
Net realized gain on investments	--	361,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,223,788	23,128,289
Distributions to Shareholders:
Distributions from net investment income	(3,183,476)	(22,805,737)
Distributions from net realized gain on investments	(369,409)	(17,206)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,552,885)	(22,822,943)
Share Transactions:
Proceeds from sale of shares	654,230,233	2,310,373,192
Net asset value of shares issued to shareholders in payment of distributions declared	3,245,885	20,864,331
Cost of shares redeemed	(715,097,948)	(2,219,912,576)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,621,830)	111,324,947
Change in net assets	(57,950,927)	111,630,293
Net Assets:
Beginning of period	896,639,329	785,009,036
End of period (including undistributed (distributions in excess of) net investment income of $245 and $(40,067), respectively)	$838,688,402	$896,639,329

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	654,230,233	2,310,373,192
Shares issued to shareholders in payment of distributions declared	3,245,885	20,864,331
Shares redeemed	(715,097,948)	(2,219,912,576)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(57,621,830)	111,324,947

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $1,386,600 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,033 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $3,790 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $287,725,000 and $416,309,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $10,766 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 73.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.2% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.
10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

GEORGIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.020		0.030	0.027	0.016	0.005
Net realized gain (loss) on investments	--		0.000	[1]	0.000 [1]	--	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.001		0.020		0.030	0.027	0.016	0.005
Less Distributions:
Distributions from net investment income	(0.001)		(0.020)		(0.030)	(0.027)	(0.016)	(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	--		--	--	--	--
TOTAL DISTRIBUTIONS	(0.001)		(0.020)		(0.030)	(0.027)	(0.016)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.16%		2.00%		3.05%	2.73%	1.61%	0.53%

Ratios to Average Net Assets:
Net expenses	0.74	% [3]	0.71	% [4]	0.70%	0.69%	0.68%	0.70%
Net investment income	0.26	% [3]	1.95%		3.01%	2.71%	1.58%	0.54%
Expense waiver/reimbursement [5]	0.23	% [3]	0.20%		0.29%	0.43%	0.42%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,183		$140,108		$113,640	$92,330	$78,122	$83,202

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.71% for the year ended October 31, 2008, after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,001.60	$3.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71

1 Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	85.0%
Municipal Notes	14.6%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.2%
8-30 Days	0.0%
31-90 Days	1.8%
91-180 Days	4.9%
181 Days or more	9.7%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Maryland--95.2%
$6,930,000		Anne Arundel County, MD, LT GO (Series 2009: General Improvements), 5.00% Bonds, 4/1/2010	$7,214,881
975,000		Anne Arundel County, MD, LT GO (Series 2009: Water/Sewer), 2.50% Bonds, 4/1/2010	991,550
675,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 0.700%, 5/7/2009	675,000
3,000,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 0.530%, 5/6/2009	3,000,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 1.000%, 5/15/2009	2,100,000
955,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 5/6/2009	955,000
1,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.550%, 5/7/2009	1,450,000
200,000		Carroll County, MD EDRB, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	200,000
2,800,000		Carroll County, MD Revenue Bonds, (Series 2008), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,800,000
3,640,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/ (Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	3,640,000
3,450,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/ (Comerica Bank LOC), 0.770%, 5/7/2009	3,450,000
150,000		Maryland Community Development Administration - MFH, (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.730%, 5/6/2009	150,000
8,850,000		Maryland Community Development Administration - MFH, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.730%, 5/6/2009	8,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,900,000		Maryland Community Development Administration - MFH, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.600%, 5/7/2009	$4,900,000
8,105,000		Maryland Community Development Administration - MFH, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.600%, 5/7/2009	8,105,000
2,000,000		Maryland Community Development Administration - Residential Revenue, (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 0.550%, 5/7/2009	2,000,000
5,635,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	5,635,000
4,250,000	[3,4]	Maryland Community Development Administration - Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 5/7/2009	4,250,000
2,900,000		Maryland IDFA, (Series 1999), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	2,900,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.800%, 5/7/2009	1,750,000
1,315,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/1/2009	1,315,000
1,500,000		Maryland State Economic Development Corp., (Series 1999B), 7.625% Bonds (Chesapeake Bay Conference Center)/(United States Treasury PRF 12/1/2009@101), 12/1/2022	1,569,239
2,600,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 1.750%, 5/6/2009	2,600,000
1,300,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	1,300,000
990,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	990,000
1,930,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 0.800%, 5/1/2009	1,930,000
5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$2,000,000		Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.810%, 5/7/2009	$2,000,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.980%, 5/7/2009	6,000,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/6/2009	1,500,000
1,200,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.450%, 5/6/2009	1,200,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	3,000,000
500,000		Maryland State, (2005, First Series-A), 5.25% Bonds, 2/15/2010	518,469
1,000,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	1,000,000
5,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.730%, 5/6/2009	5,450,000
1,814,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.670%, 5/5/2009	1,814,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.000%, 5/1/2009	959,000
500,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/1/2009	500,000
1,500,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 5/5/2009	1,500,000
2,300,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	2,300,000
4,090,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	4,090,000
1,835,000		Worcester County, MD, (2008 Series), 3.50% Bonds, 10/1/2009	1,850,996
		TOTAL	113,403,135
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--4.4%
$4,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	$4,013,228
1,280,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	1,280,000
		TOTAL	5,293,228
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	118,696,363
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	486,636
		TOTAL NET ASSETS--100%	$119,182,999

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $15,885,000, which represented 13.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $15,885,000, which represented 13.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	118,696,363
Level 3--Significant Unobservable Inputs	--
TOTAL	$118,696,363

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$118,696,363
Cash		279,927
Income receivable		213,800
Receivable for shares sold		124
Prepaid temporary guarantee program insurance		23,206
TOTAL ASSETS		119,213,420
Liabilities:
Payable for shares redeemed	$124
Income distribution payable	454
Payable for Directors'/Trustees' fees	126
Payable for shareholder services fee (Note 4)	21,894
Accrued expenses	7,823
TOTAL LIABILITIES		30,421
Net assets for 119,190,363 shares outstanding		$119,182,999
Net Assets Consist of:
Paid-in capital		$119,190,363
Accumulated net realized loss on investments		(998)
Distributions in excess of net investment income		(6,366)
TOTAL NET ASSETS		$119,182,999
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$119,182,999 ÷ 119,190,363 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$723,100
Expenses:
Investment adviser fee (Note 4)		$287,587
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		3,117
Transfer and dividend disbursing agent fees and expenses		45,253
Directors'/Trustees' fees		852
Auditing fees		9,174
Legal fees		3,377
Portfolio accounting fees		25,641
Shareholder services fee (Note 4)		148,120
Account administration fee		31,510
Share registration costs		27,934
Printing and postage		5,929
Insurance premiums		2,388
Miscellaneous		32,952
TOTAL EXPENSES		698,218
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(146,862)
Waiver of administrative personnel and services fee	(11,678)
Waiver of shareholder services fee	(3,447)
Reimbursement of shareholder services fee	(1,065)
TOTAL WAIVERS AND REIMBURSEMENT		(163,052)
Net expenses			535,166
Net investment income			$187,934

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$187,934	$2,773,700
Net realized gain on investments	--	72,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	187,934	2,846,426
Distributions to Shareholders:
Distributions from net investment income	(174,351)	(2,793,659)
Distributions from net realized gain on investments	(73,724)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(248,075)	(2,793,659)
Share Transactions:
Proceeds from sale of shares	211,624,083	497,790,931
Net asset value of shares issued to shareholders in payment of distributions declared	199,468	2,387,871
Cost of shares redeemed	(232,688,107)	(473,763,441)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,864,556)	26,415,361
Change in net assets	(20,924,697)	26,468,128
Net Assets:
Beginning of period	140,107,696	113,639,568
End of period (including distributions in excess of net investment income of $(6,366) and $(19,949), respectively)	$119,182,999	$140,107,696

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	211,624,083	497,790,931
Shares issued to shareholders in payment of distributions declared	199,468	2,387,871
Shares redeemed	(232,688,107)	(473,763,441)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(20,864,556)	26,415,361

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $146,862 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.087% of average daily net assets of the Fund. FAS waived $11,678 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $1,065 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $3,447 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $112,619,000 and $147,225,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 73.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.0% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

MARYLAND MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

G01175-01 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009	Year Ended October 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.021	0.031	0.027	0.016	0.006
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.021	0.031	0.027	0.016	0.006

Less Distributions:
Distributions from net investment income	(0.003)	(0.021)	(0.031)	(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.003)	(0.021)	(0.031)	(0.027)	(0.016)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.27%	2.12%	3.17%	2.77%	1.65%[3]	0.56%

Ratios to Average Net Assets:

Net expenses	0.63%[4]	0.60%[5]	0.59%	0.60%	0.58%	0.60%

Net investment income	0.53%[4]	2.07%	3.10%	2.73%	1.58%	0.55%

Expense waiver/reimbursement[6]	0.22%[4]	0.22%	0.24%	0.31%	0.35%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$259,631	$291,499	$258,324	$250,048	$218,891	$283,783

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.60% for the year ended October 31, 2008 after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009		Year Ended October 31,			Period Ended 10/31/2005 [1]
			2008	2007	2006

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.017	0.027	0.023	0.011
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.001		0.017	0.027	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.001)		(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000)[2]	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.001)		(0.017)	(0.027)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.09%		1.71%	2.76%	2.37%	1.10%[4]

Ratios to Average Net Assets:

Net expenses	0.98%[5]		1.00%[6]	0.99%	1.00%	1.00%[5]

Net investment income	0.16%[5]		1.50%	2.72%	2.33%	1.61%[5]

Expense waiver/reimbursement[7]	0.49%[5]		0.44%	0.47%	0.54%	0.60%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$126,102		$136,764	$34,709	$16,158	$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2008 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,002.70	$3.13

Cash Series Shares	$1,000	$1,000.90	$4.86

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.67	$3.16

Cash Series Shares	$1,000	$1,019.93	$4.91

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.63%

Cash Series Shares	0.98%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Demand Instruments	74.8%

Municipal Notes	18.9%

Commercial Paper	4.5%

Other Assets and Liabilities--Net[2]	1.8%

TOTAL	100.0%

At April 30, 2009, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	76.9%

8-30 Days	1.2%

31-90 Days	3.6%

91-180 Days	11.0%

181 Days or more	5.5%

Other Assets and Liabilities--Net[2]	1.8%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--98.2%[1,2]
		Massachusetts--95.6%
$1,500,000		Berkshire, MA Regional Transportation Authority, 3.50% RANs (GTD by Commonwealth of Massachusetts), 9/11/2009	$1,507,602
5,270,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,292,409
3,325,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	3,325,000
8,900,000		Brockton, MA Area Transit Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/6/2009	8,909,248
9,500,000		Cape Cod, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 7/31/2009	9,513,927
3,640,032		Chicopee, MA, 1.50% BANs, 9/25/2009	3,647,298
3,100,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.550%, 5/7/2009	3,100,000
7,350,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	7,350,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.630%, 5/7/2009	3,255,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 1.130%, 5/7/2009	3,950,000
15,965,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	15,965,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.880%, 5/7/2009	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (Bank of America N.A. LIQ), 0.880%, 5/7/2009	3,485,000
2,250,000		Danvers, Massachusetts, 2.50% BANs, 7/10/2009	2,252,964
1,431,000		East Bridgewater, MA, 2.30% BANs, 12/11/2009	1,440,114
2,846,000		Greenfield, MA, 2.25% BANs, 7/31/2009	2,847,724
1,279,000		Kingston, MA, 2.50% BANs, 1/26/2010	1,290,676
6,285,000		Littleton, MA, 1.50% BANs, 2/2/2010	6,308,610
7,300,000		Lowell, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/14/2009	7,312,349
750,000		Malden, MA, (Series B), 1.90% BANs, 10/23/2009	752,312
4,455,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/6/2009	4,455,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$16,360,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 5/7/2009	$16,360,000
10,380,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.540%, 5/7/2009	10,380,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.630%, 5/7/2009	5,450,000
8,000,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (YMCA of the North Shore)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	8,000,000
1,300,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.500%, 5/7/2009	1,300,000
8,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	8,000,000
1,400,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.630%, 5/7/2009	1,400,000
1,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 5/7/2009	1,000,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 0.60% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 6/16/2009	5,000,000
8,435,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.520%, 5/7/2009	8,435,000
1,685,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.430%, 5/6/2009	1,685,000
19,930,000	[3,4]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.520%, 5/7/2009	19,930,000
400,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/7/2009	400,000
3,000,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Banknorth N.A. LOC), 0.520%, 5/1/2009	3,000,000
10,325,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/ (RBS Citizens Bank N.A. LOC), 3.370%, 5/7/2009	10,325,000
2,795,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	2,795,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.500%, 5/7/2009	5,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 0.520%, 5/1/2009	4,400,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.580%, 5/7/2009	$5,505,000
3,100,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 5/7/2009	3,100,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	1,500,000
2,245,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 3.750%, 5/7/2009	2,245,000
1,830,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	1,830,000
5,000,000		Massachusetts School Building Authority, (Series A), 0.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	5,000,000
4,000,000		Massachusetts School Building Authority, (Series A), 0.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 7/1/2009	4,000,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	6,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	4,000,000
3,800,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.580%, 5/6/2009	3,800,000
3,900,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	3,900,000
5,840,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 3.380%, 5/7/2009	5,840,000
7,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 0.490%, 5/6/2009	7,500,000
3,345,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	3,345,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 0.570%, 5/7/2009	3,500,000
10,810,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	10,810,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$11,315,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.620%, 5/6/2009	$11,315,000
1,375,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.580%, 5/7/2009	1,375,000
11,145,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 1.130%, 5/7/2009	11,145,000
700,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/7/2009	700,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	5,000,000
7,615,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/7/2009	7,615,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.700%, 5/7/2009	5,000,000
3,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.000%, 5/7/2009	3,500,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.640%, 5/7/2009	5,090,000
12,585,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.760%, 5/7/2009	12,585,000
1,360,000		Newton, MA, 3.00% Bonds, 4/1/2010	1,389,166
2,686,000		North Reading, MA, 2.50% BANs, 9/18/2009	2,691,048
2,400,000		Northampton, MA, 2.50% BANs, 2/12/2010	2,418,582
4,500,000		Paxton, MA, 2.50% BANs, 5/29/2009	4,502,732
3,000,000		Pittsfield, MA, 2.00% BANs, 1/29/2010	3,005,513
2,208,000		Saugus, MA, 2.75% BANs, 3/3/2010	2,217,033
3,000,000		Westfield, MA, 2.50% BANs, 1/15/2010	3,020,968
2,740,000		Yarmouth, MA, 2.50% BANs, 6/26/2009	2,742,888

		TOTAL	368,793,163

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--2.6%
$6,300,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.720%, 5/6/2009	$6,300,000
3,800,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 10382Z) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.920%, 5/7/2009	3,800,000

		TOTAL	10,100,000

		TOTAL MUNICIPAL INVESTMENTS--98.2% (AT AMORTIZED COST) [5]	378,893,163

		OTHER ASSETS AND LIABILITIES -- NET--1.8%[6]	6,839,653

		TOTAL NET ASSETS--100%	$385,732,816

On April 30, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

99.2%	0.8%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $118,090,000, which represented 30.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $118,090,000, which represented 30.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 -- Quoted Prices and Investments in Mutual Funds	$--

Level 2 -- Other Significant Observable Inputs	378,893,163

Level 3 -- Significant Unobservable Inputs	--

TOTAL	$378,893,163

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDFA	--Industrial Development Financing Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$378,893,163
Cash		551,973
Income receivable		1,417,082
Receivable for investments sold		5,008,889
Prepaid temporary guarantee program insurance		66,825

TOTAL ASSETS		385,937,932

Liabilities:
Income distribution payable	$75,651
Payable for transfer and dividend disbursing agent fees and expenses	28,825
Payable for Directors’/Trustees’ fees	345
Payable for distribution services fee (Note 4)	17,346
Payable for shareholder services fee (Note 4)	53,116
Payable for account administration fee	20,406
Accrued expenses	9,427

TOTAL LIABILITIES		205,116

Net assets for 385,683,077 shares outstanding		$385,732,816

Net Assets Consist of:
Paid-in capital		$385,683,289
Accumulated net realized gain on investments		52,174
Distributions in excess of net investment income		(2,647)

TOTAL NET ASSETS		$385,732,816

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$259,630,665 ÷ 259,589,777 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$126,102,151 ÷ 126,093,300 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$2,534,640

Expenses:
Investment adviser fee (Note 4)		$876,254
Administrative personnel and services fee (Note 4)		170,263
Custodian fees		8,450
Transfer and dividend disbursing agent fees and expenses		105,484
Directors’/Trustees’ fees		1,829
Auditing fees		9,174
Legal fees		4,724
Portfolio accounting fees		50,864
Distribution services fee--Cash Series Shares (Note 4)		452,582
Shareholder services fee--Institutional Service Shares (Note 4)		199,643
Shareholder services fee--Cash Series Shares (Note 4)		188,576
Account administration fee--Institutional Service Shares		136,098
Share registration costs		32,013
Printing and postage		12,099
Insurance premiums		2,746
Miscellaneous		94,707

TOTAL EXPENSES		2,345,506

Waivers and Reimbursements (Note 4):
Waiver of administrative personnel and services fee	$(3,556)
Waiver of distribution services fee--Cash Series Shares	(331,894)
Waiver of shareholder services fee--Cash Series Shares	(34,080)
Reimbursement of shareholder services fee--Institutional Service Shares	(199,643)
Reimbursement of shareholder services fee--Cash Series Shares	(2,395)
Reimbursement of account administration fee--Institutional Service Shares	(121,736)

TOTAL WAIVERS AND REIMBURSEMENTS		(693,304)

Net expenses			1,652,202

Net investment income			882,438

Net realized gain on investments			55,549

Change in net assets resulting from operations			$937,987

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$882,438	$7,715,264
Net realized gain on investments	55,549	63,810

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	937,987	7,779,074

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(743,587)	(6,227,930)
Cash Series Shares	(117,822)	(1,511,203)
Distributions from net realized gain on investments
Institutional Service Shares	(41,695)	(8,274)
Cash Series Shares	(22,598)	(1,505)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(925,702)	(7,748,912)

Share Transactions:
Proceeds from sale of shares	391,219,142	1,235,916,128
Net asset value of shares issued to shareholders in payment of distributions declared	394,815	3,842,694
Cost of shares redeemed	(434,155,685)	(1,104,559,889)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,541,728)	135,198,933

Change in net assets	(42,529,443)	135,229,095

Net Assets:
Beginning of period	428,262,259	293,033,164

End of period (including distributions in excess of net investment income of $(2,647) and $(23,676), respectively)	$385,732,816	$428,262,259

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	245,191,276	$245,191,276	803,026,291	$803,026,291
Shares issued to shareholders in payment of distributions declared	254,998	254,998	2,368,945	2,368,945
Shares redeemed	(277,321,965)	(277,321,965)	(772,252,775)	(772,252,775)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(31,875,691)	$(31,875,691)	33,142,461	$33,142,461

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Cash Series Shares:	Shares	Amount	Shares	Amount

Shares sold	146,027,866	$146,027,866	432,889,837	$432,889,837
Shares issued to shareholders in payment of distributions declared	139,817	139,817	1,473,749	1,473,749
Shares redeemed	(156,833,720)	(156,833,720)	(332,307,114)	(332,307,114)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,666,037)	$(10,666,037)	102,056,472	$102,056,472

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(42,541,728)	$(42,541,728)	135,198,933	$135,198,933

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,556 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $331,894 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $390 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $202,038 of shareholder services fees and $121,736 of account administration fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $34,080 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $155,330,000 and $212,320,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 62.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract -- May 2008

MASSACHUSETTS MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 608919882
Cusip 60934N518

1052806 (6/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
		Year Ended October 31,
	4/30/2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.023	0.032	0.028	0.017	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.023	0.032	0.028	0.017	0.007

Less Distributions:
Distributions from net investment income	(0.004)	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.004)	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.39%	2.34%	3.23%	2.88%	1.72%	0.66%

Ratios to Average Net Assets:

Net expenses	0.60%[3,4]	0.57%[4]	0.56%	0.56%	0.56%	0.56%

Net investment income	0.73%[3]	2.27%	3.19%	2.87%	1.71%	0.64%

Expense waiver/reimbursement[5]	0.23%[3]	0.26%	0.29%	0.38%	0.37%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$804,872	$655,274	$232,700	$198,530	$170,683	$180,631

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.57% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
		Year Ended October 31,
	4/30/2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.024	0.033	0.030	0.019	0.008
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.024	0.033	0.030	0.019	0.008

Less Distributions:
Distributions from net investment income	(0.004)	(0.024)	(0.033)	(0.030)	(0.019)	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.004)	(0.024)	(0.033)	(0.030)	(0.019)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.47%	2.51%	3.39%	3.05%	1.89%[3]	0.83%

Ratios to Average Net Assets:

Net expenses	0.43%[4,5]	0.41%[5]	0.40%	0.40%	0.40%	0.40%

Net investment income	0.94%[4]	2.43%	3.34%	3.00%	1.84%	0.82%

Expense waiver/reimbursement[6]	0.14%[4]	0.17%	0.20%	0.41%	0.53%	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$49,631	$81,651	$79,573	$47,176	$41,364	$60,332

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.43% and 0.41% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,003.90	$2.98

Institutional Shares	$1,000	$1,004.70	$2.14

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.82	$3.01

Institutional Shares	$1,000	$1,022.66	$2.16

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.60%

Institutional Shares	0.43%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	81.7%

Municipal Notes	13.8%

Commercial Paper	4.1%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

At April 30, 2009, the Fund’s effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	82.3%

8-30 Days	0.0%

31-90 Days	6.5%

91-180 Days	7.8%

181 Days or more	3.0%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Michigan--95.5%
$8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 0.680%, 5/7/2009	$8,000,000
10,000,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.530%, 5/7/2009	10,000,000
4,620,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.930%, 5/7/2009	4,620,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.930%, 5/7/2009	6,000,000
30,450,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.930%, 5/7/2009	30,450,000
5,000,000	[3,4]	Detroit, MI Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.890%, 5/7/2009	5,000,000
2,000,000		East Detroit, MI Public School District, (2008 State Aid Note), 3.00% TRANs, 8/24/2009	2,001,531
3,220,000		East Grand Rapids, MI Public School District, UT GO Bonds, 5.75% Bonds (United States Treasury PRF 5/1/2009@100), 5/1/2021	3,330,077
13,500,000		East Lansing, MI School District, (2000 School Building and Site Bonds), 5.625% Bonds (United States Treasury PRF 5/1/2010@100), 5/1/2030	14,193,730
10,040,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	10,040,000
1,000,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/ (National City Bank LOC), 0.480%, 5/7/2009	1,000,000
23,250,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 1.130%, 5/7/2009	23,250,000
9,230,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.250%, 5/7/2009	9,230,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.900%, 5/6/2009	1,300,000
1,100,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/6/2009	1,100,000
990,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.960%, 5/7/2009	990,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	2,500,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$7,685,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 3.380%, 5/7/2009	$7,685,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.830%, 5/7/2009	7,825,000
1,750,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 5/7/2009	1,750,000
13,900,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/ (Bank of Nova Scotia, Toronto LIQ), 0.520%, 5/7/2009	13,900,000
22,455,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/ (Comerica Bank LIQ), 0.730%, 5/7/2009	22,455,000
5,500,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 1.100%, 5/6/2009	5,500,000
6,000,000		Kalamazoo, MI, (Series 2009), 1.50% TANs, 12/1/2009	6,008,697
8,645,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.570%, 5/6/2009	8,645,000
20,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 3.070%, 5/1/2009	20,000,000
500,000		Manistee, MI Area Public School, UT GO Bonds, 5.75% Bonds (United States Treasury PRF 5/1/2009@100), 5/1/2019	515,981
3,620,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 3.380%, 5/7/2009	3,620,000
780,000		Marquette, MI Hospital Finance Authority, (Series 2004A) Weekly VRDNs (Marquette General Hospital, MI)/(U.S. Bank, N.A. LOC), 0.480%, 5/7/2009	780,000
4,220,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	4,220,000
10,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 5/1/2009	10,000,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.870%, 5/7/2009	5,000,000
8,325,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.600%, 5/7/2009	8,325,000
8,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	8,900,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$20,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/ (Royal Bank of Canada, Montreal LOC), 0.740%, 5/7/2009	$20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/ (Credit Lyonnais SA LOC), 0.980%, 5/6/2009	3,100,000
13,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 3.00% BANs, 7/15/2009	13,056,541
6,210,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 5.25% Bonds, 10/1/2009	6,327,702
1,500,000		Michigan Municipal Bond Authority, (Series A1), 3.00% Bonds, 8/20/2009	1,506,149
6,000,000		Michigan Public Educational Facilities Authority, (Series 2008 A-2), 3.00% RANs (RBS Citizens Bank N.A. LOC), 7/20/2009	6,014,192
1,615,000		Michigan Public Educational Facilities Authority, (Series 2008 A-1), 3.00% RANs (RBS Citizens Bank N.A. LOC), 6/22/2009	1,617,482
35,125,000		Michigan State Building Authority, (Series 5), 0.70% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/4/2009	35,125,000
6,385,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.480%, 5/7/2009	6,385,000
1,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	1,500,000
1,680,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.700%, 5/1/2009	1,680,000
11,000,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	11,000,000
4,250,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Bank of America N.A. LOC), 0.590%, 5/6/2009	4,250,000
14,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	14,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	5,000,000
7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	7,500,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	5,000,000
7,500,000		Michigan State Hospital Finance Authority, (Subseries C-22) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	7,500,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/6/2009	$8,600,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.700%, 5/1/2009	2,000,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 5/6/2009	6,125,000
8,300,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	8,300,000
885,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.770%, 5/7/2009	885,000
4,200,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 0.550%, 5/7/2009	4,200,000
16,900,000		Michigan State Housing Development Authority, (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.750%, 5/7/2009	16,900,000
6,765,000		Michigan State Housing Development Authority: Multi-Family, (Series 2003A: Arbors at Georgetown Apartments) Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.600%, 5/7/2009	6,765,000
1,810,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/ (U.S. Bank, N.A. LOC), 0.820%, 5/7/2009	1,810,000
5,800,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/ (Comerica Bank LOC), 1.000%, 5/7/2009	5,800,000
695,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/ (Bank of America N.A. LOC), 1.270%, 5/6/2009	695,000
260,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/ (Bank of America N.A. LOC), 0.820%, 5/6/2009	260,000
1,775,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/ (Comerica Bank LOC), 1.000%, 5/7/2009	1,775,000
715,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.820%, 5/6/2009	715,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/ (U.S. Bank, N.A. LOC), 1.630%, 5/6/2009	1,200,000
600,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/ (Bank of America N.A. LOC), 0.820%, 5/6/2009	600,000
1,575,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(Bank of America N.A. LOC), 0.720%, 5/6/2009	1,575,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$3,185,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 1.000%, 5/7/2009	$3,185,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/ (Bank of America N.A. LOC), 0.820%, 5/7/2009	1,200,000
1,090,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/(Fifth Third Bank, Michigan LOC), 1.280%, 5/7/2009	1,090,000
205,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/ (Fifth Third Bank, Michigan LOC), 1.110%, 5/7/2009	205,000
1,500,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 1.630%, 5/6/2009	1,500,000
1,500,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 1.730%, 5/6/2009	1,500,000
1,110,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 1.000%, 5/7/2009	1,110,000
1,000,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.850%, 5/7/2009	1,000,000
1,900,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/6/2009	1,900,000
3,220,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 1.000%, 5/7/2009	3,220,000
1,700,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	1,700,000
800,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Delta Containers, Inc.)/(Comerica Bank LOC), 3.000%, 5/7/2009	800,000
6,700,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	6,700,000
1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.500%, 5/1/2009	1,000,000
700,000		Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 5.000%, 5/6/2009	700,000
2,555,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.500%, 5/7/2009	2,555,000
15,985,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 1.130%, 5/7/2009	15,985,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.980%, 5/7/2009	4,000,000
7,145,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.850%, 5/7/2009	7,145,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$900,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.500%, 5/7/2009	$900,000
3,400,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	3,400,000
1,400,000		Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/ (JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/6/2009	1,400,000
2,000,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.820%, 5/6/2009	2,000,000
734,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.870%, 5/7/2009	734,000
2,115,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.750%, 5/6/2009	2,115,000
1,750,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.850%, 5/7/2009	1,750,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 5/7/2009	1,000,000
1,015,000		Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 5.000%, 5/7/2009	1,015,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.820%, 5/7/2009	2,800,000
2,019,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.460%, 5/6/2009	2,019,000
20,000,000		Michigan State, 3.00% RANs, 9/30/2009	20,077,752
1,990,000		Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/ (Bank of America N.A. LOC), 0.850%, 5/7/2009	1,990,000
2,600,000		Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/6/2009	2,600,000
2,355,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/ (Key Bank, N.A. LOC), 1.500%, 5/7/2009	2,355,000
2,450,000		Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/ (Comerica Bank LOC), 1.000%, 5/7/2009	2,450,000
1,740,000		Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.940%, 5/7/2009	1,740,000
3,040,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/7/2009	3,040,000
11,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/ (Wells Fargo Bank, N.A. LOC), 0.440%, 5/6/2009	11,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$2,395,000		Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	$2,395,000
26,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.650%, 5/1/2009	26,000,000
6,525,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	6,525,000
5,110,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/ (Bank of America N.A. LOC), 0.750%, 5/7/2009	5,110,000
1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.770%, 5/7/2009	1,820,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2009	10,000,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	3,000,000
15,600,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	15,600,000
1,415,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2009	1,415,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2009	5,790,000
23,435,000		Michigan Strategic Fund, (Series 2008KT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 1.200%, 5/6/2009	23,435,000
3,950,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	3,950,000
1,600,000		Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/ (JPMorgan Chase Bank, N.A. LOC), 5.000%, 5/6/2009	1,600,000
2,690,000		Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/ (Bank of America N.A. LOC), 0.750%, 5/7/2009	2,690,000
3,445,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	3,445,000
1,600,000		Traverse City, MI Area Public Schools, UT GO Bonds, 3.00% Bonds, 5/1/2009	1,600,000
6,500,000		Waterford, MI School District, 2.50% RANs, 9/23/2009	6,511,367
30,865,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 12055) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.000%, 5/7/2009	30,865,000
14,850,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 12175) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.420%, 5/7/2009	14,850,000
20,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 5/7/2009	20,000,000
10,900,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/6/2009	10,900,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$10,900,000		Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.610%, 5/6/2009	$10,900,000

		TOTAL	816,184,201

		Puerto Rico--4.1%
30,000,000		Commonwealth of Puerto Rico, (Series 2009 A2), 3.00% TRANs (BNP Paribas SA LOC), 7/30/2009	30,099,209
5,195,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	5,195,000

		TOTAL	35,294,209

		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST)[5]	851,478,410

		OTHER ASSETS AND LIABILITIES -- NET--0.4%[6]	3,024,629

		TOTAL NET ASSETS--100%	$854,503,039

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $129,785,000, which represented 15.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $129,785,000, which represented 15.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 -- Quoted Prices and Investments in Mutual Funds	$--

Level 2 -- Other Significant Observable Inputs	851,478,410

Level 3 -- Significant Unobservable Inputs	--

TOTAL	$851,478,410

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
PCA	--Pollution Control Authority
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$851,478,410
Cash		108,496
Income receivable		3,029,869
Receivable for shares sold		3,824
Prepaid temporary guarantee program insurance		111,049

TOTAL ASSETS		854,731,648

Liabilities:
Payable for shares redeemed	$3,257
Income distribution payable	122,733
Payable for portfolio accounting fees	18,665
Payable for custodian fees	4,047
Payable for shareholder services fee (Note 4)	56,705
Accrued expenses	23,202

TOTAL LIABILITIES		228,609

Net assets for 854,419,253 shares outstanding		$854,503,039

Net Assets Consist of:
Paid-in capital		$854,456,450
Accumulated net realized gain on investments		46,328
Undistributed net investment income		261

TOTAL NET ASSETS		$854,503,039

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$804,872,206 ÷ 804,811,672 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Shares:
$49,630,833 ÷ 49,607,581 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$5,932,246

Expenses:
Investment adviser fee (Note 4)		$1,788,705
Administrative personnel and services fee (Note 4)		347,539
Custodian fees		15,697
Transfer and dividend disbursing agent fees and expenses		184,042
Directors’/Trustees’ fees		1,741
Auditing fees		9,174
Legal fees		5,180
Portfolio accounting fees		60,970
Shareholder services fee--Institutional Service Shares (Note 4)		893,082
Account administration fee--Institutional Service Shares		156,375
Share registration costs		35,941
Printing and postage		10,199
Insurance premiums		2,750
Miscellaneous		143,484

TOTAL EXPENSES		3,654,879

Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(644,836)
Waiver of administrative personnel and services fee (Note 4)	(7,238)
Reduction of custodian fees (Note 5)	(428)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(377,804)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(1,030,306)

Net expenses			2,624,573

Net investment income			3,307,673

Net realized gain on investments			49,703

Change in net assets resulting from operations			$3,357,376

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,307,673	$9,935,903
Net realized gain on investments	49,703	163,682

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,357,376	10,099,585

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,062,379)	(8,189,741)
Institutional Shares	(257,595)	(1,733,434)
Distributions from net realized gain on investments
Institutional Service Shares	(144,037)	(84,271)
Institutional Shares	(17,065)	(21,080)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,481,076)	(10,028,526)

Share Transactions:
Proceeds from sale of shares	1,175,053,833	1,897,272,400
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	274,292,459	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,321,521	5,623,313
Cost of shares redeemed	(1,333,966,341)	(1,478,314,448)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	117,701,472	424,581,265

Change in net assets	117,577,772	424,652,324

Net Assets:
Beginning of period	736,925,267	312,272,943

End of period (including undistributed net investment income of $261 and $12,562, respectively)	$854,503,039	$736,925,267

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

On November 21, 2008, the Fund received assets from Fifth Third Michigan Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of the Fund Issued	Fifth Third Michigan Municipal Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

274,248,754	$274,292,459	$793,871,581	$1,068,164,040

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings.

The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	1,072,439,687	$1,072,439,687	1,516,968,788	$1,516,968,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	274,248,754	274,292,459	--	--
Shares issued to shareholders in payment of distributions declared	2,217,338	2,217,338	4,926,465	4,926,465
Shares redeemed	(1,199,244,399)	(1,199,244,399)	(1,099,374,789)	(1,099,374,789)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	149,661,380	$149,705,085	422,520,464	$422,520,464

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	102,614,146	$102,614,146	380,303,612	$380,303,612
Shares issued to shareholders in payment of distributions declared	104,183	104,183	696,848	696,848
Shares redeemed	(134,721,942)	(134,721,942)	(378,939,659)	(378,939,659)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,003,613)	$(32,003,613)	2,060,801	$2,060,801

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	117,657,767	$117,701,472	424,581,265	$424,581,265

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $644,836 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,238 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $377,804 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $363,305,000 and $549,495,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund’s expenses were reduced by $428 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 85.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.9% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract -- May 2008

MICHIGAN MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N385
Cusip 60934N377

G01456-02 (6/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.024		0.034	0.030	0.019		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	--		(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.024		0.034	0.030	0.019		0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.024)		(0.034)	(0.030)	(0.019)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.024)		(0.034)	(0.030)	(0.019)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.40%		2.48%		3.44%	3.07%	1.95	% [3]	0.88%

Ratios to Average Net Assets:
Net expenses	0.39	% [4,5]	0.34	% [5]	0.33%	0.33%	0.33%		0.33%
Net investment income	0.71	% [4]	2.45%		3.38%	3.05%	1.92%		0.86%
Expense waiver/reimbursement [6]	0.23	% [4]	0.22%		0.22%	0.34%	0.47%		0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$318,398		$336,149		$348,861	$346,966	$279,890		$279,622

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39% and 0.34% for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.018		0.028	0.025	0.014	0.004
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.001		0.018		0.028	0.025	0.014	0.004
Less Distributions:
Distributions from net investment income	(0.001)		(0.018)		(0.028)	(0.025)	(0.014)	(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.001)		(0.018)		(0.028)	(0.025)	(0.014)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.13%		1.80%		2.83%	2.56%	1.44%	0.38%

Ratios to Average Net Assets:
Net expenses	0.92	% [3,4]	1.01	% [4]	0.92%	0.83%	0.83%	0.83%
Net investment income	0.18	% [3]	1.76%		2.79%	2.47%	1.42%	0.36%
Expense waiver/reimbursement [5]	0.44	% [3]	0.30%		0.38%	0.48%	0.47%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,817		$58,862		$73,436	$81,560	$149,781	$157,622

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.92% and 1.01% for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.00	$1.94
Cash Series Shares	$1,000	$1,001.30	$4.57
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.86	$1.96
Cash Series Shares	$1,000	$1,020.23	$4.61

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.39%
Cash Series Shares	0.92%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	71.1%
Municipal Notes	15.5%
Commercial Paper	13.4%
Other Assets and Liabilities - Net [2,3]	0.0%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.1%
8-30 Days	0.0%
31-90 Days	13.4%
91-180 Days	9.8%
181 Days or more	5.7%
Other Assets and Liabilities - Net [2,3]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0% [1,2]
		Minnesota--100.0%
$7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.950%, 5/6/2009	$7,225,000
5,565,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.620%, 5/1/2009	5,565,000
2,440,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S&S of Minnesota LLC)/ (Wells Fargo Bank, N.A. LOC), 1.130%, 5/7/2009	2,440,000
420,000		Blooming Prairie, MN ISD No. 756, 2.25% TANs (GTD by Minnesota State), 8/21/2009	420,442
1,380,000		Caledonia, MN ISD No. 299, (Series A), 2.75% TANs (GTD by Minnesota State), 9/29/2009	1,383,907
745,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 1.630%, 5/7/2009	745,000
4,470,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 0.770%, 5/5/2009	4,470,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	3,400,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.670%, 5/1/2009	8,865,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.700%, 5/7/2009	4,325,000
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.570%, 5/7/2009	10,000,000
260,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 1.570%, 5/1/2009	260,000
270,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 5/7/2009	270,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	6,000,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.850%, 5/7/2009	1,000,000
1,515,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 1.070%, 5/1/2009	1,515,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$1,220,000		Grand Meadow, MN ISD 495, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/21/2009	$1,222,022
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.600%, 5/7/2009	3,320,000
4,715,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	4,715,000
900,000		Kimball, MN ISD No. 739, 2.25% TANs (GTD by Minnesota State), 9/16/2009	901,167
800,000		Kingsland, MN ISD No. 2137, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	800,760
1,505,000		Lake Superior, MN ISD No. 381, (Series A), 2.25% TANs (GTD by Minnesota State), 8/14/2009	1,507,338
1,200,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 1.130%, 5/7/2009	1,200,000
1,095,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 1.130%, 5/7/2009	1,095,000
450,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 1.630%, 5/7/2009	450,000
1,225,000		McLeod West (Brownton) MN ISD No. 2887, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/25/2009	1,227,102
9,750,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	9,750,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.620%, 5/1/2009	2,600,000
700,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.550%, 5/7/2009	700,000
4,705,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.920%, 5/7/2009	4,705,000
9,410,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 5/7/2009	9,410,000
8,900,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A - Tranche II), Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.470%, 5/1/2009	8,900,000
20,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$8,425,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.470%, 5/1/2009	$8,425,000
18,405,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.590%, 5/7/2009	18,405,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.580%, 5/7/2009	5,000,000
8,000,000		Minnesota State HFA, (2009 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.580%, 5/7/2009	8,000,000
2,245,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.670%, 5/6/2009	2,245,000
10,195,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	10,195,000
1,000,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.500%, 5/7/2009	1,000,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.630%, 5/7/2009	4,700,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.590%, 5/7/2009	7,300,000
12,600,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2008), 3.00% TANs (GTD by Minnesota State), 9/4/2009	12,657,649
3,000,000		Moorhead, MN ISD No. 152, (Series A), 2.75% TANs (GTD by Minnesota State), 9/28/2009	3,008,420
870,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.900%, 5/7/2009	870,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.550%, 5/7/2009	2,655,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	1,965,000
1,555,000		Perham, MN ISD No. 549, (Series B), 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,559,431
450,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.630%, 5/7/2009	450,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/ (FNMA LOC), 0.600%, 5/7/2009	4,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$1,000,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.500%, 5/7/2009	$1,000,000
10,890,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	10,890,000
3,565,000		Red Wing, MN ISD No. 256, (Series 2008B), 2.25% TANs (GTD by Minnesota State), 8/21/2009	3,570,371
3,445,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 1.130%, 5/7/2009	3,445,000
16,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.50% CP (Mayo Clinic)/(Morgan Stanley Bank LIQ), Mandatory Tender 6/8/2009	16,000,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/ (FNMA LOC), 0.600%, 5/7/2009	3,500,000
1,630,000		Rockford, MN ISD No. 883, (Series 2008A), 2.75% TRANs (GTD by Minnesota State), 9/14/2009	1,634,445
1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.130%, 5/7/2009	1,200,000
800,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	800,000
3,400,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	3,400,000
3,490,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/7/2009	3,490,000
34,000,000		Southern Minnesota Municipal Power Agency, 0.70% CP, Mandatory Tender 6/11/2009	34,000,000
615,000		Southland, MN ISD No.500, (Series 2008A), 2.25% RANs (GTD by Minnesota State), 8/25/2009	615,575
5,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	5,100,000
5,000,000		St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	5,000,000
5,000,000		St. Cloud, MN ISD No. 742, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	5,008,729
4,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	4,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$5,100,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.520%, 5/7/2009	$5,100,000
1,785,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.820%, 5/5/2009	1,785,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	6,260,000
1,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/ (FNMA LOC), 0.500%, 5/7/2009	1,565,000
1,425,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.130%, 5/7/2009	1,425,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	5,000,000
1,700,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.200%, 5/6/2009	1,700,000
1,500,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.200%, 5/6/2009	1,500,000
2,870,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.200%, 5/6/2009	2,870,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/ (U.S. Bank, N.A. LOC), 1.050%, 5/7/2009	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.800%, 5/7/2009	2,500,000
3,800,000		Stevens County, MN, (Series 2006), Weekly VRDNs (Darnen Dairy, LLP)/ (Wells Fargo Bank, N.A. LOC), 0.930%, 5/7/2009	3,800,000
885,000		Stillwater, MN ISD No. 834, (Series A), 1.50% TRANs (GTD by Minnesota State), 2/1/2010	889,647
865,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	865,000
4,600,000		University of Minnesota, (Series C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2009	4,600,000
1,225,000		Wadena Deer Creek, MN ISD No. 2155, 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,228,495
1,745,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/ (Wells Fargo Bank, N.A. LOC), 1.030%, 5/7/2009	1,745,000
1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.750%, 5/1/2009	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$445,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.130%, 5/6/2009	$445,000
475,000		Woodbury, MN, (Series A), 2.00% Bonds, 2/1/2010	479,118
		TOTAL MUNICIPAL INVESTMENTS--100.0% (AT AMORTIZED COST) [5]	374,054,618
		OTHER ASSETS AND LIABILITIES - NET--0.0% [6]	160,134
		TOTAL NET ASSETS--100%	$374,214,752

Securities that are subject to the federal alternative minimum tax (AMT) represent 49.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $17,155,000, which represented 4.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $17,155,000, which represented 4.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	374,054,618
Level 3--Significant Unobservable Inputs	--
TOTAL	$374,054,618

The following acronyms are used throughout this portfolio:

CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$374,054,618
Income receivable		978,299
Receivable for investments sold		10,000,000
Prepaid temporary guarantee program insurance		73,657
TOTAL ASSETS		385,106,574
Liabilities:
Payable for investments purchased	$479,620
Payable for shares redeemed	45,216
Income distribution payable	99,948
Bank overdraft	10,219,460
Payable for distribution services fee (Note 4)	20,152
Payable for shareholder services fee (Note 4)	2,458
Accrued expenses	24,968
TOTAL LIABILITIES		10,891,822
Net assets for 373,613,038 shares outstanding		$374,214,752
Net Assets Consist of:
Paid-in capital		$373,612,998
Accumulated net realized gain on investments		605,339
Distributions in excess of net investment income		(3,585)
TOTAL NET ASSETS		$374,214,752
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$318,398,202 ÷ 317,887,553 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$55,816,550 ÷ 55,725,485 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$2,276,923
Expenses:
Investment adviser fee (Note 4)		$829,657
Administrative personnel and services fee (Note 4)		161,189
Custodian fees		7,652
Transfer and dividend disbursing agent fees and expenses		44,698
Directors'/Trustees' fees		2,005
Auditing fees		9,174
Legal fees		5,105
Portfolio accounting fees		50,340
Distribution services fee--Cash Series Shares (Note 4)		152,370
Shareholder services fee--Cash Series Shares (Note 4)		76,726
Share registration costs		37,090
Printing and postage		14,057
Insurance premiums		2,819
Temporary guarantee program insurance (Note 2)		103,490
Miscellaneous		575
TOTAL EXPENSES		1,496,947
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(465,482)
Waiver of administrative personnel and services fee (Note 4)	(3,347)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(24,575)
Waiver of shareholder services fee--Cash Series Shares (Note 4)	(34,480)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(6,251)
Reduction of custodian fees (Note 5)	(216)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(534,351)
Net expenses			962,596
Net investment income			1,314,327
Net realized gain on investments			608,938
Change in net assets resulting from operations			$1,923,265

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,314,327	$10,778,161
Net realized gain on investments	608,938	169,583
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,923,265	10,947,744
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,255,815)	(9,423,542)
Cash Series Shares	(55,541)	(1,360,995)
Distributions from net realized gains on investments
Institutional Shares	(144,505)	(11,806)
Cash Series Shares	(24,358)	(2,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,480,219)	(10,798,781)
Share Transactions:
Proceeds from sale of shares	418,148,965	1,072,102,348
Net asset value of shares issued to shareholders in payment of distributions declared	324,883	2,838,867
Cost of shares redeemed	(439,712,402)	(1,102,376,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,238,554)	(27,435,236)
Change in net assets	(20,795,508)	(27,286,273)
Net Assets:
Beginning of period	395,010,260	422,296,533
End of period (including distributions in excess of net investment income of $(3,585) and $(6,556), respectively)	$374,214,752	$395,010,260

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015% respectively of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	356,747,800	$356,747,800	896,313,261	$896,313,261
Shares issued to shareholders in payment of distributions declared	245,517	245,517	1,490,751	1,490,751
Shares redeemed	(375,120,344)	(375,120,344)	(910,639,439)	(910,639,439)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(18,127,027)	$(18,127,027)	(12,835,427)	$(12,835,427)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	61,401,165	$61,401,165	175,789,087	$175,789,087
Shares issued to shareholders in payment of distributions declared	79,366	79,366	1,348,116	1,348,116
Shares redeemed	(64,592,058)	(64,592,058)	(191,737,012)	(191,737,012)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(3,111,527)	$(3,111,527)	(14,599,809)	$(14,599,809)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(21,238,554)	$(21,238,554)	(27,435,236)	$(27,435,236)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $465,482 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,347 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $24,575 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $92,356 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $6,251 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $34,480 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $263,420,000 and $269,880,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $216 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 55.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.2% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

MINNESOTA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

1052807 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009		Year Ended October 31,
			2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.022		0.032		0.028	0.017	0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.022		0.032		0.028	0.017	0.006
Less Distributions:
Distributions from net investment income	(0.004)		(0.022)		(0.032)		(0.028)	(0.017)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.004)		(0.022)		(0.032)		(0.028)	(0.017)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.27%		3.22%		2.85%	1.69%	0.60%

Ratios to Average Net Assets:
Net expenses	0.60	% [3,4]	0.56	% [4]	0.55%		0.56%	0.58%	0.60%
Net investment income	0.82	% [3]	2.14%		3.17%		2.81%	1.64%	0.58%
Expense waiver/reimbursement [5]	0.04	% [3]	0.03%		0.05%		0.05%	0.16%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,690		$177,653		$99,657		$79,176	$75,179	$77,824

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.021		0.030		0.027	0.015	0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.021		0.030		0.027	0.015	0.005
Less Distributions:
Distributions from net investment income	(0.003)		(0.021)		(0.030)		(0.027)	(0.015)	(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.003)		(0.021)		(0.030)		(0.027)	(0.015)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.36%		2.12%		3.07%		2.70%	1.56%	0.50%

Ratios to Average Net Assets:
Net expenses	0.75	% [3,4]	0.71	% [4]	0.70%		0.70%	0.70%	0.70%
Net investment income	0.65	% [3]	2.04%		3.02%		2.65%	1.54%	0.49%
Expense waiver/reimbursement [5]	0.24	% [3]	0.23%		0.24%		0.25%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,084		$188,070		$198,777		$145,914	$148,959	$157,491

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.71% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.018		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.018		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.002)		(0.018)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.002)		(0.018)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.21%		1.81%		2.76%		2.40%	1.10%

Ratios to Average Net Assets:
Net expenses	1.05	% [4,5]	1.01	% [5]	1.00%		1.01%	1.00	% [4]
Net investment income	0.36	% [4]	1.69%		2.72%		2.36%	1.58	% [4]
Expense waiver/reimbursement [6]	0.44	% [4]	0.43%		0.45%		0.45%	0.47	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$170,081		$179,273		$141,332		$113,317	$141,245

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.30	$2.98
Institutional Service Shares	$1,000	$1,003.60	$3.73
Cash Series Shares	$1,000	$1,002.10	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.82	$3.01
Institutional Service Shares	$1,000	$1,021.08	$3.76
Cash Series Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.60%
Institutional Service Shares	0.75%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.8%
Municipal Notes	24.6%
Other Assets and Liabilities - Net [2]	0.6%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.9%
8-30 Days	0.9%
31-90 Days	5.7%
91-180 Days	4.2%
181 Days or more	13.7%
Other Assets and Liabilities - Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		New Jersey--95.3%
$1,550,000		Alexandria, NJ, 3.75% BANs, 12/16/2009	$1,554,700
3,000,000		Allendale, NJ, 2.00% BANs, 2/26/2010	3,012,172
1,180,000		Alpine Borough, NJ, 2.00% BANs, 2/11/2010	1,184,552
1,580,000		Barrington, NJ, (Series 2008C), 3.25% BANs, 6/10/2009	1,581,016
4,371,930		Beachwood, NJ, 3.50% BANs, 5/28/2009	4,373,197
5,030,000		Belmar, NJ, 2.50% BANs, 4/30/2010	5,062,004
1,577,500		Bethlehem Township, NJ, 2.75% BANs, 6/16/2009	1,578,276
2,024,450		Delran Township, NJ, General Improvement and Open Space Trust Fund, 2.35% BANs, 10/16/2009	2,027,208
5,000,000		Dumont, NJ, 3.00% BANs, 7/31/2009	5,007,292
2,064,000		Essex Fells, NJ, 2.25% BANs, 4/9/2010	2,073,523
1,757,500		Ewing Township, NJ, 5.00% BANs, 11/5/2009	1,764,009
3,743,500		Florence Township, NJ, 3.50% BANs, 12/11/2009	3,755,756
1,115,000		Fort Lee, NJ, GO Refunding Bonds (Series 2009), 2.25% (FSA INS), 2/1/2010	1,125,455
2,435,000		Glassboro Borough, NJ, 3.00% BANs, 9/17/2009	2,441,797
1,255,975		Glen Rock, NJ, 3.25% BANs, 8/19/2009	1,257,834
2,500,000		Haddonfield, NJ Board of Education, 3.00% BANs, 3/2/2010	2,512,234
2,800,000		Island Heights, NJ, 3.50% BANs, 9/4/2009	2,805,162
1,467,400		Lindenwold, NJ, (Series 2008A), 2.75% BANs, 6/16/2009	1,467,851
10,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	10,042,866
3,000,000		Manchester Township, NJ, 3.00% BANs, 12/18/2009	3,009,246
5,102,000		Mansfield Township, NJ, 2.50% BANs, 4/14/2010	5,137,856
2,000,000		Manville Borough, NJ, 3.00% BANs, 7/1/2009	2,002,681
4,500,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,520,266
1,664,000		Millstone Township, NJ, 3.00% BANs, 3/4/2010	1,672,196
1,378,000		Mine Hill Township, NJ, 2.50% BANs, 6/10/2009	1,378,368
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$4,900,000		Mount Holly Township, NJ, (Series 2008B), 3.00% BANs, 7/9/2009	$4,906,335
3,295,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.850%, 5/7/2009	3,295,000
6,590,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 0.770%, 5/7/2009	6,590,000
350,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas S.A. LOC), 0.850%, 5/7/2009	350,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 0.620%, 5/6/2009	3,500,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	13,600,000
600,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.980%, 5/7/2009	600,000
2,950,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.570%, 5/1/2009	2,950,000
5,720,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.670%, 5/1/2009	5,720,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	6,465,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.720%, 5/1/2009	1,500,000
2,455,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.700%, 5/7/2009	2,455,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Fifth Third Bank, Cincinnati LOC), 4.500%, 5/7/2009	8,000,000
12,750,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.920%, 5/7/2009	12,750,000
25,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.550%, 5/6/2009	25,000,000
20,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 1.250%, 5/6/2009	20,000,000
7,245,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 1.100%, 5/7/2009	7,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$3,280,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.430%, 5/6/2009	$3,280,000
15,345,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.460%, 5/7/2009	15,345,000
8,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.420%, 5/7/2009	8,000,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.460%, 5/7/2009	4,000,000
7,485,000		New Jersey Health Care Facilities Financing Authority, (Series 2009) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.420%, 5/7/2009	7,485,000
5,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.430%, 5/7/2009	5,820,000
6,365,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.480%, 5/7/2009	6,365,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.740%, 5/7/2009	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.740%, 5/7/2009	13,995,000
10,540,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2803) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 0.830%, 5/7/2009	10,540,000
10,145,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 1.720%, 5/7/2009	10,145,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.460%, 5/7/2009	50,000,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 5/7/2009	25,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$15,000,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 1.750%, 5/6/2009	$15,000,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.750%, 5/6/2009	2,000,000
4,949,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	4,968,286
2,675,000		Ocean Township, NJ, 5.00% BANs, 10/30/2009	2,681,376
1,785,900		Paramus, NJ, 2.25% BANs, 2/26/2010	1,793,131
2,004,000		Paramus, NJ, 3.75% BANs, 8/7/2009	2,006,633
2,975,000		Paulsboro, NJ, 2.75% BANs, 7/22/2009	2,978,264
5,860,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.880%, 5/7/2009	5,860,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, EAGLES (Series 2007-0047) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 1.030%, 5/7/2009	4,500,000
8,000,000		Salem County, NJ Pollution Control Financing Authority, (Series 2003 B-2) Weekly VRDNs (Public Service Electric & Gas Co.)/(Bank of Nova Scotia, Toronto LOC), 0.460%, 5/6/2009	8,000,000
2,000,000		Stone Harbor, NJ, 3.25% BANs, 11/13/2009	2,005,223
2,803,166		Tinton Falls, NJ, 1.75% BANs, 1/21/2010	2,808,166
27,535,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.540%, 5/7/2009	27,535,000
4,067,350		Union Beach, NJ, 3.25% BANs, 7/10/2009	4,073,052
2,936,000		Ventnor, NJ, 2.75% BANs, 7/23/2009	2,939,916
6,197,500		Wall Township, NJ, 2.50% BANs, 6/17/2009	6,200,621
3,655,000		Wildwood Crest, NJ, 1.75% BANs, 11/6/2009	3,664,367
3,430,000		Wildwood Crest, NJ, 3.25% BANs, 11/6/2009	3,435,168
5,990,544		Woodbury, NJ, 3.00% BANs, 9/21/2009	5,999,675
1,520,000		Woolwich, NJ, 3.75% BANs, 12/17/2009	1,524,636
		TOTAL	482,222,366
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--4.1%
$2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.690%, 5/7/2009	$2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.770%, 5/7/2009	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.030%, 5/7/2009	4,145,000
12,870,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 12169) Daily VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.000%, 5/7/2009	12,870,000
		TOTAL	20,675,000
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	502,897,366
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	2,957,261
		TOTAL NET ASSETS--100%	$505,854,627
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.4%	0.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $195,620,000, which represented 38.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $195,620,000, which represented 38.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	502,897,366
Level 3--Significant Unobservable Inputs	--
TOTAL	$502,897,366

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$502,897,366
Cash		449,075
Income receivable		2,496,858
Receivable for shares sold		158,800
Prepaid temporary guarantee program insurance		87,064
TOTAL ASSETS		506,089,163
Liabilities:
Income distribution payable	$89,772
Payable for transfer and dividend disbursing agent fees and expenses	27,057
Payable for distribution services fee (Note 4)	29,675
Payable for shareholder services fee (Note 4)	67,313
Accrued expenses	20,719
TOTAL LIABILITIES		234,536
Net assets for 505,832,753 shares outstanding		$505,854,627
Net Assets Consist of:
Paid-in capital		$505,832,753
Accumulated net realized gain on investments		23,007
Distributions in excess of net investment income		(1,133)
TOTAL NET ASSETS		$505,854,627
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$131,690,146 ÷ 131,681,164 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$204,083,902 ÷ 204,070,200 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$170,080,579 ÷ 170,081,389 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$3,831,862
Expenses:
Investment adviser fee (Note 4)		$1,087,426
Administrative personnel and services fee (Note 4)		211,286
Custodian fees		10,582
Transfer and dividend disbursing agent fees and expenses		180,120
Directors'/Trustees' fees		2,657
Auditing fees		9,174
Legal fees		5,705
Portfolio accounting fees		59,819
Distribution services fee--Institutional Service Shares (Note 4)		101,319
Distribution services fee--Cash Series Shares (Note 4)		549,680
Shareholder services fee--Institutional Service Shares (Note 4)		192,904
Shareholder services fee--Cash Series Shares (Note 4)		229,033
Account administration fee--Institutional Service Shares		59,815
Share registration costs		30,523
Printing and postage		18,685
Insurance premiums		2,914
Miscellaneous		123,673
TOTAL EXPENSES		2,875,315
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(105,278)
Waiver of administrative personnel and services fee (Note 4)	(4,404)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(101,319)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(366,453)
Reduction of custodian fees (Note 5)	(209)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(100,741)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(678,404)
Net expenses			2,196,911
Net investment income			1,634,951
Net realized gain on investments			23,157
Change in net assets resulting from operations			$1,658,108

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,634,951	$11,433,534
Net realized gain on investments	23,157	161,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,658,108	11,595,516
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(645,222)	(4,030,502)
Institutional Service Shares	(654,975)	(4,163,461)
Cash Series Shares	(323,062)	(3,252,820)
Distributions from net realized gain on investments
Institutional Shares	(49,196)	(20,524)
Institutional Service Shares	(57,489)	(26,261)
Cash Series Shares	(52,584)	(22,632)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,782,528)	(11,516,200)
Share Transactions:
Proceeds from sale of shares	533,914,802	1,756,850,776
Net asset value of shares issued to shareholders in payment of distributions declared	1,026,545	6,647,042
Cost of shares redeemed	(573,957,784)	(1,658,347,929)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,016,437)	105,149,889
Change in net assets	(39,140,857)	105,229,205
Net Assets:
Beginning of period	544,995,484	439,766,279
End of period (including distributions in excess of net investment income of $(1,133) and $(12,825), respectively)	$505,854,627	$544,995,484

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	69,294,898	$69,294,898	465,635,969	$465,635,969
Shares issued to shareholders in payment of distributions declared	166,935	166,935	657,353	657,353
Shares redeemed	(115,385,508)	(115,385,508)	(388,324,144)	(388,324,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(45,923,675)	$(45,923,675)	77,969,178	$77,969,178

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	269,528,101	$269,528,101	719,676,997	$719,676,997
Shares issued to shareholders in payment of distributions declared	495,080	495,080	2,758,041	2,758,041
Shares redeemed	(253,964,073)	(253,964,073)	(733,174,547)	(733,174,547)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	16,059,108	$16,059,108	(10,739,509)	$(10,739,509)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	195,091,803	$195,091,803	571,537,810	$571,537,810
Shares issued to shareholders in payment of distributions declared	364,530	364,530	3,231,648	3,231,648
Shares redeemed	(204,608,203)	(204,608,203)	(536,849,238)	(536,849,238)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(9,151,870)	$(9,151,870)	37,920,220	$37,920,220
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(39,016,437)	$(39,016,437)	105,149,889	$105,149,889

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $105,278 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,404 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $467,772 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $1,295 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $100,741 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $311,715,000 and $284,780,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $209 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 63.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

NEW JERSEY MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919874
Cusip 60934N476
Cusip 60934N468

2052902 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.023		0.032		0.028	0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.023		0.032		0.028	0.017		0.006
Less Distributions:
Distributions from net investment income	(0.004)		(0.023)		(0.032)		(0.028)	(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.004)		(0.023)		(0.032)		(0.028)	(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.45%		2.31%		3.23%		2.87%	1.76	% [3]	0.60%

Ratios to Average Net Assets:
Net expenses	0.57	% [4,5]	0.53	% [5]	0.52%		0.52%	0.51%		0.59%
Net investment income	0.88	% [4]	2.19%		3.17%		2.81%	1.77%		0.59%
Expense waiver/reimbursement [6]	0.50	% [4]	0.51%		0.50%		0.51%	0.52%		0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$550,396		$469,728		$514,929		$642,643	$782,000		$631,875

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.57% and 0.53% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.020		0.029		0.026	0.015		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.020		0.029		0.026	0.015		0.004
Less Distributions:
Distributions from net investment income	(0.003)		(0.020)		(0.029)		(0.026)	(0.015)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.020)		(0.029)		(0.026)	(0.015)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.34%		2.07%		2.99%		2.64%	1.55	% [3]	0.44%

Ratios to Average Net Assets:
Net expenses	0.80	% [4,5]	0.76	% [5]	0.75%		0.75%	0.72%		0.75%
Net investment income	0.65	% [4]	1.97%		2.95%		2.53%	1.58%		0.44%
Expense waiver/reimbursement [6]	0.30	% [4]	0.30%		0.30%		0.29%	0.33%		0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$225,660		$275,961		$210,354		$197,149	$321,477		$212,914

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.76% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.025		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.025		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.005)		(0.025)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.005)		(0.025)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.56%		2.53%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.35	% [5,6]	0.31	% [6]	0.30%		0.31%	0.27	% [5]
Net investment income	1.07	% [5]	2.40%		3.39%		3.15%	2.29	% [5]
Expense waiver/reimbursement [7]	0.25	% [5]	0.25%		0.25%		0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$522,470		$515,109		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.31% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.018		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.018		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.002)		(0.018)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.002)		(0.018)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.22%		1.82%		2.73%		2.38%	1.14	% [4]

Ratios to Average Net Assets:
Net expenses	1.05	% [5,6]	1.01	% [6]	1.00%		1.00%	0.97	% [5]
Net investment income	0.38	% [5]	1.73%		2.70%		2.34%	1.60	% [5]
Expense waiver/reimbursement [7]	0.40	% [5]	0.40%		0.40%		0.40%	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$351,639		$198,230		$185,133		$185,817	$218,959

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,004.50	$2.83
Cash II Shares	$1,000	$1,003.40	$3.97
Institutional Shares	$1,000	$1,005.60	$1.74
Cash Series Shares	$1,000	$1,002.20	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.97	$2.86
Cash II Shares	$1,000	$1,020.83	$4.01
Institutional Shares	$1,000	$1,023.06	$1.76
Cash Series Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.57%
Cash II Shares	0.80%
Institutional Shares	0.35%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	78.5%
Municipal Notes	21.3%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.4%
8-30 Days	1.0%
31-90 Days	9.0%
91-180 Days	3.8%
181 Days or more	7.6%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		New York--99.8%
$14,620,000		Addison, NY CSD, 3.00% BANs, 6/24/2009	$14,630,541
1,650,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 1.170%, 5/7/2009	1,650,000
10,000,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	10,016,838
6,300,000		Bolivar-Richburg, NY CSD, 2.75% BANs, 7/24/2009	6,306,365
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	7,100,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,451,733
15,000,000		Catskill, NY CSD, 2.50% BANs, 9/25/2009	15,026,581
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.75% BANs, 7/31/2009	5,610,262
13,941,000		Cincinnatus, NY CSD, 2.25% BANs, 6/18/2009	13,944,942
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2007-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.75% BANs, 11/19/2009	6,875,390
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,571,106
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,077,974
3,960,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	3,960,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,925,437
8,000,000		Greene County, NY, 2.75% BANs, 12/18/2009	8,029,720
3,220,151		Irvington, NY, 4.00% BANs, 11/13/2009	3,236,924
6,200,000		Ithaca, NY, (Series 2009A), 3.25% BANs, 1/15/2010	6,232,160
6,500,000		Lackawanna, NY City School District, 3.00% BANs, 6/15/2009	6,505,528
7,000,000		Lansingburgh, NY CSD, 2.25% BANs, 7/7/2009	7,002,512
2,574,000		Liverpool, NY CSD, 2.25% BANs, 7/9/2009	2,576,151
11,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.430%, 5/6/2009	11,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 5/6/2009	$41,470,000
28,700,000	[3,4]	MTA Transportation Revenue, ROCs (Series 12088) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.320%, 5/7/2009	28,700,000
23,360,000	[3,4]	MTA Transportation Revenue, ROCs (Series 12094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.320%, 5/7/2009	23,360,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 5/7/2009	8,425,000
15,475,000		Mamaroneck Village, NY, 4.00% BANs, 12/23/2009	15,696,227
10,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	10,024,966
14,850,000	[3,4]	Metropolitan Transportation Authority, NY, ROCs (Series 12168) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.370%, 5/7/2009	14,850,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,804,545
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,595,000
4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/7/2009	4,475,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.50% BANs, 11/13/2009	5,270,292
9,500,000		Moravia, NY CSD, 2.50% BANs, 6/26/2009	9,504,271
5,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/6/2009	5,000,000
36,865,000		New York City Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	36,865,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	22,350,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,120,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 0.550%, 5/7/2009	5,620,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.550%, 5/7/2009	5,040,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.900%, 5/7/2009	$6,740,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,770,000
7,185,000		New York City, NY IDA, (Series 2005A) Weekly VRDNs (Mercy College)/ (Key Bank, N.A. LOC), 1.250%, 5/7/2009	7,185,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/7/2009	12,200,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 1.420%, 5/7/2009	8,525,000
208,190,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.550%, 5/6/2009	208,190,000
8,800,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-5) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 5/1/2009	8,800,000
35,245,000	[3,4]	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	35,245,000
10,995,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.540%, 5/7/2009	10,995,000
10,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12189) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.120%, 5/7/2009	10,000,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank N.A., New York LIQ), 0.810%, 5/7/2009	9,865,000
14,335,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	14,335,000
29,380,000	[3,4]	New York City, NY Transitional Finance Authority, EAGLES (Series 2006-0149) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 1.710%, 5/7/2009	29,380,000
10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 0.450%, 5/1/2009	10,000,000
4,625,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/1/2009	4,625,000
32,950,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.720%, 5/6/2009	32,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$24,275,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.600%, 5/1/2009	$24,275,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank plc, London LIQ), 1.400%, 5/6/2009	28,420,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.450%, 5/6/2009	15,145,000
11,800,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.440%, 5/1/2009	11,800,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 1.520%, 5/7/2009	20,960,000
15,000,000	[3,4]	New York City, NY, Floater Certificates (Series 2008-3000) Weekly VRDNs (Morgan Stanley LIQ), 0.610%, 5/7/2009	15,000,000
6,870,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank N.A., New York LIQ), 0.630%, 5/7/2009	6,870,000
13,115,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 5/1/2009	13,115,000
8,595,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 5/7/2009	8,595,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	5,350,000
5,000,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (Ithaca College)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	5,000,000
21,430,000		New York State Dormitory Authority, (Subseries A-2) Weekly VRDNs (Long Island University)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	21,430,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	23,500,000
44,500,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.430%, 5/6/2009	44,500,000
10,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.430%, 5/6/2009	10,000,000
77,000,000		New York State Local Government Assistance Corp., (Series 2003A-6V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(KBC Bank N.V. LIQ), 1.750%, 5/6/2009	77,000,000
11,000,000		New York State Local Government Assistance Corp., (Series 2003A-8V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.080%, 5/6/2009	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.220%, 5/7/2009	$4,950,000
12,860,000	[3,4]	New York State Thruway Authority, EAGLES (Series 2008-0019) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.680%, 5/7/2009	12,860,000
28,335,000		New York State Thruway Authority, ROCs (Series 10394) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 1.710%, 5/7/2009	28,335,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-3) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/7/2009	8,000,000
6,800,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/7/2009	6,800,000
9,950,000		North Rose-Wolcott, NY CSD, 3.00% BANs, 12/16/2009	9,980,401
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/ (Key Bank, N.A. LOC), 1.170%, 5/7/2009	15,945,000
13,315,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/ (Key Bank, N.A. LOC), 1.170%, 5/7/2009	13,315,000
5,195,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	5,195,000
7,120,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/6/2009	7,120,000
4,430,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	4,430,000
3,725,000		Onondaga County, NY IDA, (Series 2005A) Weekly VRDNs (Onondaga Community College Housing Development Corp.)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	3,725,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	1,725,000
5,855,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.810%, 5/6/2009	5,855,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 5/7/2009	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	6,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.690%, 5/7/2009	$4,575,000
9,133,000		Poughkeepsie City, NY, 2.75% BANs, 7/17/2009	9,150,976
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	4,000,000
4,620,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	4,620,000
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,914,473
8,111,000		Salina, NY, 3.00% BANs, 6/26/2009	8,123,805
5,500,000		Sayville Union Free School District, NY, 2.50% TANs, 6/30/2009	5,504,037
6,900,000		Schenectady, NY, (Renewal), 2.50% BANs, 5/22/2009	6,901,938
7,050,000		Schenectady, NY, 2.50% BANs, 5/22/2009	7,051,980
8,000,000		Schuylerville, NY CSD, 3.00% BANs, 8/12/2009	8,019,889
25,625,337		Shenendehowa, NY CSD, 2.00% BANs, 6/26/2009	25,625,337
4,668,614		Silver Creek, NY CSD, 3.00% BANs, 1/21/2010	4,686,798
8,517,721		Skaneateles, NY CSD, 2.25% BANs, 7/17/2009	8,517,721
15,000,000		South Country CSD, NY, 2.75% TANs, 6/30/2009	15,012,094
2,535,000		South Seneca, NY CSD, 2.25% RANs, 6/17/2009	2,535,800
855,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 1.500%, 5/6/2009	855,000
9,600,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/6/2009	9,600,000
6,480,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	6,480,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,012,404
10,000,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, ROCs (Series 11644) Weekly VRDNs (Citibank N.A., New York LIQ), 0.680%, 5/7/2009	10,000,000
61,100,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank plc, London LIQ), 1.600%, 5/6/2009	61,100,000
1,900,000		Wantagh, NY Union Free School District, 3.00% TANs, 6/26/2009	1,902,434
4,425,000		Warsaw, NY CSD, 2.50% BANs, 7/2/2009	4,427,574
5,800,000		Watertown, NY Enlarged City School District, 2.75% BANs, 9/18/2009	5,811,957
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 5/7/2009	3,870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$10,315,000		Westchester County, NY IDA, (Series 2004) Daily VRDNs (Northern Westchester Hospital Association)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.480%, 5/7/2009	$10,315,000
5,665,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC), 1.300%, 5/7/2009	5,665,000
3,175,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	3,175,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	1,647,550,083
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	2,615,144
		TOTAL NET ASSETS--100%	$1,650,165,227

At April 30, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $335,150,000, which represented 20.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $335,150,000, which represented 20.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	1,647,550,083
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,647,550,083

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Options Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,647,550,083
Cash		115,570
Income receivable		7,725,234
Receivable for shares sold		200,648
Prepaid temporary guarantee program insurance		253,726
TOTAL ASSETS		1,655,845,261
Liabilities:
Payable for investments purchased	$3,403,330
Payable for shares redeemed	1,589,127
Income distribution payable	232,369
Payable for Directors'/Trustees' fees	612
Payable for distribution services fee (Note 4)	156,083
Payable for shareholder services fee (Note 4)	182,417
Accrued expenses	116,096
TOTAL LIABILITIES		5,680,034
Net assets for 1,650,043,010 shares outstanding		$1,650,165,227
Net Assets Consist of:
Paid-in capital		$1,650,043,010
Accumulated net realized gain on investments		119,233
Undistributed net investment income		2,984
TOTAL NET ASSETS		$1,650,165,227
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$550,395,754 ÷ 550,341,166 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$225,659,802 ÷ 225,639,321 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$522,470,337 ÷ 522,444,737 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$351,639,334 ÷ 351,617,786 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$11,556,048
Expenses:
Investment adviser fee (Note 4)		$3,222,909
Administrative personnel and services fee (Note 4)		626,150
Custodian fees		30,614
Transfer and dividend disbursing agent fees and expenses		371,204
Directors'/Trustees' fees		7,219
Auditing fees		9,968
Legal fees		4,071
Portfolio accounting fees		91,806
Distribution services fee--Institutional Service Shares (Note 4)		646,080
Distribution services fee--Cash II Shares (Note 4)		313,853
Distribution services fee--Cash Series Shares (Note 4)		785,581
Shareholder services fee--Institutional Service Shares (Note 4)		474,974
Shareholder services fee--Cash II Shares (Note 4)		313,853
Shareholder services fee--Cash Series Shares (Note 4)		327,326
Account administration fee--Institutional Service Shares		97,974
Share registration costs		50,683
Printing and postage		31,371
Insurance premiums		4,235
Miscellaneous		359,152
TOTAL EXPENSES		7,769,023
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,980,128)
Waiver of administrative personnel and services fee (Note 4)	(12,991)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(542,708)
Waiver of distribution services fee--Cash II Shares (Note 4)	(62,770)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(196,395)
Waiver of shareholder services fee--Cash Series Shares (Note 4)	(4,312)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(107,771)
Reduction of custodian fees (Note 5)	(1,933)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,909,008)
Net expenses			4,860,015
Net investment income			6,696,033
Net realized gain on investments			126,904
Change in net assets resulting from operations			$6,822,937

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,696,033	$36,099,896
Net realized gain on investments	126,904	288,578
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,822,937	36,388,474
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,259,462)	(14,625,639)
Cash II Shares	(818,512)	(5,141,620)
Institutional Shares	(3,120,260)	(11,970,033)
Cash Series Shares	(489,700)	(4,367,473)
Distributions from net realized gain on investments
Institutional Service Shares	(95,331)	(36,630)
Cash II Shares	(48,008)	(12,863)
Institutional Shares	(103,026)	(21,397)
Cash Series Shares	(40,666)	(12,269)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,974,965)	(36,187,924)
Share Transactions:
Proceeds from sale of shares	2,461,212,950	5,611,176,007
Net asset value of shares issued to shareholders in payment of distributions declared	5,187,013	27,328,132
Cost of shares redeemed	(2,275,111,849)	(5,474,022,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	191,288,114	164,481,509
Change in net assets	191,136,086	164,682,059
Net Assets:
Beginning of period	1,459,029,141	1,294,347,082
End of period (including undistributed (distributions in excess of) net investment income of $2,984 and $(5,115), respectively)	$1,650,165,227	$1,459,029,141

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,053,337,685	$1,053,337,685	2,702,124,613	$2,702,124,613
Shares issued to shareholders in payment of distributions declared	1,091,558	1,091,558	7,425,490	7,425,490
Shares redeemed	(973,709,107)	(973,709,107)	(2,754,827,814)	(2,754,827,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	80,720,136	$80,720,136	(45,277,711)	$(45,277,711)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	250,772,415	$250,772,415	915,059,298	$915,059,298
Shares issued to shareholders in payment of distributions declared	841,546	841,546	4,962,552	4,962,552
Shares redeemed	(301,887,861)	(301,887,861)	(854,453,978)	(854,453,978)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(50,273,900)	$(50,273,900)	65,567,872	$65,567,872

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	673,753,642	$673,753,642	1,366,237,525	$1,366,237,525
Shares issued to shareholders in payment of distributions declared	2,738,343	2,738,343	10,676,356	10,676,356
Shares redeemed	(669,075,226)	(669,075,226)	(1,245,793,357)	(1,245,793,357)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,416,759	$7,416,759	131,120,524	$131,120,524

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	483,349,208	$483,349,208	627,754,571	$627,754,571
Shares issued to shareholders in payment of distributions declared	515,566	515,566	4,263,734	4,263,734
Shares redeemed	(330,439,655)	(330,439,655)	(618,947,481)	(618,947,481)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	153,425,119	$153,425,119	13,070,824	$13,070,824
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	191,288,114	$191,288,114	164,481,509	$164,481,509

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $1,980,128 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,991 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $801,873 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $356,013 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $107,771 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $4,312 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $865,745,000 and $957,865,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $1,933 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 63.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.9% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919866
Cusip 608919858

8060106 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.025		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.025		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.005)		(0.025)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.005)		(0.025)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.56%		2.53%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.35	% [5,6]	0.31	% [6]	0.30%		0.31%	0.27	% [5]
Net investment income	1.07	% [5]	2.40%		3.39%		3.15%	2.29	% [5]
Expense waiver/reimbursement [7]	0.25	% [5]	0.25%		0.25%		0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$522,470		$515,109		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.31% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,005.60	$1.74
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	78.5%
Municipal Notes	21.3%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.4%
8-30 Days	1.0%
31-90 Days	9.0%
91-180 Days	3.8%
181 Days or more	7.6%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		New York--99.8%
$14,620,000		Addison, NY CSD, 3.00% BANs, 6/24/2009	$14,630,541
1,650,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 1.170%, 5/7/2009	1,650,000
10,000,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	10,016,838
6,300,000		Bolivar-Richburg, NY CSD, 2.75% BANs, 7/24/2009	6,306,365
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	7,100,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,451,733
15,000,000		Catskill, NY CSD, 2.50% BANs, 9/25/2009	15,026,581
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.75% BANs, 7/31/2009	5,610,262
13,941,000		Cincinnatus, NY CSD, 2.25% BANs, 6/18/2009	13,944,942
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2007-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.75% BANs, 11/19/2009	6,875,390
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,571,106
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,077,974
3,960,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	3,960,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,925,437
8,000,000		Greene County, NY, 2.75% BANs, 12/18/2009	8,029,720
3,220,151		Irvington, NY, 4.00% BANs, 11/13/2009	3,236,924
6,200,000		Ithaca, NY, (Series 2009A), 3.25% BANs, 1/15/2010	6,232,160
6,500,000		Lackawanna, NY City School District, 3.00% BANs, 6/15/2009	6,505,528
7,000,000		Lansingburgh, NY CSD, 2.25% BANs, 7/7/2009	7,002,512
2,574,000		Liverpool, NY CSD, 2.25% BANs, 7/9/2009	2,576,151
11,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.430%, 5/6/2009	11,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 5/6/2009	$41,470,000
28,700,000	[3,4]	MTA Transportation Revenue, ROCs (Series 12088) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.320%, 5/7/2009	28,700,000
23,360,000	[3,4]	MTA Transportation Revenue, ROCs (Series 12094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.320%, 5/7/2009	23,360,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 5/7/2009	8,425,000
15,475,000		Mamaroneck Village, NY, 4.00% BANs, 12/23/2009	15,696,227
10,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	10,024,966
14,850,000	[3,4]	Metropolitan Transportation Authority, NY, ROCs (Series 12168) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.370%, 5/7/2009	14,850,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,804,545
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,595,000
4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/7/2009	4,475,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.50% BANs, 11/13/2009	5,270,292
9,500,000		Moravia, NY CSD, 2.50% BANs, 6/26/2009	9,504,271
5,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/6/2009	5,000,000
36,865,000		New York City Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	36,865,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	22,350,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,120,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 0.550%, 5/7/2009	5,620,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.550%, 5/7/2009	5,040,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.900%, 5/7/2009	$6,740,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	1,770,000
7,185,000		New York City, NY IDA, (Series 2005A) Weekly VRDNs (Mercy College)/ (Key Bank, N.A. LOC), 1.250%, 5/7/2009	7,185,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/7/2009	12,200,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 1.420%, 5/7/2009	8,525,000
208,190,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.550%, 5/6/2009	208,190,000
8,800,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-5) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 5/1/2009	8,800,000
35,245,000	[3,4]	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	35,245,000
10,995,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.540%, 5/7/2009	10,995,000
10,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12189) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.120%, 5/7/2009	10,000,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank N.A., New York LIQ), 0.810%, 5/7/2009	9,865,000
14,335,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	14,335,000
29,380,000	[3,4]	New York City, NY Transitional Finance Authority, EAGLES (Series 2006-0149) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 1.710%, 5/7/2009	29,380,000
10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 0.450%, 5/1/2009	10,000,000
4,625,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/1/2009	4,625,000
32,950,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.720%, 5/6/2009	32,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$24,275,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.600%, 5/1/2009	$24,275,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank plc, London LIQ), 1.400%, 5/6/2009	28,420,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.450%, 5/6/2009	15,145,000
11,800,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.440%, 5/1/2009	11,800,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 1.520%, 5/7/2009	20,960,000
15,000,000	[3,4]	New York City, NY, Floater Certificates (Series 2008-3000) Weekly VRDNs (Morgan Stanley LIQ), 0.610%, 5/7/2009	15,000,000
6,870,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank N.A., New York LIQ), 0.630%, 5/7/2009	6,870,000
13,115,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 5/1/2009	13,115,000
8,595,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 5/7/2009	8,595,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	5,350,000
5,000,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (Ithaca College)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	5,000,000
21,430,000		New York State Dormitory Authority, (Subseries A-2) Weekly VRDNs (Long Island University)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	21,430,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	23,500,000
44,500,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.430%, 5/6/2009	44,500,000
10,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.430%, 5/6/2009	10,000,000
77,000,000		New York State Local Government Assistance Corp., (Series 2003A-6V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(KBC Bank N.V. LIQ), 1.750%, 5/6/2009	77,000,000
11,000,000		New York State Local Government Assistance Corp., (Series 2003A-8V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.080%, 5/6/2009	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.220%, 5/7/2009	$4,950,000
12,860,000	[3,4]	New York State Thruway Authority, EAGLES (Series 2008-0019) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.680%, 5/7/2009	12,860,000
28,335,000		New York State Thruway Authority, ROCs (Series 10394) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 1.710%, 5/7/2009	28,335,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-3) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/7/2009	8,000,000
6,800,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/7/2009	6,800,000
9,950,000		North Rose-Wolcott, NY CSD, 3.00% BANs, 12/16/2009	9,980,401
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/ (Key Bank, N.A. LOC), 1.170%, 5/7/2009	15,945,000
13,315,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/ (Key Bank, N.A. LOC), 1.170%, 5/7/2009	13,315,000
5,195,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	5,195,000
7,120,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/6/2009	7,120,000
4,430,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	4,430,000
3,725,000		Onondaga County, NY IDA, (Series 2005A) Weekly VRDNs (Onondaga Community College Housing Development Corp.)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	3,725,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	1,725,000
5,855,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.810%, 5/6/2009	5,855,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 5/7/2009	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	6,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.690%, 5/7/2009	$4,575,000
9,133,000		Poughkeepsie City, NY, 2.75% BANs, 7/17/2009	9,150,976
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	4,000,000
4,620,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	4,620,000
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,914,473
8,111,000		Salina, NY, 3.00% BANs, 6/26/2009	8,123,805
5,500,000		Sayville Union Free School District, NY, 2.50% TANs, 6/30/2009	5,504,037
6,900,000		Schenectady, NY, (Renewal), 2.50% BANs, 5/22/2009	6,901,938
7,050,000		Schenectady, NY, 2.50% BANs, 5/22/2009	7,051,980
8,000,000		Schuylerville, NY CSD, 3.00% BANs, 8/12/2009	8,019,889
25,625,337		Shenendehowa, NY CSD, 2.00% BANs, 6/26/2009	25,625,337
4,668,614		Silver Creek, NY CSD, 3.00% BANs, 1/21/2010	4,686,798
8,517,721		Skaneateles, NY CSD, 2.25% BANs, 7/17/2009	8,517,721
15,000,000		South Country CSD, NY, 2.75% TANs, 6/30/2009	15,012,094
2,535,000		South Seneca, NY CSD, 2.25% RANs, 6/17/2009	2,535,800
855,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 1.500%, 5/6/2009	855,000
9,600,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 1.170%, 5/6/2009	9,600,000
6,480,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	6,480,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,012,404
10,000,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, ROCs (Series 11644) Weekly VRDNs (Citibank N.A., New York LIQ), 0.680%, 5/7/2009	10,000,000
61,100,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank plc, London LIQ), 1.600%, 5/6/2009	61,100,000
1,900,000		Wantagh, NY Union Free School District, 3.00% TANs, 6/26/2009	1,902,434
4,425,000		Warsaw, NY CSD, 2.50% BANs, 7/2/2009	4,427,574
5,800,000		Watertown, NY Enlarged City School District, 2.75% BANs, 9/18/2009	5,811,957
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 5/7/2009	3,870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$10,315,000		Westchester County, NY IDA, (Series 2004) Daily VRDNs (Northern Westchester Hospital Association)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.480%, 5/7/2009	$10,315,000
5,665,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC), 1.300%, 5/7/2009	5,665,000
3,175,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	3,175,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	1,647,550,083
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	2,615,144
		TOTAL NET ASSETS--100%	$1,650,165,227

At April 30, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $335,150,000, which represented 20.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $335,150,000, which represented 20.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	1,647,550,083
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,647,550,083

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Options Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,647,550,083
Cash		115,570
Income receivable		7,725,234
Receivable for shares sold		200,648
Prepaid temporary guarantee program insurance		253,726
TOTAL ASSETS		1,655,845,261
Liabilities:
Payable for investments purchased	$3,403,330
Payable for shares redeemed	1,589,127
Income distribution payable	232,369
Payable for Directors'/Trustees' fees	612
Payable for distribution services fee (Note 4)	156,083
Payable for shareholder services fee (Note 4)	182,417
Accrued expenses	116,096
TOTAL LIABILITIES		5,680,034
Net assets for 1,650,043,010 shares outstanding		$1,650,165,227
Net Assets Consist of:
Paid-in capital		$1,650,043,010
Accumulated net realized gain on investments		119,233
Undistributed net investment income		2,984
TOTAL NET ASSETS		$1,650,165,227
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$550,395,754 ÷ 550,341,166 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$225,659,802 ÷ 225,639,321 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$522,470,337 ÷ 522,444,737 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$351,639,334 ÷ 351,617,786 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$11,556,048
Expenses:
Investment adviser fee (Note 4)		$3,222,909
Administrative personnel and services fee (Note 4)		626,150
Custodian fees		30,614
Transfer and dividend disbursing agent fees and expenses		371,204
Directors'/Trustees' fees		7,219
Auditing fees		9,968
Legal fees		4,071
Portfolio accounting fees		91,806
Distribution services fee--Institutional Service Shares (Note 4)		646,080
Distribution services fee--Cash II Shares (Note 4)		313,853
Distribution services fee--Cash Series Shares (Note 4)		785,581
Shareholder services fee--Institutional Service Shares (Note 4)		474,974
Shareholder services fee--Cash II Shares (Note 4)		313,853
Shareholder services fee--Cash Series Shares (Note 4)		327,326
Account administration fee--Institutional Service Shares		97,974
Share registration costs		50,683
Printing and postage		31,371
Insurance premiums		4,235
Miscellaneous		359,152
TOTAL EXPENSES		7,769,023
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,980,128)
Waiver of administrative personnel and services fee (Note 4)	(12,991)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(542,708)
Waiver of distribution services fee--Cash II Shares (Note 4)	(62,770)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(196,395)
Waiver of shareholder services fee--Cash Series Shares (Note 4)	(4,312)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(107,771)
Reduction of custodian fees (Note 5)	(1,933)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,909,008)
Net expenses			4,860,015
Net investment income			6,696,033
Net realized gain on investments			126,904
Change in net assets resulting from operations			$6,822,937

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,696,033	$36,099,896
Net realized gain on investments	126,904	288,578
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,822,937	36,388,474
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,259,462)	(14,625,639)
Cash II Shares	(818,512)	(5,141,620)
Institutional Shares	(3,120,260)	(11,970,033)
Cash Series Shares	(489,700)	(4,367,473)
Distributions from net realized gain on investments
Institutional Service Shares	(95,331)	(36,630)
Cash II Shares	(48,008)	(12,863)
Institutional Shares	(103,026)	(21,397)
Cash Series Shares	(40,666)	(12,269)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,974,965)	(36,187,924)
Share Transactions:
Proceeds from sale of shares	2,461,212,950	5,611,176,007
Net asset value of shares issued to shareholders in payment of distributions declared	5,187,013	27,328,132
Cost of shares redeemed	(2,275,111,849)	(5,474,022,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	191,288,114	164,481,509
Change in net assets	191,136,086	164,682,059
Net Assets:
Beginning of period	1,459,029,141	1,294,347,082
End of period (including undistributed (distributions in excess of) net investment income of $2,984 and $(5,115), respectively)	$1,650,165,227	$1,459,029,141

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,053,337,685	$1,053,337,685	2,702,124,613	$2,702,124,613
Shares issued to shareholders in payment of distributions declared	1,091,558	1,091,558	7,425,490	7,425,490
Shares redeemed	(973,709,107)	(973,709,107)	(2,754,827,814)	(2,754,827,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	80,720,136	$80,720,136	(45,277,711)	$(45,277,711)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	250,772,415	$250,772,415	915,059,298	$915,059,298
Shares issued to shareholders in payment of distributions declared	841,546	841,546	4,962,552	4,962,552
Shares redeemed	(301,887,861)	(301,887,861)	(854,453,978)	(854,453,978)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(50,273,900)	$(50,273,900)	65,567,872	$65,567,872

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	673,753,642	$673,753,642	1,366,237,525	$1,366,237,525
Shares issued to shareholders in payment of distributions declared	2,738,343	2,738,343	10,676,356	10,676,356
Shares redeemed	(669,075,226)	(669,075,226)	(1,245,793,357)	(1,245,793,357)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,416,759	$7,416,759	131,120,524	$131,120,524

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	483,349,208	$483,349,208	627,754,571	$627,754,571
Shares issued to shareholders in payment of distributions declared	515,566	515,566	4,263,734	4,263,734
Shares redeemed	(330,439,655)	(330,439,655)	(618,947,481)	(618,947,481)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	153,425,119	$153,425,119	13,070,824	$13,070,824
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	191,288,114	$191,288,114	164,481,509	$164,481,509

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $1,980,128 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,991 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $801,873 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $356,013 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $107,771 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $4,312 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $865,745,000 and $957,865,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $1,933 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 63.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.9% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.022		0.031		0.028	0.016		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	--		0.000 [1]	--		(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.022		0.031		0.028	0.016		0.006
Less Distributions:
Distributions from net investment income	(0.003)		(0.022)		(0.031)		(0.028)	(0.016)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	--		(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.022)		(0.031)		(0.028)	(0.016)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.27%		2.19%		3.14%		2.79%	1.63	% [3]	0.59%

Ratios to Average Net Assets:
Net expenses	0.68	% [4,5]	0.65	% [5]	0.64%		0.64%	0.63%		0.64%
Net investment income	0.53	% [4]	2.13%		3.07%		2.75%	1.61%		0.57%
Expense waiver/reimbursement [6]	0.17	% [4]	0.18%		0.22%		0.28%	0.30%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$465,770		$444,353		$312,171		$267,413	$266,478		$256,238

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.68% and 0.65% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,002.70	$3.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.42	$3.41

1 Expenses are equal to the Fund's annualized net expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.5%
Municipal Notes	13.7%
Commercial Paper	8.6%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.3%
8-30 Days	0.0%
31-90 Days	10.3%
91-180 Days	4.4%
181 Days or more	6.8%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		North Carolina--96.8%
$1,830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	$1,830,000
3,200,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 1.070%, 5/1/2009	3,200,000
2,400,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	2,400,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S&D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	6,600,000
1,350,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	1,350,000
3,300,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	3,300,000
36,647,000		Charlotte, NC, (Series 2005), 1.25% CP, Mandatory Tender 6/4/2009	36,647,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.60% CP (Wachovia Bank N.A. LOC), Mandatory Tender 5/6/2009	3,443,000
10,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.470%, 5/7/2009	10,000,000
8,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/7/2009	8,000,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.820%, 5/7/2009	2,900,000
560,000		Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.940%, 5/7/2009	560,000
8,300,000		Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	8,300,000
1,651,000		East Spencer, NC, 1.50% BANs, 6/24/2009	1,651,609
2,185,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	2,185,000
1,720,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.620%, 5/7/2009	1,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$580,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 0.620%, 5/7/2009	$580,000
2,080,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,080,000
2,850,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	2,850,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.680%, 5/6/2009	26,000,000
12,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.640%, 5/6/2009	12,300,000
1,125,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.940%, 5/7/2009	1,125,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.750%, 5/6/2009	4,000,000
4,005,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 0.850%, 5/1/2009	4,005,000
3,345,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	3,345,000
4,800,000		Mecklenburg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 5/7/2009	4,800,000
13,325,000		Mecklenburg County, NC, (Series 2006A), 2.00% TOBs, Mandatory Tender 11/5/2009	13,392,685
4,430,000		Mecklenburg County, NC, COP (Series 2009A), 4.00% Bonds, 2/1/2010	4,538,221
700,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.480%, 5/6/2009	700,000
900,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 5/6/2009	900,000
315,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 0.790%, 5/7/2009	315,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	2,400,000
2,545,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 2.020%, 5/7/2009	2,545,000
2,615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	2,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 5/6/2009	$7,000,000
15,950,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 5/1/2009	15,950,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	8,000,000
2,145,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,145,000
4,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,000,000
2,480,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 0.640%, 5/7/2009	2,480,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,100,000
700,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	700,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	6,675,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 5/7/2009	5,600,000
17,100,000	[3,4]	North Carolina Capital Facilities Finance Agency, ROCs (Series 12072) Weekly VRDNs (Duke University)/(Citigroup Financial Products, Inc. LIQ), 1.190%, 5/7/2009	17,100,000
5,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B) Weekly VRDNs (Duke Energy Corp.)/ (Wachovia Bank N.A. LOC), 0.570%, 5/7/2009	5,500,000
3,780,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.670%, 5/7/2009	3,780,000
5,700,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	5,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$1,920,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	$1,920,000
2,600,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.450%, 5/7/2009	2,600,000
5,810,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 0.830%, 5/7/2009	5,810,000
3,465,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.490%, 5/6/2009	3,465,000
1,295,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	1,295,000
8,010,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.830%, 5/7/2009	8,010,000
5,000,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 3.500%, 5/7/2009	5,000,000
6,700,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 3.200%, 5/7/2009	6,700,000
27,085,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 0.900%, 5/6/2009	27,085,000
7,600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	7,600,000
1,370,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.550%, 5/6/2009	1,370,000
4,000,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.470%, 5/6/2009	4,000,000
3,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	3,000,000
2,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 0.670%, 5/7/2009	2,000,000
4,676,000		O'Neals Water District, NC, (Series 2008), 3.25% BANs, 7/22/2009	4,678,054
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$4,340,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.500%, 5/7/2009	$4,340,000
3,965,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.750%, 5/7/2009	3,965,000
2,500,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.750%, 5/7/2009	2,500,000
15,300,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 1.750%, 5/7/2009	15,300,000
5,725,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LOC), 0.490%, 5/6/2009	5,725,000
10,000,000		Raleigh, NC, Variable Rate COP (Series 2004A), 2.50% TOBs, Mandatory Tender 1/20/2010	10,131,637
5,065,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore), 0.750%, 5/1/2009	5,065,000
955,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.130%, 5/7/2009	955,000
5,000,000		Trinity, NC, 2.25% BANs, 6/3/2009	5,001,335
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	10,000,000
2,425,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 5/7/2009	2,425,000
3,430,000		Union County, NC, GO Refunding Bonds (Series 2009B), 2.50% Bonds, 3/1/2010	3,481,111
3,100,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.640%, 5/7/2009	3,100,000
13,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.620%, 5/7/2009	13,000,000
10,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	10,080,978
670,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	670,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	1,000,000
		TOTAL	450,580,630
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--3.0%
$10,500,000		Commonwealth of Puerto Rico, (Series 2009 A2), 3.00% TRANs (BNP Paribas SA LOC), 7/30/2009	$10,535,755
3,500,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.560%, 5/7/2009	3,500,000
		TOTAL	14,035,755
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	464,616,385
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	1,153,656
		TOTAL NET ASSETS--100%	$465,770,041

Securities that are subject to the federal alternative minimum tax (AMT) represent 37.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.4%	0.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $29,300,000, which represented 6.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $29,300,000, which represented 6.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	464,616,385
Level 3--Significant Unobservable Inputs	--
TOTAL	$464,616,385

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COP	--Certificate of Participation
CP	--Commercial Paper
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$464,616,385
Cash		145,322
Income receivable		1,079,321
Receivable for shares sold		65,130
Prepaid temporary guarantee program insurance		56,672
TOTAL ASSETS		465,962,830
Liabilities:
Payable for shares redeemed	$63,914
Income distribution payable	30,618
Payable for portfolio accounting fees	14,367
Payable for shareholder services fee (Note 4)	79,028
Accrued expenses	4,862
TOTAL LIABILITIES		192,789
Net assets for 465,652,498 shares outstanding		$465,770,041
Net Assets Consist of:
Paid-in capital		$465,652,321
Accumulated net realized gain on investments		117,382
Undistributed net investment income		338
TOTAL NET ASSETS		$465,770,041
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$465,770,041 ÷ 465,652,498 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$2,872,670
Expenses:
Investment adviser fee (Note 4)		$951,793
Administrative personnel and services fee (Note 4)		184,914
Custodian fees		8,687
Transfer and dividend disbursing agent fees and expenses		92,300
Directors'/Trustees' fees		1,829
Auditing fees		9,174
Legal fees		4,680
Portfolio accounting fees		44,453
Shareholder services fee (Note 4)		465,206
Account administration fee		129,664
Share registration costs		27,223
Printing and postage		8,771
Insurance premiums		2,667
Miscellaneous		80,277
TOTAL EXPENSES		2,011,638
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(392,804)
Waiver of administrative personnel and services fee (Note 4)	(3,836)
Reduction of custodian fees (Note 5)	(388)
TOTAL WAIVERS AND REDUCTION		(397,028)
Net expenses			1,614,610
Net investment income			1,258,060
Net realized gain on investments			119,250
Change in net assets resulting from operations			$1,377,310

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,258,060	$8,312,311
Net realized gain on investments	119,250	22,728
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,377,310	8,335,039
Distributions to Shareholders:
Distributions from net investment income	(1,256,266)	(8,313,636)
Distributions from net realized gain on investments	(24,596)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,280,862)	(8,313,636)
Share Transactions:
Proceeds from sale of shares	471,197,514	1,177,211,086
Net asset value of shares issued to shareholders in payment of distributions declared	955,439	6,143,251
Cost of shares redeemed	(450,832,547)	(1,051,193,342)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,320,406	132,160,995
Change in net assets	21,416,854	132,182,398
Net Assets:
Beginning of period	444,353,187	312,170,789
End of period (including undistributed (distributions in excess of) net investment income of $338 and $(1,456), respectively)	$465,770,041	$444,353,187

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008
Shares sold	471,197,514	1,177,211,086
Shares issued to shareholders in payment of distributions declared	955,439	6,143,251
Shares redeemed	(450,832,547)	(1,051,193,342)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	21,320,406	132,160,995

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $392,804 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,836 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $135 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $284,780,000 and $301,819,999, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $388 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 64.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.6% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

NORTH CAROLINA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.024		0.032		0.029	0.018	0.008
Net realized gain on investments	--		0.000	[1]	--		0.000 [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.024		0.032		0.029	0.018	0.008
Less Distributions:
Distributions from net investment income	(0.005)		(0.024)		(0.032)		(0.029)	(0.018)	(0.008)
Distributions from net realized gain on investments	(0.000	) [1]	--		(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.005)		(0.024)		(0.032)		(0.029)	(0.018)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.53%		2.43%		3.30%		2.96%	1.83%	0.79%

Ratios to Average Net Assets:
Net expenses	0.54	% [3,4]	0.51	% [4]	0.51%		0.50%	0.50%	0.50%
Net investment income	1.04	% [3]	2.35%		3.24%		2.93%	1.76%	0.78%
Expense waiver/reimbursement [5]	0.05	% [3]	0.07%		0.07%		0.22%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,410		$192,648		$112,457		$154,496	$115,029	$146,091

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.022		0.030		0.027	0.016	0.006
Net realized gain on investments	--		0.000	[1]	--		0.000 [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.022		0.030		0.027	0.016	0.006
Less Distributions:
Distributions from net investment income	(0.004)		(0.022)		(0.030)		(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	--		(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.004)		(0.022)		(0.030)		(0.027)	(0.016)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.23%		3.09%		2.75%	1.62%	0.59%

Ratios to Average Net Assets:
Net expenses	0.74	% [3,4]	0.71	% [4]	0.71%		0.70%	0.70%	0.70%
Net investment income	0.83	% [3]	2.16%		3.04%		2.71%	1.58%	0.58%
Expense waiver/reimbursement [5]	0.10	% [3]	0.11%		0.12%		0.15%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$170,409		$95,151		$102,504		$101,934	$102,674	$122,206
1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.71% for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.019		0.027		0.024	0.013	0.003
Net realized gain on investments	--		0.000	[1]	--		0.000 [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.019		0.027		0.024	0.013	0.003
Less Distributions:
Distributions from net investment income	(0.003)		(0.019)		(0.027)		(0.024)	(0.013)	(0.003)
Distributions from net realized gain on investments	(0.000	) [1]	--		(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.003)		(0.019)		(0.027)		(0.024)	(0.013)	(0.003)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.29%		1.92%		2.78%		2.44%	1.32%	0.29%

Ratios to Average Net Assets:
Net expenses	1.04	% [3,4]	1.01	% [4]	1.00%		1.00%	1.00%	1.00%
Net investment income	0.55	% [3]	1.87%		2.74%		2.39%	1.39%	0.27%
Expense waiver/reimbursement [5]	0.10	% [3]	0.12%		0.12%		0.15%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,973		$85,516		$61,159		$48,387	$47,936	$28,592

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04% and 1.01% for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.30	$2.68
Institutional Service Shares	$1,000	$1,004.30	$3.68
Cash II Series	$1,000	$1,002.90	$5.16
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.12	$2.71
Institutional Service Shares	$1,000	$1,021.12	$3.71
Cash II Series	$1,000	$1,019.64	$5.21

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.54%
Institutional Service Shares	0.74%
Cash II Series	1.04%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	66.1%
Municipal Notes	27.5%
Commercial Paper	5.9%
Other Assets and Liabilities - Net [2]	0.5%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.1%
8-30 Days	11.1%
31-90 Days	4.2%
91-180 Days	6.5%
181 Days or more	11.6%
Other Assets and Liabilities - Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		Ohio--99.5%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.650%, 5/7/2009	$1,175,000
15,430,000		Akron-Canton, OH Regional Airport Authority, (Series 2007) Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 2.700%, 5/7/2009	15,430,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	4,900,000
9,000,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.450%, 5/1/2009	9,000,000
2,445,000		Ashtabula County, OH, 2.15% BANs, 5/28/2009	2,445,000
1,500,000		Athens, OH, 2.50% BANs, 7/9/2009	1,500,970
19,510,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.560%, 5/7/2009	19,510,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	1,925,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 0.520%, 5/7/2009	2,750,000
2,025,000		Clinton Massie, OH LSD, 3.125% BANs, 11/18/2009	2,030,698
1,600,000		Clyde, OH, 3.10% BANs, 5/12/2009	1,600,216
1,710,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 1.900%, 5/7/2009	1,710,000
22,216,197	[3,4]	Columbus, OH Regional Airport Authority, Red Stone (Series 2009A) Weekly VRDNs (Midwest Real Estate Services LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	22,216,197
2,225,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 0.480%, 5/7/2009	2,225,000
365,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 1.400%, 5/7/2009	365,000
13,585,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 1.250%, 5/1/2009	13,585,000
1,585,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 5/7/2009	1,585,000
3,280,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.980%, 5/7/2009	3,280,000
520,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 1.700%, 5/6/2009	520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.600%, 5/6/2009	$8,300,000
6,880,000		Fairborn, OH, 2.50% BANs, 5/20/2009	6,881,576
1,368,000		Fairview Park, OH School District, 2.75% BANs, 11/13/2009	1,371,585
1,450,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.650%, 5/7/2009	1,450,000
1,950,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 5/7/2009	1,950,000
3,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 5/7/2009	3,000,000
4,000,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 5/7/2009	4,000,000
795,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.030%, 5/7/2009	795,000
640,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.300%, 5/1/2009	640,000
1,330,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.900%, 5/1/2009	1,330,000
3,000,000		Fremont, OH CSD, 2.75% BANs, 9/23/2009	3,008,795
2,170,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 0.590%, 5/7/2009	2,170,000
4,865,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	4,865,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.750%, 5/7/2009	395,000
5,000,000		Huber Heights, OH CSD, 2.00% BANs, 8/18/2009	5,012,707
525,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 1.250%, 5/6/2009	525,000
5,525,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 1.200%, 5/7/2009	5,525,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.050%, 5/7/2009	2,665,000
4,771,000		Lakewood, OH, 3.00% BANs, 4/15/2010	4,831,581
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$6,400,000		Lima, OH City Sewer District, 3.625% BANs, 7/29/2009	$6,413,563
5,935,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 1.230%, 5/7/2009	5,935,000
2,500,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.490%, 5/7/2009	2,500,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 5/7/2009	8,305,000
845,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 1.400%, 5/7/2009	845,000
3,000,000		Louisville Ohio City School District, 3.20% BANs, 9/30/2009	3,008,571
5,940,000		Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.480%, 5/7/2009	5,940,000
800,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.570%, 5/6/2009	800,000
1,635,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.900%, 5/7/2009	1,635,000
7,000,000		Lucas County, OH, 3.00% BANs, 7/30/2009	7,022,059
4,000,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 1.000%, 5/7/2009	4,000,000
1,210,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 1.130%, 5/7/2009	1,210,000
4,500,000		Mahoning County, OH, 4.45% BANs, 11/24/2009	4,520,901
4,500,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	4,520,327
4,900,000		Maple Heights, OH, 2.60% BANs, 7/1/2009	4,901,995
2,000,000		Massillon, OH City School District, 2.60% BANs, 7/29/2009	2,003,350
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.830%, 5/6/2009	7,400,000
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 1.600%, 5/7/2009	6,250,000
645,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 1.900%, 5/6/2009	645,000
2,570,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 1.630%, 5/7/2009	2,570,000
2,500,000		Mercer County, OH, 2.75% BANs, 3/9/2010	2,510,436
2,275,000		Miami East LSD, OH, 3.25% BANs, 7/16/2009	2,278,534
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.640%, 5/7/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,224,000		Monroeville Village, OH, 2.35% BANs, 8/26/2009	$1,224,957
3,500,000		Monroe, OH, 2.75% BANs, 3/11/2010	3,514,704
2,400,000		Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.480%, 5/6/2009	2,400,000
2,900,000		Montgomery County, OH, (Series 2008A), 4.00% Bonds (Miami Valley Hospital), 11/15/2009	2,911,500
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.730%, 5/7/2009	1,400,000
28,830,000		Montgomery County, OH, (Series 2008B), 0.85% CP (Miami Valley Hospital), Mandatory Tender 5/13/2009	28,830,000
10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.230%, 5/7/2009	10,165,000
2,945,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.230%, 5/7/2009	2,945,000
1,350,000		North College Hill, OH City School District, 2.75% BANs, 1/19/2010	1,359,559
1,605,000		North Olmsted, OH, 2.00% BANs, 4/1/2010	1,610,067
5,000,000		North Royalton, OH, 1.70% BANs, 2/24/2010	5,020,207
8,000,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 0.510%, 5/6/2009	8,000,000
20,000,000		Ohio State Higher Educational Facilities, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 3.250%, 5/6/2009	20,000,000
1,000,000		Ohio State Infrastructure Authority, (Series 2007-1), 4.00% Bonds, 6/15/2009	1,002,175
3,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.450%, 5/6/2009	3,000,000
12,150,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.500%, 5/7/2009	12,150,000
1,575,000		Olmsted Falls, OH City School District, 2.75% BANs, 1/14/2010	1,583,183
5,000,000		Ottawa & Glandorf, OH LSD, 2.50% BANs, 3/18/2010	5,021,518
2,307,000		Painesville, OH, 2.05% BANs, 3/15/2010	2,315,888
13,135,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.660%, 5/7/2009	13,135,000
875,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.430%, 5/6/2009	875,000
7,280,000		Richland County, OH, 3.50% BANs, 1/12/2010	7,317,222
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,305,000		Rossford, OH, 3.00% BANs, 6/5/2009	$2,306,947
4,910,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 0.830%, 5/7/2009	4,910,000
345,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.030%, 5/7/2009	345,000
570,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.970%, 5/6/2009	570,000
2,740,000		Strongsville, OH, (Series 2), 3.25% BANs, 5/14/2009	2,740,436
2,360,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 1.050%, 5/7/2009	2,360,000
835,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.030%, 5/7/2009	835,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 1.900%, 5/6/2009	1,985,000
2,755,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 1.050%, 5/7/2009	2,755,000
460,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 1.400%, 5/7/2009	460,000
1,245,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 1.050%, 5/7/2009	1,245,000
1,590,000		Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 1.780%, 5/7/2009	1,590,000
5,795,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	5,795,000
1,800,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	1,800,000
1,905,000		Trotwood, OH, 3.00% BANs, 3/18/2010	1,913,159
7,205,000		Trumbull County, OH Sewer District, (Series A), 2.75% BANs, 9/30/2009	7,227,076
575,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 2.380%, 5/7/2009	575,000
4,585,000		Village of South Lebanon, OH, (Series 2003A) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(Huntington National Bank, Columbus, OH LOC), 2.700%, 5/7/2009	4,585,000
1,085,000		Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 1.450%, 5/7/2009	1,085,000
3,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	3,000,563
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,722,000		Warrensville Heights, OH, 2.85% BANs, 9/17/2009	$1,727,463
2,352,000		Warrensville Heights, OH, 3.00% BANs, 2/3/2010	2,369,550
3,591,170		Waterville Village, OH, 2.875% BANs, 8/6/2009	3,597,467
2,500,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 3.250%, 5/7/2009	2,500,000
8,800,000		Whitehall, OH City School District, 2.50% BANs, 5/13/2009	8,802,911
15,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	15,000,000
2,010,000		Woodlawn, OH, 3.625% BANs, 11/25/2009	2,014,158
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	486,559,771
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	2,233,298
		TOTAL NET ASSETS --100%	$488,793,069

Securities that are subject to the federal alternative minimum tax (AMT) represent 32.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.6%	4.4%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $37,216,197, which represented 7.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $37,216,197, which represented 7.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	486,559,771
Level 3--Significant Unobservable Inputs	--
TOTAL	$486,559,771

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GNMA	--Government National Mortgage Association
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LSD	--Local School District
MFH	--Multi-Family Housing
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$486,559,771
Cash		307,234
Income receivable		2,211,293
Receivable for shares sold		292
Prepaid temporary guarantee program insurance		55,580
TOTAL ASSETS		489,134,170
Liabilities:
Payable for shares redeemed	$299
Income distribution payable	264,875
Payable for Directors'/Trustees' fees	142
Payable for distribution services fee (Note 4)	18,239
Payable for shareholder services fee (Note 4)	47,562
Accrued expenses	9,984
TOTAL LIABILITIES		341,101
Net assets for 488,798,935 shares outstanding		$488,793,069
Net Assets Consist of:
Paid-in capital		$488,796,147
Accumulated net realized loss on investments		(2,973)
Distributions in excess of net investment income		(105)
TOTAL NET ASSETS		$488,793,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$230,410,456 ÷ 230,415,504 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$170,409,244 ÷ 170,406,225 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$87,973,369 ÷ 87,977,206 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$3,566,144
Expenses:
Investment adviser fee (Note 4)		$905,038
Administrative personnel and services fee (Note 4)		175,804
Custodian fees		8,867
Transfer and dividend disbursing agent fees and expenses		50,272
Directors'/Trustees' fees		1,373
Auditing fees		9,174
Legal fees		4,164
Portfolio accounting fees		54,738
Distribution services fee--Cash II Shares (Note 4)		144,573
Shareholder services fee--Institutional Service Shares (Note 4)		132,617
Shareholder services fee--Cash II Shares (Note 4)		117,877
Account administration fee--Institutional Service Shares		33,219
Account administration fee--Cash II Shares		2,601
Share registration costs		39,177
Printing and postage		12,669
Insurance premiums		2,637
Miscellaneous		79,221
TOTAL EXPENSES		1,774,021
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(118,416)
Waiver of administrative personnel and services fee (Note 4)	(3,620)
Waiver of distribution services fee--Cash II Shares (Note 4)	(24,096)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(32,265)
Reduction of custodian fees (Note 5)	(1,497)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(179,894)
Net expenses			1,594,127
Net investment income			$1,972,017

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,972,017	$7,988,630
Net realized gain on investments	--	50,938
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,972,017	8,039,568
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,156,303)	(3,943,283)
Institutional Service Shares	(550,661)	(2,502,490)
Cash II Shares	(265,328)	(1,542,440)
Distributions from net realized gain on investments
Institutional Shares	(27,049)	--
Institutional Service Shares	(14,544)	--
Cash II Shares	(12,318)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,026,203)	(7,988,213)
Share Transactions:
Proceeds from sale of shares	532,844,091	997,085,251
Net asset value of shares issued to shareholders in payment of distributions declared	447,282	2,709,039
Cost of shares redeemed	(417,758,704)	(902,650,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	115,532,669	97,143,558
Change in net assets	115,478,483	97,194,913
Net Assets:
Beginning of period	373,314,586	276,119,673
End of period (including undistributed (distributions in excess of) net investment income of $(105) and $170, respectively)	$488,793,069	$373,314,586

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	172,924,098	$172,924,098	391,059,142	$391,059,142
Shares issued to shareholders in payment of distributions declared	34,338	34,338	173,395	173,395
Shares redeemed	(135,167,762)	(135,167,762)	(311,059,810)	(311,059,810)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	37,790,674	$37,790,674	80,172,727	$80,172,727

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	214,252,456	$214,252,456	277,242,039	$277,242,039
Shares issued to shareholders in payment of distributions declared	139,478	139,478	1,008,951	1,008,951
Shares redeemed	(139,120,009)	(139,120,009)	(285,623,126)	(285,623,126)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	75,271,925	$75,271,925	(7,372,136)	$(7,372,136)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	145,667,537	$145,667,537	328,784,070	$328,784,070
Shares issued to shareholders in payment of distributions declared	273,466	273,466	1,526,693	1,526,693
Shares redeemed	(143,470,933)	(143,470,933)	(305,967,796)	(305,967,796)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	2,470,070	$2,470,070	24,342,967	$24,342,967
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,532,669	$115,532,669	97,143,558	$97,143,558

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $118,416 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,620 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $24,096 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $96,413 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $32,265 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $232,995,000 and $287,375,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $1,497 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 61.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.9% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

OHIO MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

2052903 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.024		0.033		0.029		0.018	0.008
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.024		0.033		0.029		0.018	0.008
Less Distributions:
Distributions from net investment income	(0.004)		(0.024)		(0.033)		(0.029)		(0.018)	(0.008)
Distributions from net realized gain on investments	(0.000	) [1]	--		--		--		--	--
TOTAL DISTRIBUTIONS	(0.004)		(0.024)		(0.033)		(0.029)		(0.018)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.45%		2.39%		3.33%		2.99%		1.85%	0.82%

Ratios to Average Net Assets:
Net expenses	0.50	% [3,4]	0.46	% [4]	0.45%		0.45%		0.45%	0.45%
Net investment income	0.91	% [3]	2.30%		3.28%		2.94%		1.82%	0.82%
Expense waiver/reimbursement [5]	0.08	% [3]	0.09%		0.14%		0.34%		0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$242,779		$298,434		$164,580		$175,892		$161,978	$162,928

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.50% and 0.46% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.022		0.031		0.027		0.016	0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.022		0.031		0.027		0.016	0.006
Less Distributions:
Distributions from net investment income	(0.003)		(0.022)		(0.031)		(0.027)		(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	--		--		--		--	--
TOTAL DISTRIBUTIONS	(0.003)		(0.022)		(0.031)		(0.027)		(0.016)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.35%		2.19%		3.13%		2.78%		1.65%	0.62%

Ratios to Average Net Assets:
Net expenses	0.70	% [3,4]	0.66	% [4]	0.65%		0.65%		0.65%	0.65%
Net investment income	0.70	% [3]	2.16%		3.08%		2.74%		1.66%	0.62%
Expense waiver/reimbursement [5]	0.13	% [3]	0.14%		0.19%		0.26%		0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$456,977		$431,784		$254,683		$279,029		$290,268	$244,670

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.70% and 0.66% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.018		0.027		0.023		0.012	0.002
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.018		0.027		0.023		0.012	0.002
Less Distributions:
Distributions from net investment income	(0.002)		(0.018)		(0.027)		(0.023)		(0.012)	(0.002)
Distributions from net realized gain on investments	(0.000	) [1]	--		--		--		--	--
TOTAL DISTRIBUTIONS	(0.002)		(0.018)		(0.027)		(0.023)		(0.012)	(0.002)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.16%		1.78%		2.72%		2.37%		1.24%	0.22%

Ratios to Average Net Assets:
Net expenses	1.08	% [3,4]	1.06	% [4]	1.05%		1.05%		1.05%	1.05%
Net investment income	0.32	% [3]	1.76%		2.69%		2.34%		1.20%	0.21%
Expense waiver/reimbursement [5]	0.15	% [3]	0.14%		0.19%		0.26%		0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,275		$82,431		$35,531		$22,816		$26,394	$48,610

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.08% and 1.06% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.50	$2.49
Institutional Service Shares	$1,000	$1,003.50	$3.48
Cash Series Shares	$1,000	$1,001.60	$5.36
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.51
Institutional Service Shares	$1,000	$1,021.32	$3.51
Cash Series Shares	$1,000	$1,019.44	$5.41

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Institutional Service Shares	0.70%
Cash Series Shares	1.08%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.0%
Municipal Notes	17.9%
Commercial Paper	1.9%
Other Assets and Liabilities - Net [2]	(1.8)%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.1%
8-30 Days	3.6%
31-90 Days	3.4%
91-180 Days	4.1%
181 Days or more	9.6%
Other Assets and Liabilities - Net [2]	(1.8)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.8% [1,2]
		Pennsylvania--98.5%
$1,840,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	$1,840,000
2,010,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/1/2009	2,010,000
2,775,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	2,775,000
875,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.830%, 5/7/2009	875,000
5,835,000		Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	5,835,000
6,750,000		Allegheny County, PA HDA, (Series A of 2000), 2.00% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2009	6,750,000
4,320,000		Allegheny County, PA HDA, (Series A of 2004), 2.05% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2009	4,320,000
15,000,000	[3,4]	Allegheny County, PA HDA, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/7/2009	15,000,000
14,720,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	14,720,000
23,035,000		Allegheny County, PA IDA Health & Housing Facilities, (Series B) Daily VRDNs (Longwood at Oakmont, Inc.)/(National City Bank LIQ)/(National City Bank LOC), 1.000%, 5/1/2009	23,035,000
3,510,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	3,510,000
4,705,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	4,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$7,400,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.530%, 5/6/2009	$7,400,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.580%, 5/6/2009	5,000,000
24,235,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.550%, 5/6/2009	24,235,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 1.200%, 5/6/2009	28,525,000
205,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 0.770%, 5/6/2009	205,000
2,000,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/6/2009	2,000,000
4,070,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 1.150%, 5/7/2009	4,070,000
2,000,000		Bethel Park, PA, (Series 2009), 3.25% TRANs, 12/31/2009	2,003,253
12,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	12,000,000
280,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 1.850%, 5/6/2009	280,000
5,885,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.570%, 5/7/2009	5,885,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.570%, 5/7/2009	2,500,000
4,500,000		Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.500%, 5/7/2009	4,500,000
1,075,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.880%, 5/7/2009	1,075,000
6,550,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 5/7/2009	6,550,000
2,670,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.800%, 5/1/2009	2,670,000
2,750,000		Cheltenham Township, PA, 3.50% TRANs, 12/31/2009	2,763,458
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 1.000%, 5/7/2009	$4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/(Fulton Bank LOC), 0.680%, 5/7/2009	5,500,000
2,540,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.980%, 5/7/2009	2,540,000
10,620,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.100%, 5/6/2009	10,620,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.520%, 5/7/2009	1,500,000
4,995,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.520%, 5/7/2009	4,995,000
13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 0.580%, 5/7/2009	13,145,000
905,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	905,000
2,100,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	2,100,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 5/7/2009	7,845,000
4,320,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.600%, 5/7/2009	4,320,000
35,000,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.000%, 7/1/2009	35,299,090
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 0.950%, 5/6/2009	1,600,000
1,185,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/1/2009	1,185,000
7,790,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/1/2009	7,790,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 0.950%, 5/6/2009	4,645,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$1,120,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.400%, 5/7/2009	$1,120,000
21,165,000	[3,4]	Delaware County, PA Authority, (PT-565) Weekly VRDNs (Mercy Health Corp. of Southeastern PA)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 0.730%, 5/7/2009	21,165,000
4,000,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.620%, 5/6/2009	4,000,000
2,970,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 0.770%, 5/7/2009	2,970,000
18,745,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 5/7/2009	18,745,000
22,500,000		Erie, PA Water Authority, (Series 2006) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 5/7/2009	22,500,000
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 0.770%, 5/7/2009	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 0.770%, 5/7/2009	500,000
2,435,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.880%, 5/7/2009	2,435,000
3,000,000		Governor Mifflin, PA School District, 1.25% BANs, 5/15/2010	3,016,050
6,000,000		Hamburg, PA Area School District VRNs, 2.000%, 7/1/2009	6,052,541
355,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 0.870%, 5/7/2009	355,000
19,995,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.250%, 5/7/2009	19,995,000
1,760,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 5/7/2009	1,760,000
280,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 5/7/2009	280,000
2,360,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 0.770%, 5/7/2009	2,360,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 0.770%, 5/7/2009	$1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 0.770%, 5/7/2009	7,000,000
4,830,000		Lancaster, PA IDA, (Series of 2008) Weekly VRDNs (Lancaster Family YMCA)/(Fulton Bank LOC), 0.720%, 5/7/2009	4,830,000
6,170,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 0.660%, 5/6/2009	6,170,000
4,950,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 0.970%, 5/6/2009	4,950,000
1,985,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	1,985,000
4,500,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 5/7/2009	4,500,000
700,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 0.870%, 5/7/2009	700,000
1,420,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.820%, 5/7/2009	1,420,000
1,000,000		Lower Moreland Township, PA, 3.00% TRANs, 12/31/2009	1,003,267
7,140,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL)/(FHLMC LIQ), 0.910%, 5/7/2009	7,140,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs, (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 1.000%, 5/7/2009	5,000,000
21,660,000		Manheim, PA Central School District, GO LT VRNs, 2.000%, 4/15/2010	21,824,431
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 1.000%, 5/7/2009	4,635,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thueringen LOC), 0.680%, 5/7/2009	16,000,000
1,055,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.880%, 5/6/2009	1,055,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$11,870,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	$11,870,000
2,055,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 0.820%, 5/7/2009	2,055,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 0.770%, 5/7/2009	5,000,000
400,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 1.000%, 5/7/2009	400,000
200,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 1.230%, 5/7/2009	200,000
1,900,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.720%, 5/6/2009	1,900,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.830%, 5/7/2009	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 5/1/2009	11,000,000
8,500,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (PSEG Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 5/6/2009	8,500,000
6,500,000		Pennsylvania EDFA, (Series 2009A), 0.90% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 7/1/2009	6,500,000
6,500,000		Pennsylvania EDFA, (Series 2009B), 1.25% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2009	6,500,000
3,810,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.580%, 5/6/2009	3,810,000
10,000,000		Pennsylvania HFA, (Series 2005-90C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.600%, 5/6/2009	10,000,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	3,860,000
6,915,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	6,915,000
1,015,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.740%, 5/7/2009	1,015,000
17,750,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/7/2009	17,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 3.250%, 5/7/2009	$2,800,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	100,000
1,680,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1), 2.65% TOBs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/1/2009	1,680,000
2,300,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 2.05% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Optional Tender 5/1/2009	2,300,000
1,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	1,900,000
2,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.750%, 5/7/2009	2,900,000
5,335,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/7/2009	5,335,000
25,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.530%, 5/6/2009	25,000,000
100,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.480%, 5/7/2009	100,000
6,600,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	6,600,000
15,000,000		Philadelphia, PA Gas Works, (Series E), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 5/15/2009	15,000,000
900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 0.400%, 5/1/2009	900,000
5,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	5,000,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.100%, 5/6/2009	$785,000
7,805,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.060%, 5/7/2009	7,805,000
3,435,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	3,435,000
6,200,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 5/1/2009	6,200,000
2,890,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	2,890,000
3,900,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/7/2009	3,900,000
12,675,000	[3,4]	State Public School Building Authority, PA, ROCs (Series 11268) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Citibank N.A., New York LIQ), 1.720%, 5/7/2009	12,675,000
4,959,000		Stroudsburg, PA Area School District, 3.25% TRANs, 6/30/2009	4,968,580
5,690,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.510%, 5/7/2009	5,690,000
6,460,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.600%, 5/7/2009	6,460,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	2,500,000
1,900,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.480%, 5/7/2009	1,900,000
8,000,000		William Penn School District, PA, 3.00% TRANs, 6/30/2009	8,013,153
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.750%, 5/7/2009	2,965,000
2,420,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.770%, 5/1/2009	2,420,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 1.000%, 5/7/2009	2,500,000
		TOTAL	757,763,823
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--3.3%
$25,000,000		Commonwealth of Puerto Rico, (Series 2009 A3), 3.00% TRANs (Banco Bilbao Vizcaya Argentaria SA LOC), 7/30/2009	$25,082,675
		TOTAL MUNICIPAL INVESTMENTS--101.8% (AT AMORTIZED COST) [5]	782,846,498
		OTHER ASSETS AND LIABILITIES - NET--(1.8)% [6]	(13,815,687)
		TOTAL NET ASSETS--100%	$769,030,811

Securities that are subject to the federal alternative minimum tax (AMT) represent 23.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.7%	1.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $114,775,000, which represented 14.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $114,775,000, which represented 14.9% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	782,846,498
Level 3--Significant Unobservable Inputs	--
TOTAL	$782,846,498

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$782,846,498
Cash		4,336,144
Income receivable		1,823,157
Receivable for shares sold		507,589
Prepaid temporary guarantee program insurance		114,893
TOTAL ASSETS		789,628,281
Liabilities:
Payable for investments purchased	$20,199,939
Payable for shares redeemed	3,197
Income distribution payable	271,552
Payable for distribution services fee (Note 4)	20,261
Payable for shareholder services fee (Note 4)	85,172
Accrued expenses	17,349
TOTAL LIABILITIES		20,597,470
Net assets for 769,052,488 shares outstanding		$769,030,811
Net Assets Consist of:
Paid-in capital		$769,052,425
Accumulated net realized loss on investments		(4,773)
Distributions in excess of net investment income		(16,841)
TOTAL NET ASSETS		$769,030,811
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$242,778,859 ÷ 242,776,996 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$456,977,359 ÷ 456,990,692 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$69,274,593 ÷ 69,284,800 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$5,479,375
Expenses:
Investment adviser fee (Note 4)		$1,566,066
Administrative personnel and services fee (Note 4)		304,288
Custodian fees		13,984
Transfer and dividend disbursing agent fees and expenses		95,221
Directors'/Trustees' fees		2,803
Auditing fees		9,174
Legal fees		5,088
Portfolio accounting fees		66,200
Distribution services fee--Cash Series Shares (Note 4)		157,704
Shareholder services fee--Institutional Service Shares (Note 4)		404,711
Shareholder services fee--Cash Series Shares (Note 4)		97,868
Account administration fee--Institutional Service Shares		134,092
Account administration fee--Cash Series Shares		696
Share registration costs		40,749
Printing and postage		15,606
Insurance premiums		3,047
Temporary guarantee program insurance (Note 2)		161,517
Miscellaneous		1,287
TOTAL EXPENSES		3,080,101
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(334,435)
Waiver of administrative personnel and services fee (Note 4)	(6,344)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(19,713)
Waiver of shareholder services fee--Cash Series Shares (Note 4)	(5,948)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(104,614)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(1,128)
Reduction of custodian fees (Note 5)	(340)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(472,522)
Net expenses			2,607,579
Net investment income			2,871,796
Net realized gain on investments			3,172
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$2,874,968

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,871,796	$14,007,644
Net realized gain on investments	3,172	172,949
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,874,968	14,180,593
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,234,747)	(5,454,552)
Institutional Service Shares	(1,513,638)	(7,638,842)
Cash Series Shares	(126,932)	(927,128)
Distributions from net realized gain on investments
Institutional Shares	(6,066)	--
Institutional Service Shares	(8,584)	--
Cash Series Shares	(1,621)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,891,588)	(14,020,522)
Share Transactions:
Proceeds from sale of shares	964,671,152	2,181,886,607
Net asset value of shares issued to shareholders in payment of distributions declared	735,314	4,246,048
Cost of shares redeemed	(1,009,007,325)	(1,828,438,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,600,859)	357,693,933
Change in net assets	(43,617,479)	357,854,004
Net Assets:
Beginning of period	812,648,290	454,794,286
End of period (including distributions in excess of net investment income of $(16,841) and $(13,320), respectively)	$769,030,811	$812,648,290

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings.

The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	330,374,458	$330,374,458	770,132,873	$770,132,873
Shares issued to shareholders in payment of distributions declared	47,775	47,775	942,668	942,668
Shares redeemed	(386,069,451)	(386,069,451)	(637,285,122)	(637,285,122)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(55,647,218)	$(55,647,218)	133,790,419	$133,790,419

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	529,591,055	$529,591,055	1,149,136,597	$1,149,136,597
Shares issued to shareholders in payment of distributions declared	562,911	562,911	2,385,075	2,385,075
Shares redeemed	(504,952,820)	(504,952,820)	(974,506,421)	(974,506,421)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	25,201,146	$25,201,146	177,015,251	$177,015,251

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	104,705,639	$104,705,639	262,617,137	$262,617,137
Shares issued to shareholders in payment of distributions declared	124,628	124,628	918,305	918,305
Shares redeemed	(117,985,054)	(117,985,054)	(216,647,179)	(216,647,179)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,154,787)	$(13,154,787)	46,888,263	$46,888,263
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(43,600,859)	$(43,600,859)	357,693,933	$357,693,933

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $334,435 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,344 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $19,713 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $99,813 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $105,742 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $5,948 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $331,965,000 and $511,420,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $340 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 80.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.3% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

PENNSYLVANIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N534
Cusip 60934N542

52405 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.023		0.032		0.029	0.018		0.007
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	--		0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.023		0.032		0.029	0.018		0.007
Less Distributions:
Distributions from net investment income	(0.003)		(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.003)		(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	0.37%		2.31%		3.26%		2.92%	1.78	% [3]	0.72%

Ratios to Average Net Assets:
Net expenses	0.54	% [4,5]	0.50	% [5]	0.49%		0.49%	0.49%		0.49%
Net investment income	0.65	% [4]	2.40%		3.21%		2.95%	1.77%		0.72%
Expense waiver/reimbursement [6]	0.11	% [4]	0.10%		0.09%		0.20%	0.34%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,770		$76,420		$150,059		$162,417	$71,727		$65,174

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.50% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.021		0.031		0.027	0.016	0.006
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.000 [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.021		0.031		0.027	0.016	0.006
Less Distributions:
Distributions from net investment income	(0.003)		(0.021)		(0.031)		(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.003)		(0.021)		(0.031)		(0.027)	(0.016)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.29%		2.15%		3.10%		2.76%	1.62%	0.57%

Ratios to Average Net Assets:
Net expenses	0.69	% [3,4]	0.65	% [4]	0.64%		0.64%	0.64%	0.64%
Net investment income	0.51	% [3]	2.11%		3.06%		2.70%	1.60%	0.57%
Expense waiver/reimbursement [5]	0.21	% [3]	0.20%		0.18%		0.21%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$309,828		$333,048		$324,268		$280,574	$387,197	$395,836

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.69% and 0.65% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2009		2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.018		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.001		0.018		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.001)		(0.018)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.001)		(0.018)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.14%		1.79%		2.73%		2.39%	1.10%

Ratios to Average Net Assets:
Net expenses	0.98	% [4,5]	1.01	% [5]	1.00%		1.00%	1.00	% [4]
Net investment income	0.21	% [4]	1.75%		2.70%		2.36%	1.52	% [4]
Expense waiver/reimbursement [6]	0.51	% [4]	0.44%		0.43%		0.45%	0.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$140,715		$179,000		$114,538		$99,737	$108,807

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98% and 1.01% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,003.70	$2.68
Institutional Service Shares	$1,000	$1,002.90	$3.43
Cash Series Shares	$1,000	$1,001.40	$4.86
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.12	$2.71
Institutional Service Shares	$1,000	$1,021.37	$3.46
Cash Series Shares	$1,000	$1,019.93	$4.91

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.54%
Institutional Service Shares	0.69%
Cash Series Shares	0.98%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	68.2%
Municipal Notes	18.2%
Commercial Paper	13.5%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At April 30, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.2%
8-30 Days	4.3%
31-90 Days	7.6%
91-180 Days	8.8%
181 Days or more	11.0%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9% [1,2]
		Virginia--97.5%
$6,100,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 1.500%, 5/6/2009	$6,100,000
3,590,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 1.750%, 5/6/2009	3,590,000
2,400,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	2,400,000
2,115,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,115,000
3,725,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank N.A., New York LOC), 0.510%, 5/5/2009	3,725,000
1,410,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 1.750%, 5/6/2009	1,410,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 0.900%, 5/7/2009	8,000,000
8,700,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.500%, 5/7/2009	8,700,000
4,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.470%, 5/7/2009	4,000,000
17,835,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	17,835,000
715,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.130%, 5/7/2009	715,000
2,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/7/2009	2,000,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.900%, 5/6/2009	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.830%, 5/7/2009	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.450%, 5/7/2009	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	4,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,795,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 0.770%, 5/6/2009	$4,795,000
1,830,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 1.450%, 5/6/2009	1,830,000
7,540,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/1/2009	7,540,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.350%, 5/6/2009	2,900,000
35,000,000		Fairfax County, VA IDA, (Series 2009B-2), 0.55% TOBs (Inova Health System), Mandatory Tender 4/12/2010	35,000,000
17,805,000		Fairfax County, VA Redevelopment and Housing Authority, (Series 2008B), 4.00% BANs (Fairfax County, VA), 10/1/2009	17,917,847
2,780,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank N.A., New York LOC), 0.500%, 5/6/2009	2,780,000
2,200,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.550%, 5/7/2009	2,200,000
4,600,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.430%, 5/7/2009	4,600,000
5,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.25% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2009	5,300,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	4,880,000
6,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.540%, 5/6/2009	6,400,000
5,000,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.400%, 5/6/2009	5,000,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,500,000
3,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.680%, 5/7/2009	3,000,000
1,450,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 1.500%, 5/6/2009	1,450,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,855,000
3,085,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 0.700%, 5/6/2009	3,085,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$1,050,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	$1,050,000
11,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 3.200%, 5/6/2009	11,400,000
21,200,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.690%, 5/6/2009	21,200,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.550%, 5/7/2009	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 5/7/2009	11,040,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	8,655,000
6,500,000		Loudoun County, VA, (Series 1998) Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	6,500,000
4,350,000		Lynchburg, VA IDA, (Series 2004 E) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.500%, 5/7/2009	4,350,000
1,000,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	10,000,000
23,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 0.70% CP (Bank of America N.A. LOC), Mandatory Tender 5/12/2009	23,500,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/7/2009	5,000,000
4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/7/2009	4,000,000
2,450,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 1.750%, 5/6/2009	2,450,000
1,790,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 1.500%, 5/6/2009	1,790,000
4,000,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 1.850%, 5/7/2009	4,000,000
6,425,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 1.750%, 5/6/2009	6,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$10,805,000	[3,4]	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.520%, 5/7/2009	$10,805,000
6,000,000		Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.270%, 5/6/2009	6,000,000
34,500,000		Norfolk, VA IDA, 0.60% CP (Sentara Health Systems Obligation Group), Mandatory Tender 6/11/2009	34,500,000
5,000,000		Norfolk, VA, (Series C), 5.00% Bonds, 4/1/2010	5,189,206
1,025,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.790%, 5/7/2009	1,025,000
5,400,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.650%, 5/7/2009	5,400,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.650%, 5/7/2009	3,000,000
5,215,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 1.750%, 5/6/2009	5,215,000
4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	4,500,000
2,350,000		Prince William County, VA, 2.50% Bonds, 8/1/2009	2,353,796
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.850%, 5/7/2009	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.970%, 5/7/2009	4,875,000
3,720,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 1.750%, 5/6/2009	3,720,000
1,745,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 1.750%, 5/6/2009	1,745,000
2,995,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 5/1/2009	2,995,000
8,000,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.200%, 5/1/2009	8,000,000
1,785,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	1,785,000
20,000,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2009	20,000,000
2,880,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	2,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,395,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	$3,395,000
1,120,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	1,120,000
5,755,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	5,755,000
2,700,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 1.800%, 5/6/2009	2,700,000
4,195,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.550%, 5/6/2009	4,195,000
10,500,000		Virginia College Building Authority, (Series A), 0.80% TOBs (University of Richmond), Mandatory Tender 3/1/2010	10,500,000
6,500,000		Virginia College Building Authority, (Series B), 0.80% TOBs (University of Richmond), Mandatory Tender 2/1/2010	6,500,000
10,229,500	[3,4]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	10,229,500
1,580,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 1.700%, 5/6/2009	1,580,000
1,320,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.790%, 5/7/2009	1,320,000
1,100,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,100,000
1,800,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 1.500%, 5/6/2009	1,800,000
4,000,000		Virginia State Housing Development Authority, (Series 2005A A-3), 3.40% Bonds, 10/1/2009	4,031,383
1,480,000		Virginia State Housing Development Authority, (Series A-5), 3.30% Bonds, 7/1/2009	1,481,085
2,000,000		Virginia State Housing Development Authority, (Subseries E-1), 4.00% Bonds, 4/1/2010	2,040,644
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	3,810,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	$2,030,000
890,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	890,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	3,162,000
1,900,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,900,000
		TOTAL	526,860,461
		Puerto Rico--2.4%
13,000,000		Commonwealth of Puerto Rico, (Series 2009 A3), 3.00% TRANs (Banco Bilbao Vizcaya Argentaria S.A. LOC), 7/30/2009	13,042,991
		TOTAL MUNICIPAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	539,903,452
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	410,699
		TOTAL NET ASSETS--100%	$540,314,151

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $40,789,500, which represented 7.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $40,789,500, which represented 7.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	539,903,452
Level 3--Significant Unobservable Inputs	--
TOTAL	$539,903,452

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$539,903,452
Income receivable		1,201,099
Receivable for shares sold		1,875
Prepaid temporary guarantee program insurance		83,983
TOTAL ASSETS		541,190,409
Liabilities:
Payable for shares redeemed	$101,884
Income distribution payable	37,348
Payable for transfer and dividend disbursing agent fees and expenses	37,998
Payable for Directors'/Trustees' fees	455
Payable to bank	580,948
Payable for distribution services fee (Note 4)	31,988
Payable for shareholder services fee (Note 4)	74,676
Accrued expenses	10,961
TOTAL LIABILITIES		876,258
Net assets for 540,322,214 shares outstanding		$540,314,151
Net Assets Consist of:
Paid-in capital		$540,321,781
Accumulated net realized loss on investments		(1,464)
Distributions in excess of net investment income		(6,166)
TOTAL NET ASSETS		$540,314,151
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$89,770,358 ÷ 89,763,751 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$309,828,338 ÷ 309,828,823 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$140,715,455 ÷ 140,729,640 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Interest			$3,504,939
Expenses:
Investment adviser fee (Note 4)		$1,175,597
Administrative personnel and services fee (Note 4)		228,426
Custodian fees		11,110
Transfer and dividend disbursing agent fees and expenses		219,360
Directors'/Trustees' fees		2,248
Auditing fees		9,174
Legal fees		4,770
Portfolio accounting fees		60,435
Distribution services fee--Cash Series Shares (Note 4)		538,938
Shareholder services fee--Institutional Service Shares (Note 4)		356,475
Shareholder services fee--Cash Series Shares (Note 4)		224,558
Account administration fee--Institutional Service Shares		51,665
Share registration costs		39,790
Printing and postage		14,418
Insurance premiums		2,952
Miscellaneous		119,422
TOTAL EXPENSES		3,059,338
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(309,521)
Waiver of administrative personnel and services fee (Note 4)	(4,769)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(305,398)
Waiver of shareholder services fee--Cash Series Shares (Note 4)	(54,528)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(163,256)
Reimbursement of shareholder services fee--Cash Series Shares (Note 4)	(860)
Reduction of custodian fees (Note 5)	(1,838)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(840,170)
Net expenses			2,219,168
Net investment income			1,285,771
Net realized gain on investments			1,378
Change in net assets resulting from operations			$1,287,149

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,285,771	$12,684,785
Net realized gain on investments	1,378	244,588
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,287,149	12,929,373
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(265,310)	(2,949,391)
Institutional Service Shares	(831,996)	(7,134,663)
Cash Series Shares	(193,384)	(2,601,480)
Distributions from net realized gain on investments
Institutional Shares	(32,201)	(17,781)
Institutional Service Shares	(136,698)	(26,796)
Cash Series Shares	(73,465)	(10,545)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,533,054)	(12,740,656)
Share Transactions:
Proceeds from sale of shares	697,620,674	1,771,208,506
Net asset value of shares issued to shareholders in payment of distributions declared	1,123,317	9,447,829
Cost of shares redeemed	(746,651,451)	(1,781,242,062)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,907,460)	(585,727)
Change in net assets	(48,153,365)	(397,010)
Net Assets:
Beginning of period	588,467,516	588,864,526
End of period (including distributions in excess of net investment income of $(6,166) and $(1,247), respectively)	$540,314,151	$588,467,516

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	158,955,684	$158,955,684	399,177,673	$399,177,673
Shares issued to shareholders in payment of distributions declared	55,251	55,251	1,041,477	1,041,477
Shares redeemed	(145,627,658)	(145,627,658)	(473,890,538)	(473,890,538)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,383,277	$13,383,277	(73,671,388)	$(73,671,388)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	379,831,250	$379,831,250	963,026,642	$963,026,642
Shares issued to shareholders in payment of distributions declared	803,494	803,494	5,802,349	5,802,349
Shares redeemed	(403,716,508)	(403,716,508)	(960,158,204)	(960,158,204)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(23,081,764)	$(23,081,764)	8,670,787	$8,670,787

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	158,833,740	$158,833,740	409,004,191	$409,004,191
Shares issued to shareholders in payment of distributions declared	264,572	264,572	2,604,003	2,604,003
Shares redeemed	(197,307,285)	(197,307,285)	(347,193,320)	(347,193,320)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(38,208,973)	$(38,208,973)	64,414,874	$64,414,874
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(47,907,460)	$(47,907,460)	(585,727)	$(585,727)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $309,521 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,769 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $305,398 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $979 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $164,116 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the six months ended April 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $54,528 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended April 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $187,750,000 and $367,103,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $1,838 under these arrangements.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2009, 62.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.5% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

VIRGINIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245
Cusip 608919825

G00133-01 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009